UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2018
Date of reporting period:	June 30, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Annual Report

June 30, 2018

Principal®

Table of Contents

Economic & Financial Market Review	1
Important Fund Information	2
Principal Active Global Dividend Income ETF	3
Principal Contrarian Value Index ETF	4
Principal EDGE Active Income ETF	5
Principal Healthcare Innovators Index ETF	6
Principal International Multi-Factor Index ETF	7
Principal Millennials Index ETF	8
Principal Price Setters Index ETF	9
Principal Shareholder Yield Index ETF	10
Principal Spectrum Preferred Securities Active ETF	11
Principal Sustainable Momentum Index ETF	12
Principal U.S. Mega-Cap Multi-Factor Index ETF	13
Principal U.S. Small-Cap Multi-Factor Index ETF	14
Statements of Assets and Liabilities	15
Statements of Operations	20
Statements of Changes in Net Assets	25
Notes to Financial Statements	38
Schedules of Investments	48
Financial Highlights (Includes performance information)	81
Report of Independent Registered Public Accounting Firm	94
Shareholder Expense Example	96
Fund Trustees and Officers	98
Board Consideration of Investment Advisory Contracts	104
Federal Income Tax Information	106

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

On July 1, the current U.S. economic expansion began its tenth year; now the second longest expansion in U.S. history. Even as recently as early 2016, few would have expected that kind of longevity. In March 2016, the financial crisis period ended and a synchronized world expansion began. The global economy gathered momentum and continued to strengthen during 2017. That robust pace of world growth peaked early in 2018 and has been decelerating modestly.

The U.S. economy, however, has decoupled and is still gaining momentum. Investment has been strong the last year and we anticipate it remain buoyant well into 2019 given new tax incentives. More capital spending will likely translate into enhanced productivity growth, allowing companies to raise worker compensation without large hits to profits. Retail sales have been hot and improving wages should help keep consumer spending on a stout pace.

The outlook for financial markets may not be as bright. The stock market uptrend from March 2009 was hugely rewarding, with a 17.2% compounded average annual return (dividends reinvested) through the end of 2017. A key propellant of that rally was super-low interest rates fostered by the Federal Reserve (Fed) to combat deflation and crisis. But, interest rates had to move higher. The fundamental driver of the bull market went away and the correction since February suggests investors realize it.

Trade tensions fill the headlines and worry investors, but are likely not the real reason behind this year’s market turbulence. Rising interest rates brought credit stress, lower corporate bond prices, and higher yields. The Fed is on a path to normalize policy and will likely not be easily deterred. The turmoil in financial markets will probably persist through the summer.

The U.S. economy is robust; the Fed doesn’t need to aggressively raise rates and likely won’t; the world economy appears solid; and long-term U.S. treasury bond yields have stopped moving higher. These reasons suggest stocks could rally once more back to or beyond the January highs late this year or early next. That rally may be a good time to turn one’s portfolio more defensive.

*All sources Bloomberg, unless otherwise stated.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graph illustrates the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

*	Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.
**	Performance shown for the benchmark assumes reinvestment of all dividends and capital gain distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The benchmark performance for Principal Active Global Dividend Income Index ETF is calculated from 4/30/2017 to 6/30/2018.
The benchmark performance for Principal Contrarian Value Index ETF is calculated from 10/31/2017 to 06/30/2018. The benchmark performance for the Principal EDGE Active Income ETF is calculated from 6/30/2015 to 6/30/2018. The benchmark performance for the Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF is calculated from 8/31/2016 to 6/30/2018. The benchmark performance for Principal International Multi Factor Index ETF and Principal Sustainable Momentum Index ETF is calculated from 10/31/2017 to 6/30/2018. The benchmark performance for the Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF is calculated from 3/31/2016 to 6/30/2018. The benchmark performance for the Principal Spectrum Preferred Securities Active ETF is calculated from 6/30/2017 to 6/30/2018. The benchmark performance for Principal U.S. Mega Cap Multi Factor Index is calculated from 9/30/2017 to 6/30/2018. The benchmark performance for Principal U.S. Small Cap Multi Factor Index is calculated from 9/30/2016 to 06/30/2018.

Principal Active Global Dividend Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* May 9, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal Active Global Dividend Income ETF	11.24%	11.15%	05/09/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks current income and long-term growth of income and capital. The fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It invests in equity securities of small, medium and large market capitalization companies and in growth and value stocks.

Boeing outperformed on strong free cash flow growth, which helped fund another dividend hike and continued share buybacks. Royal Dutch Shell benefited from higher oil prices, resulting in higher revenues and positive free cash flow. The company continues to reiterate its commitment to returning capital to shareholders and paying down debt.

Not owning Amazon.com detracted from results. Ambev SA was weak due to concerns about Brazil’s economic woes and currency headwinds. B&G Foods disappointed due to poor results in its canned food business.

Principal Contrarian Value Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	Since Inception	Inception Date
Principal Contrarian Value Index ETF	5.15%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Contrarian Value Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities in the Nasdaq US Large Mid Cap Index (the “parent index”) that appear to be undervalued by the market relative to their fundamental value, when taking multiple market environments into consideration.

Our positioning in Qorvo, MDU Resources Group, and Skechers U.S.A. contributed to performance. Our positioning in Perspecta, Eastman Chemcial, and Jefferies Financial Group detracted from performance.

Principal EDGE Active Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 8, 2015 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal EDGE Active Income ETF	3.10%	5.35%	07/08/2015

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. The fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”) and in equity securities. The fund’s Sub-Advisors, actively and tactically allocates the fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that the Advisor believes favors one asset class over another.

Within equities, the portfolio’s strategic and tactical allocation to North American high dividend equities was the largest contributor to performance for the period. The asset class posted strong positive returns and outperformed the high yield benchmark. Additionally, the portfolio’s strategic allocation to CMBS positively contributed to performance for the quarter as the securities in the portfolio posted positive returns when the broader CMBS market lagged. Lastly, security selection in high yield corporate bonds aided performance for the period. In particular, security selection in the electric and basic industry sectors contributed, but was slightly offset by security selection in the energy and communications sectors.

The portfolio’s tactical underweight to equities vs. fixed income detracted from performance as equities posted strong returns for the quarter, outperforming high yield corporate bonds. Additionally, the portfolio’s tactical allocation to interest only securities hindered performance. While interest rates increased during the period, they remained low. Lastly, the portfolio’s strategic allocation to Preferred Stocks hindered performance for the period, but was partially offset by the portfolio’s tactical underweight to the asset class. The asset class underperformed the high yield bond benchmark in the risk-on environment.

Principal Healthcare Innovators Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal Healthcare Innovators Index ETF	21.83%	19.42%	08/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Healthcare Innovators Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities (including growth and value stock) of small and medium capitalization U.S. healthcare companies.

Our positioning in Ligand Pharmaceuticals, Orthofix International, and Vertex Pharmaceuticals contributed to performance .Our positioning in Envision Healthcare, Incyte, and Alnylam Pharmaceuticals detracted from performance.

Principal International Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* November 8, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	Since Inception	Inception Date
Principal International Multi-Factor Index ETF	0.04%	11/08/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Developed Select Leaders Index (the “index”). The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Developed Market Ex-US Ex-Korea Large Mid Cap Index that exhibit a combination of value, growth and momentum characteristics, with higher weights given to securities that are more liquid and less volatile.

Our positioning in Sony, Epiroc, and SMC contributed to performance. Our positioning in Keyence, Dollarama, and Hikari Tsushin detracted from performance.

Principal Millennials Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal Millennials Index ETF	28.31%	23.93%	08/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to global equity securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s.

Our positioning in Match Group, Panera Bread, and Sony contributed to performance. Our positioning in NVIDIA, YY Inc, and Tencent detracted from performance.

Principal Price Setters Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal Price Setters Index ETF	15.89%	14.77%	03/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Price Setters Index. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of pricing power.

Our positioning in Arista Networks, Ulta Beauty, and KLA-Tencor contributed to performance. Our positioning in Brown-Forman, MSCI, and Align Technology detracted from performance.

Principal Shareholder Yield Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal Shareholder Yield Index ETF	13.17%	14.27%	03/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Shareholder Yield Index. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (including value stock) of companies that compose the index at the time of purchase. The index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of sustainable, shareholder yield.

Our positioning in Micro Focus International, Harley-Davidson, and Gilead Sciences contributed to performance. Our positioning in Wyndham Destinations, Kohl’s, and Boeing detracted from performance.

Principal Spectrum Preferred Securities Active ETF

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.

Value of a $10,000 Investment* July 10, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	Since Inception	Inception Date
Principal Spectrum Preferred Securities Active ETF	-1.28%	07/10/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.

Our positioning in MetLife Cap X 9.25 4/33-38, Morgan Stanley 5.55 7/15/20-49 DRD, American Express Co 5.2 11/15/19-49 DRD contributed to performance. Our positioning in BNP Paribas 7.195 6/37-49, Legal and General Group 5.25 3/27-47, Standard Chartered 7.014 7/37-49 144A detracted from performance.

Principal Sustainable Momentum Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	Since Inception	Inception Date
Principal Sustainable Momentum Index ETF	12.62%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Sustainable Momentum Index (the “index”). The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities, including growth and value stocks, within the Nasdaq US Large Mid Cap Index that exhibit sustainable price momentum, based on historical stock prices over multiple periods and taking multiple market environments into consideration.

Our positioning in Marathon Petroleum, Interactive Brokers Group, and ASGN contributed to performance. Our positioning in Perspecta, Amazon.com, and Kohl’s detracted from performance.

Principal U.S. Mega-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 11, 2017 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	Since Inception	Inception Date
Principal U.S. Mega-Cap Multi-Factor Index ETF	4.73%	10/11/2017

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Mega Cap Select Leaders Index (the “index”). Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies with the largest market capitalizations in the Nasdaq US 500 Large Cap Index (the “parent index”), with higher weights given to securities that are less volatile.

Our positioning in Verizon Communications, McDonald’s, and Booking Holdings contributed to performance. Our positioning in Apple, Microsoft, and Amazon.com detracted from performance.

Principal U.S. Small-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* September 21, 2016 - June 30, 2018

Average Annual Total Returns* as of June 30, 2018

	1-Year	Since Inception	Inception Date
Principal U.S. Small-Cap Multi-Factor ETF	17.14%	18.93%	09/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Small Cap Select Leaders Index. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index. The index is designed to provide exposure to equity securities (including growth and value stock) of U.S. small-capitalization companies within the Nasdaq US Small Cap Index that exhibit potential for high degrees of sustainable shareholder yield, pricing power and strong momentum, while adjusting for liquidity and quality as determined by a quantitative model.

Our positioning in Match Group, Stamps.com, and Insulet contributed to performance. Our positioning in KEMET, Myriad Genetics, and M.D.C. Holdings detracted from performance.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2018

	Principal	Principal
	Active Global	Contrarian	Principal
	Dividend	Value Index	EDGE Active
	Income ETF	ETF	Income ETF
Investments in securities — at cost	$664,500,755	$3,918,019	$277,684,463

Assets
Investments in securities — at value	$696,138,955	$3,896,636	$283,793,003
Cash	2,739,301	18,293	6,008,776
Receivables:
Dividends and interest	2,944,899	4,127	3,322,275
Investment securities sold	5,329,595	—	—
Other receivable	49,940	—	—
Total Assets	707,202,690	3,919,056	293,124,054

Liabilities
Accrued management and investment advisory fees	355,354	1,013	157,311
Payables:
Investment securities purchased	1,412,134	—	—
Total Liabilities	1,767,488	1,013	157,311
Net Assets Applicable to Outstanding Shares	$705,435,202	$3,918,043	$292,966,743

Net Assets Consist of:
Capital shares and additional paid-in-capital	$663,315,014	$3,993,175	$284,150,545
Accumulated undistributed (overdistributed) net investment income (loss)	6,617,701	15,659	174,409
Accumulated undistributed (overdistributed) net realized gain (loss)	3,877,049	(69,408)	2,533,388
Net unrealized appreciation (depreciation) of investments	31,638,200	(21,383)	6,108,540
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign
currency	(12,762)	—	(139)
Total Net Assets	$705,435,202	$3,918,043	$292,966,743

Net Asset Value Per Share:
Net Assets	$705,435,202	$3,918,043	$292,966,743
Shares Issued and Outstanding	25,600,001	150,001	7,275,000
Net Asset Value per share	$27.56	$26.12	$40.27

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2018

			Principal
	Principal	Principal	Investment
	Healthcare	International	Grade
	Innovators	Multi-Factor	Corporate
	Index ETF	Index ETF	Active ETF
Investments in securities — at cost	$47,666,781	$14,897,167	$225,044,234

Foreign currency — at cost	$—	$10,624	$—

Assets
Investments in securities — at value	$52,018,867	$14,781,320	$223,923,714
Foreign currency — at value	—	10,610	—
Cash	102,958	77,612	1,229,066
Receivables:
Dividends and interest	2,588	36,518	2,138,210
Investment securities sold	—	—	2,739,339
Total Assets	52,124,413	14,906,060	230,030,329

Liabilities
Accrued management and investment advisory fees	20,640	4,862	44,304
Payables:
Investment securities purchased	—	48	1,276,079
Total Liabilities	20,640	4,910	1,320,383
Net Assets Applicable to Outstanding Shares	$52,103,773	$14,901,150	$228,709,946

Net Assets Consist of:
Capital shares and additional paid-in-capital	$48,665,224	$15,000,100	$229,064,950
Accumulated undistributed (overdistributed) net investment income (loss)	(102,816)	165,846	579,166
Accumulated undistributed (overdistributed) net realized gain (loss)	(810,721)	(148,569)	186,350
Net unrealized appreciation (depreciation) of investments	4,352,086	(115,847)	(1,120,520)
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign
currency	—	(380)	—
Total Net Assets	$52,103,773	$14,901,150	$228,709,946

Net Asset Value Per Share:
Net Assets	$52,103,773	$14,901,150	$228,709,946
Shares Issued and Outstanding	1,500,001	150,001	9,300,001
Net Asset Value per share	$34.74	$99.34	$24.59

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2018

			Principal
	Principal	Principal	Shareholder
	Millennials	Price Setters	Yield Index
	Index ETF	Index ETF	ETF
Investments in securities — at cost	$18,450,246	$21,325,773	$14,815,859

Assets
Investments in securities — at value	$20,141,840	$21,556,420	$14,544,054
Cash	77,218	91,859	66,375
Receivables:
Dividends and interest	5,226	11,387	15,102
Expense reimbursement from Manager	—	1,845	1,300
Total Assets	20,224,284	21,661,511	14,626,831

Liabilities
Accrued management and investment advisory fees	7,255	6,709	4,727
Total Liabilities	7,255	6,709	4,727
Net Assets Applicable to Outstanding Shares	$20,217,029	$21,654,802	$14,622,104

Net Assets Consist of:
Capital shares and additional paid-in-capital	$18,733,473	$21,559,550	$14,843,715
Accumulated undistributed (overdistributed) net investment income (loss)	53,354	62,809	71,481
Accumulated undistributed (overdistributed) net realized gain (loss)	(261,408)	(198,204)	(21,287)
Net unrealized appreciation (depreciation) of investments	1,691,594	230,647	(271,805)
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign
currency	16	—	—
Total Net Assets	$20,217,029	$21,654,802	$14,622,104

Net Asset Value Per Share:
Net Assets	$20,217,029	$21,654,802	$14,622,104
Shares Issued and Outstanding	550,001	650,001	450,001
Net Asset Value per share	$36.76	$33.32	$32.49

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2018

	Principal
	Spectrum	Principal	Principal U.S.
	Preferred	Sustainable	Mega-Cap
	Securities	Momentum	Multi-Factor
	Active ETF	Index ETF	Index ETF
Investments in securities — at cost	$53,262,058	$5,393,136	$1,665,860,542

Assets
Investments in securities — at value	$50,762,678	$5,578,489	$1,659,356,869
Cash	495,620	22,922	5,685,374
Receivables:
Dividends and interest	714,428	2,676	1,649,933
Expense reimbursement from Manager	—	—	41,725
Total Assets	51,972,726	5,604,087	1,666,733,901

Liabilities
Accrued management and investment advisory fees	23,556	1,373	208,625
Total Liabilities	23,556	1,373	208,625
Net Assets Applicable to Outstanding Shares	$51,949,170	$5,602,714	$1,666,525,276

Net Assets Consist of:
Capital shares and additional paid-in-capital	$54,527,568	$5,482,190	$1,687,187,956
Accumulated undistributed (overdistributed) net investment income (loss)	127,978	8,702	8,493,195
Accumulated undistributed (overdistributed) net realized gain (loss)	(206,996)	(73,531)	(22,652,202)
Net unrealized appreciation (depreciation) of investments	(2,499,380)	185,353	(6,503,673)
Total Net Assets	$51,949,170	$5,602,714	$1,666,525,276

Net Asset Value Per Share:
Net Assets	$51,949,170	$5,602,714	$1,666,525,276
Shares Issued and Outstanding	550,001	200,001	64,050,001
Net Asset Value per share	$94.45	$28.01	$26.02

See accompanying notes.

Statement of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2018

		Principal U.S.
		Small-Cap
		Multi-Factor
		Index ETF (a)
Investments in securities — at cost		$310,678,091

Assets
Investments in securities — at value		$349,255,760
Cash		1,614,335
Receivables:
Dividends and interest		422,653
	Total Assets	351,292,748

Liabilities
Accrued management and investment advisory fees		117,118
	Total Liabilities	117,118
Net Assets Applicable to Outstanding Shares		$351,175,630

Net Assets Consist of:
Capital shares and additional paid-in-capital		$322,412,952
Accumulated undistributed (overdistributed) net investment income (loss)		633,577
Accumulated undistributed (overdistributed) net realized gain (loss)		(10,448,568)
Net unrealized appreciation (depreciation) of investments		38,577,669
	Total Net Assets	$351,175,630

Net Asset Value Per Share:
Net Assets		$351,175,630
Shares Issued and Outstanding		10,500,001
Net Asset Value per share		$33.45

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year ended June 30, 2018

	Principal	Principal
	Active Global	Contrarian	Principal
	Dividend	Value Index	EDGE Active
	Income ETF	ETF (a)	Income ETF
Net Investment Income (Loss)
Income:
Dividend income	$19,584,642	$52,633	$2,818,932
Withholding tax	(1,379,920)	(19)	(21,248)
Interest	—	—	11,746,873
Total Income	18,204,722	52,614	14,544,557
Expenses:
Management and investment advisory fees	3,414,415	8,755	1,955,349
Listing fees	N/A	N/A	1,877
Transfer agent fees	N/A	N/A	4,161
Custodian fees	N/A	N/A	1,360
Audit fees	N/A	N/A	6,107
Trustee fees	N/A	N/A	1,358
Professional fees	N/A	N/A	1,429
Insurance	N/A	N/A	13,713
Shareholder reports	N/A	N/A	897
Other expenses	N/A	N/A	164
Total Gross Expenses	3,414,415	8,755	1,986,415
Less: Reimbursement from Manager	—	—	(102,982)
Total Net Expenses	3,414,415	8,755	1,883,433
Net Investment Income (Loss)	14,790,307	43,859	12,661,124
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	6,755,407	(69,193)	3,698,002
In-kind redemptions	—	257,425	—
Foreign currency transactions	(134,613)	—	1,711
Change in unrealized appreciation/depreciation of:
Investments	29,458,256	(21,383)	(7,458,361)
Foreign currency transactions	(24,756)	—	(530)
Net Realized and Unrealized Gain (Loss) on Investments	36,054,294	166,849	(3,759,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,844,601	$210,708	$8,901,946

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year ended June 30, 2018

			Principal
	Principal	Principal	Investment
	Healthcare	International	Grade
	Innovators	Multi-Factor	Corporate
	Index ETF	Index ETF (a)	Active ETF (b)
Net Investment Income (Loss)
Income:
Dividend income	$12,912	$344,283	$—
Withholding tax	—	(37,039)	—
Interest	—	—	1,277,813
Total Income	12,912	307,244	1,277,813
Expenses:
Management and investment advisory fees	154,047	37,998	79,862
Total Expenses	154,047	37,998	79,862
Net Investment Income (Loss)	(141,135)	269,246	1,197,951
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(778,106)	(145,012)	186,469
In-kind redemptions	5,200,516	—	—
Foreign currency transactions	—	(1,357)	—
Change in unrealized appreciation/depreciation of:
Investments	3,811,547	(115,847)	(1,120,520)
Foreign currency transactions	—	(380)	—
Net Realized and Unrealized Gain (Loss) on Investments	8,233,957	(262,596)	(934,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,092,822	$6,650	$263,900

(a)	Period from November 8, 2017, date operations commenced, through June 30, 2018.
(b)	Period from April 18, 2018, date operations commenced, through June 30, 2018.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year ended June 30, 2018

			Principal
	Principal	Principal	Shareholder
	Millennials	Price Setters	Yield Index
	Index ETF	Index ETF	ETF
Net Investment Income (Loss)
Income:
Dividend income	$154,700	$231,843	$230,321
Withholding tax	(9,791)	—	(83)
Total Income	144,909	231,843	230,238
Expenses:
Management and investment advisory fees	58,090	61,029	41,841
Interest expense	243	—	—
Total Gross Expenses	58,333	61,029	41,841
Less: Reimbursement from Manager	—	(16,783)	(11,506)
Total Net Expenses	58,333	44,246	30,335
Net Investment Income (Loss)	86,576	187,597	199,903
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(232,042)	(177,331)	(14,763)
In-kind redemptions	1,263,292	2,325,107	1,017,289
Foreign currency transactions	338	—	—
Change in unrealized appreciation/depreciation of:
Investments	1,259,377	(154,823)	(358,383)
Foreign currency transactions	(28)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2,290,937	1,992,953	644,143
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,377,513	$2,180,550	$844,046

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year ended June 30, 2018

	Principal
	Spectrum	Principal	Principal U.S.
	Preferred	Sustainable	Mega-Cap
	Securities	Momentum	Multi-Factor
	Active ETF (a)	Index ETF (b)	Index ETF (c)
Net Investment Income (Loss)
Income:
Dividend income	$—	$40,780	$17,842,665
Withholding tax	—	(21)	—
Interest	1,985,304	—	—
Total Income	1,985,304	40,759	17,842,665
Expenses:
Management and investment advisory fees	198,087	9,357	1,235,293
Total Gross Expenses	198,087	9,357	1,235,293
Less: Reimbursement from Manager	—	—	(247,059)
Total Net Expenses	198,087	9,357	988,234
Net Investment Income (Loss)	1,787,217	31,402	16,854,431
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(220,092)	(73,447)	(22,666,482)
In-kind redemptions	—	340,811	15,142,055
Change in unrealized appreciation/depreciation of:
Investments	(2,499,380)	185,353	(6,503,673)
Net Realized and Unrealized Gain (Loss) on Investments	(2,719,472)	452,717	(14,028,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(932,255)	$484,119	$2,826,331

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(b)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(c)	Period from October 11, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Operations
Principal Exchange-Traded Funds
Year ended June 30, 2018

Principal U.S.
Small-Cap
Multi-Factor
Index ETF (a)
Net Investment Income (Loss)
Income:
Dividend income	$4,237,743
Total Income	4,237,743
Expenses:
Management and investment advisory fees	1,215,291
Total Expenses	1,215,291
Net Investment Income (Loss)	3,022,452
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(10,264,373)
In-kind redemptions	36,406,720
Change in unrealized appreciation/depreciation of:
Investments	23,950,375
Net Realized and Unrealized Gain (Loss) on Investments	50,092,722
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,115,174

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active Global Dividend
	Income ETF
	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Operations
Net investment income (loss)	$14,790,307	$2,366,031
Net realized gain (loss) on investments	6,620,794	904
Change in unrealized appreciation/depreciation of investments and foreign currency	29,433,500	2,191,938
Net Increase (Decrease) in Net Assets Resulting from Operations	50,844,601	4,558,873
Dividends and Distributions to Shareholders
From net investment income	(10,404,928)	—
From net realized gain on investments	(2,878,358)	—
Total Dividends and Distributions	(13,283,286)	—
Capital Share Transactions
Net increase (decrease) in capital share transactions	239,306,479	424,008,535
Total Increase (Decrease) in Net Assets	276,867,794	428,567,408
Net Assets
Beginning of period	428,567,408	—
End of period (including undistributed net investment income as set forth below)	$705,435,202	$428,567,408
Undistributed (overdistributed) net investment income (loss)	$6,617,701	$2,366,935

Capital Share Transactions
Dollars:
Sold	$239,306,479	$424,008,535
Net Increase (Decrease)	$239,306,479	$424,008,535
Shares:
Sold	8,700,000	16,900,001
Net Increase (Decrease)	8,700,000	16,900,001

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
Contrarian
Value Index
ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$43,859
Net realized gain (loss) on investments	188,232
Change in unrealized appreciation/depreciation of investments and foreign currency	(21,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,708
Dividends and Distributions to Shareholders
From net investment income	(28,200)
Total Dividends and Distributions	(28,200)
Capital Share Transactions
Net increase (decrease) in capital share transactions	3,735,535
Total Increase (Decrease) in Net Assets	3,918,043
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$3,918,043
Undistributed (overdistributed) net investment income (loss)	$15,659

Capital Share Transactions
Dollars:
Sold	$6,395,207
Redeemed	(2,659,672)
Net Increase (Decrease)	$3,735,535
Shares:
Sold	250,001
Redeemed	(100,000)
Net Increase (Decrease)	150,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal EDGE Active Income ETF
	Year ended	Year ended
	June 30, 2018	June 30, 2017
Operations
Net investment income (loss)	$12,661,124	$13,349,660
Net realized gain (loss) on investments	3,699,713	3,313,052
Change in unrealized appreciation/depreciation of investments and foreign currency	(7,458,891)	11,756,917
Net Increase (Decrease) in Net Assets Resulting from Operations	8,901,946	28,419,629
Dividends and Distributions to Shareholders
From net investment income	(13,250,549)	(13,513,547)
From net realized gain on investments	(3,162,212)	—
Total Dividends and Distributions	(16,412,761)	(13,513,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions	14,393,113	6,165,752
Total Increase (Decrease) in Net Assets	6,882,298	21,071,834
Net Assets
Beginning of period	286,084,445	265,012,611
End of period (including undistributed net investment income as set forth below)	$292,966,743	$286,084,445
Undistributed (overdistributed) net investment income (loss)	$174,409	$819,369

Capital Share Transactions
Dollars:
Sold	$14,393,113	$10,225,148
Redeemed	—	(4,059,396)
Net Increase (Decrease)	$14,393,113	$6,165,752
Shares:
Sold	350,000	250,000
Redeemed	—	(100,000)
Net Increase (Decrease)	350,000	150,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Healthcare Innovators Index
	ETF
	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Operations
Net investment income (loss)	$(141,135)	$(17,255)
Net realized gain (loss) on investments	4,422,410	385,259
Change in unrealized appreciation/depreciation of investments and foreign currency	3,811,547	540,539
Net Increase (Decrease) in Net Assets Resulting from Operations	8,092,822	908,543
Dividends and Distributions to Shareholders
From net realized gain on investments	(79,577)	—
Total Dividends and Distributions	(79,577)	—
Capital Share Transactions
Net increase (decrease) in capital share transactions	36,950,430	6,231,555
Total Increase (Decrease) in Net Assets	44,963,675	7,140,098
Net Assets
Beginning of period	7,140,098	—
End of period (including undistributed net investment income as set forth below)	$52,103,773	$7,140,098
Undistributed (overdistributed) net investment income (loss)	$(102,816)	$—

Capital Share Transactions
Dollars:
Sold	$53,405,667	$7,598,277
Redeemed	(16,455,237)	(1,366,722)
Net Increase (Decrease)	$36,950,430	$6,231,555
Shares:
Sold	1,750,000	300,001
Redeemed	(500,000)	(50,000)
Net Increase (Decrease)	1,250,000	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
International
Multi-Factor
Index ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$269,246
Net realized gain (loss) on investments	(146,369)
Change in unrealized appreciation/depreciation of investments and foreign currency	(116,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,650
Dividends and Distributions to Shareholders
From net investment income	(105,600)
Total Dividends and Distributions	(105,600)
Capital Share Transactions
Net increase (decrease) in capital share transactions	15,000,100
Total Increase (Decrease) in Net Assets	14,901,150
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$14,901,150
Undistributed (overdistributed) net investment income (loss)	$165,846

Capital Share Transactions
Dollars:
Sold	$15,000,100
Net Increase (Decrease)	$15,000,100
Shares:
Sold	150,001
Net Increase (Decrease)	150,001

(a)	Period from November 8, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
Investment
Grade
Corporate
Active ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$1,197,951
Net realized gain (loss) on investments	186,469
Change in unrealized appreciation/depreciation of investments and foreign currency	(1,120,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	263,900
Dividends and Distributions to Shareholders
From net investment income	(618,904)
Total Dividends and Distributions	(618,904)
Capital Share Transactions
Net increase (decrease) in capital share transactions	229,064,950
Total Increase (Decrease) in Net Assets	228,709,946
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$228,709,946
Undistributed (overdistributed) net investment income (loss)	$579,166

Capital Share Transactions
Dollars:
Sold	$229,064,950
Net Increase (Decrease)	$229,064,950
Shares:
Sold	9,300,001
Net Increase (Decrease)	9,300,001

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Millennials Index ETF
	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Operations
Net investment income (loss)	$86,576	$41,269
Net realized gain (loss) on investments	1,031,588	522,641
Change in unrealized appreciation/depreciation of investments and foreign currency	1,259,349	432,261
Net Increase (Decrease) in Net Assets Resulting from Operations	2,377,513	996,171
Dividends and Distributions to Shareholders
From net investment income	(66,800)	(23,400)
From net realized gain on investments	(21,947)	(8,081)
Total Dividends and Distributions	(88,747)	(31,481)
Capital Share Transactions
Net increase (decrease) in capital share transactions	10,698,562	6,265,011
Total Increase (Decrease) in Net Assets	12,987,328	7,229,701
Net Assets
Beginning of period	7,229,701	—
End of period (including undistributed net investment income as set forth below)	$20,217,029	$7,229,701
Undistributed (overdistributed) net investment income (loss)	$53,354	$26,415

Capital Share Transactions
Dollars:
Sold	$14,219,990	$11,595,881
Redeemed	(3,521,428)	(5,330,870)
Net Increase (Decrease)	$10,698,562	$6,265,011
Shares:
Sold	400,000	450,001
Redeemed	(100,000)	(200,000)
Net Increase (Decrease)	300,000	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Price Setters Index ETF
	Year ended	Year ended
	June 30, 2018	June 30, 2017
Operations
Net investment income (loss)	$187,597	$84,527
Net realized gain (loss) on investments	2,147,776	571,389
Change in unrealized appreciation/depreciation of investments and foreign currency	(154,823)	192,950
Net Increase (Decrease) in Net Assets Resulting from Operations	2,180,550	848,866
Dividends and Distributions to Shareholders
From net investment income	(132,851)	(98,450)
From net realized gain on investments	(19,372)	(14,953)
Total Dividends and Distributions	(152,223)	(113,403)
Capital Share Transactions
Net increase (decrease) in capital share transactions	12,369,418	2,492
Total Increase (Decrease) in Net Assets	14,397,745	737,955
Net Assets
Beginning of period	7,257,057	6,519,102
End of period (including undistributed net investment income as set forth below)	$21,654,802	$7,257,057
Undistributed (overdistributed) net investment income (loss)	$62,809	$8,064

Capital Share Transactions
Dollars:
Sold	$25,876,656	$4,208,677
Redeemed	(13,507,238)	(4,206,185)
Net Increase (Decrease)	$12,369,418	$2,492
Shares:
Sold	800,000	150,000
Redeemed	(400,000)	(150,000)
Net Increase (Decrease)	400,000	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Shareholder Yield Index ETF
	Year ended	Year ended
	June 30, 2018	June 30, 2017
Operations
Net investment income (loss)	$199,903	$136,029
Net realized gain (loss) on investments	1,002,526	932,347
Change in unrealized appreciation/depreciation of investments and foreign currency	(358,383)	218,424
Net Increase (Decrease) in Net Assets Resulting from Operations	844,046	1,286,800
Dividends and Distributions to Shareholders
From net investment income	(141,901)	(166,951)
From net realized gain on investments	(4,214)	(8,059)
Total Dividends and Distributions	(146,115)	(175,010)
Capital Share Transactions
Net increase (decrease) in capital share transactions	6,633,709	15,551
Total Increase (Decrease) in Net Assets	7,331,640	1,127,341
Net Assets
Beginning of period	7,290,464	6,163,123
End of period (including undistributed net investment income as set forth below)	$14,622,104	$7,290,464
Undistributed (overdistributed) net investment income (loss)	$71,481	$13,479

Capital Share Transactions
Dollars:
Sold	$13,234,720	$4,357,982
Redeemed	(6,601,011)	(4,342,431)
Net Increase (Decrease)	$6,633,709	$15,551
Shares:
Sold	400,000	150,000
Redeemed	(200,000)	(150,000)
Net Increase (Decrease)	200,000	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
Spectrum
Preferred
Securities
Active ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$1,787,217
Net realized gain (loss) on investments	(220,092)
Change in unrealized appreciation/depreciation of investments and foreign currency	(2,499,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(932,255)
Dividends and Distributions to Shareholders
From net investment income	(1,638,002)
From net realized gain on investments	(8,141)
Total Dividends and Distributions	(1,646,143)
Capital Share Transactions
Net increase (decrease) in capital share transactions	54,527,568
Total Increase (Decrease) in Net Assets	51,949,170
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$51,949,170
Undistributed (overdistributed) net investment income (loss)	$127,978

Capital Share Transactions
Dollars:
Sold	$54,527,568
Net Increase (Decrease)	$54,527,568
Shares:
Sold	550,001
Net Increase (Decrease)	550,001

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
Sustainable
Momentum
Index ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$31,402
Net realized gain (loss) on investments	267,364
Change in unrealized appreciation/depreciation of investments and foreign currency	185,353
Net Increase (Decrease) in Net Assets Resulting from Operations	484,119
Dividends and Distributions to Shareholders
From net investment income	(22,700)
Total Dividends and Distributions	(22,700)
Capital Share Transactions
Net increase (decrease) in capital share transactions	5,141,295
Total Increase (Decrease) in Net Assets	5,602,714
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$5,602,714
Undistributed (overdistributed) net investment income (loss)	$8,702

Capital Share Transactions
Dollars:
Sold	$7,943,624
Redeemed	(2,802,329)
Net Increase (Decrease)	$5,141,295
Shares:
Sold	300,001
Redeemed	(100,000)
Net Increase (Decrease)	200,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal U.S.
Mega-Cap
Multi-Factor
Index ETF
Period ended
June 30, 2018 (a)
Operations
Net investment income (loss)	$16,854,431
Net realized gain (loss) on investments	(7,524,427)
Change in unrealized appreciation/depreciation of investments and foreign currency	(6,503,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,826,331
Dividends and Distributions to Shareholders
From net investment income	(8,361,236)
Total Dividends and Distributions	(8,361,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions	1,672,060,181
Total Increase (Decrease) in Net Assets	1,666,525,276
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$1,666,525,276
Undistributed (overdistributed) net investment income (loss)	$8,493,195

Capital Share Transactions
Dollars:
Sold	$1,909,927,244
Redeemed	(237,867,063)
Net Increase (Decrease)	$1,672,060,181
Shares:
Sold	73,450,001
Redeemed	(9,400,000)
Net Increase (Decrease)	64,050,001

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Small-Cap Multi-Factor
	Index ETF (a)
	Year ended	Period ended
	June 30, 2018	June 30, 2017 (b)
Operations
Net investment income (loss)	$3,022,452	$2,158,163
Net realized gain (loss) on investments	26,142,347	19,169,989
Change in unrealized appreciation/depreciation of investments and foreign currency	23,950,375	14,627,294
Net Increase (Decrease) in Net Assets Resulting from Operations	53,115,174	35,955,446
Dividends and Distributions to Shareholders
From net investment income	(3,049,323)	(1,497,712)
From net realized gain on investments	(159,618)	—
Total Dividends and Distributions	(3,208,941)	(1,497,712)
Capital Share Transactions
Net increase (decrease) in capital share transactions	25,803,832	241,007,831
Total Increase (Decrease) in Net Assets	75,710,065	275,465,565
Net Assets
Beginning of period	275,465,565	—
End of period (including undistributed net investment income as set forth below)	$351,175,630	$275,465,565
Undistributed (overdistributed) net investment income (loss)	$633,577	$660,451

Capital Share Transactions
Dollars:
Sold	$259,486,789	$345,504,287
Redeemed	(233,682,957)	(104,496,456)
Net Increase (Decrease)	$25,803,832	$241,007,831
Shares:
Sold	8,450,000	13,200,001
Redeemed	(7,500,000)	(3,650,000)
Net Increase (Decrease)	950,000	9,550,001

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen series, Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective October 27, 2017, Principal U.S. Small-Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal Active Global Dividend Income ETF and Principal Spectrum Preferred Securities Active ETF are listed on the Bats BZX Exchange (“Bats” or the “Exchange”). Shares of the Principal EDGE Active Income ETF and Principal Investment Grade Corporate Active ETF are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF initial investment and commencement of operations was on August 19, 2016. Principal U.S. Small-Cap Multi-Factor Index ETF initial investment and commencement of operations was on September 21, 2016. Principal Active Global Dividend Income ETF initial investment and commencement of operations was on May 9, 2017. Principal Spectrum Preferred Securities Active ETF initial investment and commencement of operations was July 10, 2017. Principal U.S. Mega-Cap Multi-Factor Index ETF initial investment and commencement of operations was October 11, 2017. Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF initial investment and commencement of operations was October 18, 2017. Principal International Multi-Factor Index ETF initial investment and commencement of operations was November 8, 2017. Principal Investment Grade Corporate Active ETF initial investment and commencement of operations was April 18, 2018.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ NAV are reflected in the Funds’ NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds’ NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds were disclosed in detail in the statement of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. Prior to October 2, 2017, expenses directly attributed to Principal EDGE Active Income ETF are charged to Principal EDGE Active Income ETF.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

2. Significant Accounting Policies (continued)

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code.

Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statement of operations.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PVC SAM Balanced Portfolio, PVC SAM Conservative Balanced Portfolio, PVC SAM Flexible Income Portfolio, PVC SAM Strategic Growth Portfolio (collectively the “SAM Portfolios”) invest in Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF, Principal Investment Grade Corporate Active ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF and Principal U.S. Small-Cap Multi-Factor Index ETF (the “underlying funds”).

An underlying fund to the SAM Portfolios may experience relatively large redemptions or purchases as the SAM Portfolios periodically reallocate or rebalance their assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to the SAM Portfolios and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the SAM Portfolios which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2018, the SAM Portfolios owned 99.61%, in the aggregate, of the outstanding shares of Principal Active Global Dividend Income ETF, 93.43% of Principal EDGE Active Income ETF, 99.46% of Principal Investment Grade Corporate Active ETF, 97.35% of Principal U.S. Mega-Cap Multi-Factor Index ETF and 98.57% of Principal U.S. Small-Cap Multi-Factor Index ETF.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

3. Operating Policies (continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

4. Fair Valuation (continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have any assets or liabilities categorized as Level 3.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$696,138,955	$—	$—	$696,138,955
Total investments in securities	$696,138,955	$—	$—	$696,138,955
Principal Contrarian Value Index ETF
Common Stocks*	$3,896,636	$—	$—	$3,896,636
Total investments in securities	$3,896,636	$—	$—	$3,896,636
Principal EDGE Active Income ETF
Common Stocks*	$61,511,514	$—	$—	$61,511,514
Preferred Stocks*	13,918,530	—	—	13,918,530
Bonds*	—	195,143,053	—	195,143,053
U.S. Government & Government
Agency Obligations*	—	13,219,906	—	13,219,906
Total investments in securities	$75,430,044	$208,362,959	$—	$283,793,003

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

4. Fair Valuation (continued)
		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Healthcare Innovators Index ETF
Common Stocks*	$52,018,867	$—	$—	$52,018,867
Total investments in securities	$52,018,867	$—	$—	$52,018,867
Principal International Multi-Factor Index ETF
Common Stocks*	$14,733,239	$—	$—	$14,733,239
Preferred Stocks*	48,081	—	—	48,081
Total investments in securities	$14,781,320	$—	$—	$14,781,320
Principal Investment Grade Corporate Active ETF
Bonds*	$—	$223,923,714	$—	$223,923,714
Total investments in securities	$—	$223,923,714	$—	$223,923,714
Principal Millennials Index ETF
Common Stocks*	$20,141,840	$—	$—	$20,141,840
Total investments in securities	$20,141,840	$—	$—	$20,141,840
Principal Price Setters Index ETF
Common Stocks*	$21,556,420	$—	$—	$21,556,420
Total investments in securities	$21,556,420	$—	$—	$21,556,420
Principal Shareholder Yield Index ETF
Bonds*	$14,544,054	$—	$—	$14,544,054
Total investments in securities	$14,544,054	$—	$—	$14,544,054
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$50,762,678	$—	$50,762,678
Total investments in securities	$—	$50,762,678	$—	$50,762,678
Principal Sustainable Momentum Index ETF
Common Stocks*	$5,578,489	$—	$—	$5,578,489
Total investments in securities	$5,578,489	$—	$—	$5,578,489
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,659,356,869	$—	$—	$1,659,356,869
Total investments in securities	$1,659,356,869	$—	$—	$1,659,356,869
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$349,255,760	$—	$—	$349,255,760
Total investments in securities	$349,255,760	$—	$—	$349,255,760

* For additional detail regarding sector classifications, please see the Schedules of Investments.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal EDGE Active Income ETF*	0.75%	0.73%	0.71%	0.70%
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%

*	Period from July 1, 2017 through October 1, 2017.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

5. Management Agreement and Transactions with Affiliates (continued)

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Contrarian Value Index ETF	0.29%
Principal EDGE Active Income ETF	0.65%*
Principal International Multi-Factor Index ETF	0.39%
Principal Investment Grade Corporate Active ETF	0.26%
Principal Spectrum Preferred Securities Active ETF	0.55%
Principal Sustainable Momentum Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF	0.38%

* Period from October 2, 2017 through June 30, 2018.

For the period from July 1, 2017 through October 2, 2017, the Advisor contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as percent of average net assets on an annualized basis) not to exceed 0.65%.

In addition, the Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expense limits will expire on October 31, 2018.

Principal Price Setters Index ETF	0.29%
Principal Shareholder Yield Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%*

* Period from October 11, 2017 through June 30, 2018.

Affiliated Ownership. At June 30, 2018, Principal Financial Services, Inc. (an affiliate of the Advisor) owned shares of the Funds as follows (amounts in thousands):

Fund	Shares
Principal Contrarian Value Index ETF	119,905
Principal International Multi-Factor Index ETF	140,015
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001
Principal Spectrum Preferred Securities Active ETF	249,004
Principal Sustainable Momentum Index ETF	119,905

6. Investment Transactions

For the year ended June 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$138,519,562	$126,724,227	$—	$—
Principal Contrarian Value Index	1,835,638	1,837,061	—	—
Principal EDGE Active Income ETF	50,980,223	31,432,479	—	—
Principal Healthcare Innovators Index ETF	11,730,782	13,443,286	—	—
Principal International Multi-Factor Index ETF	5,910,301	5,197,032	—	—
Principal Investment Grade Corporate Active ETF	237,928,265	12,626,737	—	—
Principal Millennials Index ETF	5,005,926	4,594,286	—	—
Principal Price Setters Index ETF	10,525,285	9,543,301	—	—
Principal Shareholder Yield Index ETF	6,312,343	5,717,494	—	—
Principal Spectrum Preferred Securities Active ETF	76,817,567	13,930,586	—	—
Principal Sustainable Momentum Index ETF	5,028,006	5,054,183	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	306,444,549	306,381,128	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	243,195,376	246,055,236	—	—

	Notes to Financial Statements
	Principal Exchange-Traded Funds
	June 30, 2018

6. Investment Transactions (continued)

For the year ended June 30, 2018, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Active Global Dividend Income ETF	$232,300,284	$—
Principal Contrarian Value Index ETF	6,367,759	2,635,372
Principal Healthcare Innovators Index ETF	53,417,156	15,047,090
Principal International Multi-Factor Index ETF	14,333,967	—
Principal Millennials Index ETF	14,136,445	3,902,843
Principal Price Setters Index ETF	25,877,109	14,519,371
Principal Shareholder Yield Index ETF	13,234,453	7,169,120
Principal Sustainable Momentum Index ETF	7,911,241	2,758,897
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,909,809,320	236,487,773
Principal U.S. Small-Cap Multi-Factor Index ETF	259,485,146	231,180,936

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the years ended June 30, 2018, and June 30, 2017 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Year ended	Year ended	Year ended	Year ended
Fund	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Principal Active Global Dividend Income ETF	$13,248,973	$—	$34,313	$—
Principal Contrarian Value Index ETF	28,200	—	—	—
Principal EDGE Active Income ETF	15,210,889	13,513,547	1,201,872	—
Principal Healthcare Innovators Index ETF	64,403	—	15,174	—
Principal International Multi-Factor Index ETF	105,600	—	—	—
Principal Investment Grade Corporate Active ETF	618,904	—	—	—
Principal Millennials Index ETF	88,655	31,481	92	—
Principal Price Setters Index ETF	152,119	113,278	104	125
Principal Shareholder Yield Index ETF	145,989	174,521	126	489
Principal Spectrum Preferred Securities Active ETF	1,646,143	—	—	—
Principal Sustainable Momentum Index ETF	22,700	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	8,361,236	—	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	3,208,941	1,497,712	—	—

*	The Funds designate these distributions as long-term capital gain dividends per internal revenue code Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2018, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed Undistributed		Unrealized	Post Oct	Other
	Ordinary	Long-Term	Appreciation/	Capital Loss	Temporary	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Differences*	Carryforward
Principal Active Global Dividend Income ETF	$9,346,182	$1,264,493	$31,509,513	$—	$—	$—
Principal Contrarian Value Index ETF	15,659	—	(21,524)	—	—	(69,267)
Principal EDGE Active Income ETF	1,031,288	2,538,828	5,615,133	—	(369,051)	—
Principal Healthcare Innovators Index ETF	—	—	4,344,350	(905,801)		—
Principal International Multi- Factor Index ETF	169,110	—	(120,536)	—	—	(147,524)
Principal Investment Grade
Corporate Active ETF	845,301	—	(1,200,305)	—	—	—
Principal Millennials Index ETF	53,354	—	1,688,913	(258,711)	—	—
Principal Price Setters Index ETF	62,809	—	227,062	(194,619)	—	—
Principal Shareholder Yield Index ETF	71,481	—	(275,213)	(17,879)	—	—
Principal Spectrum Preferred
Securities Active ETF	241,166	—	(2,581,141)	(238,423)	—	—
Principal Sustainable Momentum Index ETF	8,702	—	185,278	—	—	(73,456)
Principal U.S. Mega-Cap Multi- Factor Index ETF	8,493,195	—	(6,533,906)	—	—	(22,621,969)
Principal U.S. Small-Cap Multi- Factor Index ETF	633,577	—	38,529,245	—	—	(10,400,144)

*	Represents book-to-tax accounting differences related to defaulted securities.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

7. Federal Tax Information (continued)

Capital Loss Carryforwards. As of June 30, 2018, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Contrarian Value Index ETF	$69,267	$—	$69,267	$—
Principal International Multi-Factor Index ETF	147,524	—	147,524	—
Principal Sustainable Momentum Index ETF	73,456	—	73,456	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	22,621,969	—	22,621,969	72,515
Principal U.S. Small-Cap Multi-Factor Index ETF	7,275,696	3,124,448	10,400,144	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2018, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loses	Post October Loss Capital Loss
Principal Healthcare Innovators Index ETF	$102,816	$802,985
Principal Millennials Index ETF	—	258,711
Principal Price Setters Index ETF	—	194,619
Principal Shareholder Yield Index ETF	—	17,879
Principal Spectrum Preferred Securities Active ETF	—	238,423

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statement of changes in net assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2018, the Funds recorded reclassifications as follows:

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain
	Investment Income	(Loss) on
Fund	(Loss)	Investment	Paid In Capital
Principal Active Global Dividend Income ETF	$(134,613)	$134,613	$—
Principal Contrarian Value Index ETF	—	(257,640)	257,640
Principal EDGE Active Income ETF	(55,535)	55,535	—
Principal Healthcare Innovators Index ETF	38,319	(5,217,585)	5,179,266
Principal International Multi-Factor Index ETF	2,200	(2,200)	—
Principal Investment Grade Corporate Active ETF	119	(119)	—
Principal Millennials Index ETF	7,163	(1,270,655)	1,263,492
Principal Price Setters Index ETF	(1)	(2,326,287)	2,326,288
Principal Shareholder Yield Index ETF	—	(1,019,042)	1,019,042
Principal Spectrum Preferred Securities Active ETF	(21,237)	21,237	—
Principal Sustainable Momentum Index ETF	—	(340,895)	340,895
Principal U.S. Mega-Cap Multi-Factor Index ETF	—	(15,127,775)	15,127,775
Principal U.S. Small-Cap Multi-Factor Index ETF	(3)	(36,589,814)	36,589,817

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2018

7. Federal Tax Information (continued)

Federal Income Tax Basis. As of June 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$58,253,917	$(26,731,113)	$31,522,804	$664,616,151
Principal Contrarian Value Index ETF	184,964	(206,488)	(21,524)	3,918,160
Principal EDGE Active Income ETF	15,835,432	(10,220,160)	5,615,272	278,177,731
Principal Healthcare Innovators Index ETF	9,431,432	(5,087,082)	4,344,350	47,674,517
Principal International Multi-Factor Index ETF	597,030	(717,186)	(120,156)	14,901,476
Principal Investment Grade Corporate Active ETF	348,026	(1,548,331)	(1,200,305)	225,124,019
Principal Millennials Index ETF	2,129,912	(441,015)	1,688,897	18,452,943
Principal Price Setters Index ETF	982,499	(755,437)	227,062	21,329,358
Principal Shareholder Yield Index ETF	451,332	(726,545)	(275,213)	14,819,267
Principal Spectrum Preferred Securities Active ETF	2,373	(2,583,514)	(2,581,141)	53,343,819
Principal Sustainable Momentum Index ETF	390,187	(204,909)	185,278	5,393,211
Principal U.S. Mega-Cap Multi- Factor Index ETF	64,860,866	(71,394,772)	(6,533,906)	1,665,890,775
Principal U.S. Small-Cap Multi- Factor Index ETF	48,784,870	(10,255,625)	38,529,245	310,726,515

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal Active Global Dividend Income ETF

June 30, 2018

COMMON STOCKS — 98.69%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.72%			Multi-National — 2.01%
Boeing Co/The	36,204	$12,146,804

Airlines — 1.46%			Banco Latinoamericano de Comercio Exterior SA	574,882	$14,147,846
Alaska Air Group Inc	170,311	10,285,081	Oil & Gas — 7.48%
Auto Manufacturers — 3.66%			Chevron Corp	140,107	17,713,728
Nissan Motor Co Ltd	1,138,800	11,088,167	Royal Dutch Shell PLC, Class B	523,846	18,759,674
PACCAR Inc	238,101	14,752,738	Vermilion Energy Inc	450,802	16,257,196
		$25,840,905			$52,730,598
Auto Parts & Equipment — 5.29%			Oil & Gas Services — 1.20%
Autoliv Inc	60,117	8,609,957	Core Laboratories NV	30,000	3,786,300
Bridgestone Corp	408,400	15,983,355	Schlumberger Ltd	70,332	4,714,354
Magna International Inc	218,719	12,720,690			$8,500,654
		$37,314,002	Pharmaceuticals — 7.74%
Banks — 7.27%			GlaxoSmithKline PLC	540,760	10,917,697
Banco Bilbao Vizcaya Argentaria SA	792,103	5,618,559	Novo Nordisk A/S, Class B	274,673	12,743,549
BNP Paribas SA	187,593	11,652,392	Pfizer Inc	432,406	15,687,690
ING Groep NV	503,966	7,255,416	Roche Holding AG	68,584	15,274,363
JPMorgan Chase & Co	132,197	13,774,928			$54,623,299
PacWest Bancorp	262,619	12,978,631	Real Estate — 1.90%
		$51,279,926	Daito Trust Construction Co Ltd	82,600	13,436,535
Beverages — 4.25%			REITs — 2.48%
Ambev SA ADR	3,009,909	13,935,878	Annaly Capital Management Inc	580,219	5,970,454
Diageo PLC	445,846	16,016,397	Omega Healthcare Investors Inc	372,801	11,556,831
		$29,952,275			$17,527,285
Biotechnology — 1.24%			Retail — 1.11%
CSL Ltd	61,539	8,772,288	Nordstrom Inc	151,462	7,842,702

Chemicals — 5.61%			Semiconductors — 5.03%
Albemarle Corp	76,623	7,227,847	Microchip Technology Inc	153,659	13,975,286
Croda International PLC	183,565	11,633,325
Givaudan SA	4,758	10,819,970	Taiwan Semiconductor Manufacturing Co Ltd ADR	587,568	21,481,486
Incitec Pivot Ltd	933,348	2,507,329			$35,456,772
Petronas Chemicals Group Bhd	3,544,900	7,380,272
			Software — 8.40%
		$39,568,743	Broadridge Financial Solutions Inc	67,697	7,791,925
Commercial Services — 3.39%			j2 Global Inc	137,667	11,923,339
Experian PLC	309,335	7,652,553	Microsoft Corp	244,673	24,127,204
RELX NV	152,673	3,256,495	SAP SE	133,099	15,380,097
Ritchie Bros Auctioneers Inc	380,578	12,985,321			$59,222,565
		$23,894,369	Telecommunications — 3.04%
Computers — 2.57%			BCE Inc	354,909	14,372,917
Apple Inc	97,893	18,120,973	Telenor ASA	179,169	3,677,162
Construction Materials — 1.40%			Vodacom Group Ltd	380,390	3,405,000
James Hardie Industries PLC	587,143	9,854,805			$21,455,079

Diversified Financial Services — 2.00%			Toys, Games & Hobbies — 2.12%
Deutsche Boerse AG	105,611	14,078,408	Hasbro Inc	161,965	14,950,989

Electric — 1.56%			Transportation — 1.96%
CLP Holdings Ltd	1,024,000	11,028,857	Union Pacific Corp	97,386	13,797,648

Electronics — 1.82%			TOTAL COMMON STOCKS		$696,138,955
TE Connectivity Ltd	142,855	12,865,521
			Total Investments		$696,138,955
Food — 2.19%			Other Assets and Liabilities — 1.31%		$9,296,247
B&G Foods Inc	171,346	5,123,246	TOTAL NET ASSETS — 100.00%		$705,435,202
Danone SA	140,629	10,324,923
		$15,448,169
Gas — 1.77%			Portfolio Summary (unaudited)
Rubis SCA	199,622	12,471,844	Country		Percent
Household Products/Wares — 2.95%			United States		35.48%
Avery Dennison Corp	57,278	5,848,084	United Kingdom		10.37%
Reckitt Benckiser Group PLC	181,884	14,976,189	Switzerland		8.36%
		$20,824,273	Canada		7.99%
			Japan		5.74%
Insurance — 4.07%			France		4.88%
Beazley PLC	1,126,897	8,715,126	Netherlands		4.22%
Chubb Ltd	69,230	8,793,594	Germany		4.18%
Swiss Re AG	129,317	11,191,020	Taiwan		3.04%
		$28,699,740	Panama		2.01%
			Brazil		1.98%

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
June 30, 2018

Portfolio Summary (unaudited) (continued)
Country	Percent
Denmark	1.81%
Australia	1.60%
Hong Kong	1.56%
Ireland	1.40%
Sweden	1.22%
Malaysia	1.05%
Spain	0.80%
Norway	0.52%
South Africa	0.48%
Other Assets and Liabilities	1.31%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2018

COMMON STOCKS — 99.45%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.19%			Commercial Services (continued)
Interpublic Group of Cos Inc/The	310	$7,266	CoreLogic Inc (a)	159	$8,252
			CoStar Group Inc (a)	22	9,078
Aerospace & Defense — 1.20%
			Deluxe Corp	102	6,753
Curtiss-Wright Corp	54	6,427	Euronet Worldwide Inc (a)	86	7,204
L3 Technologies Inc	82	15,770
Teledyne Technologies Inc (a)	91	18,114	ManpowerGroup Inc	143	12,307
			Quanta Services Inc (a)	720	24,048
United Technologies Corp	54	6,752	WEX Inc (a)	49	9,333
		$47,063
					$102,618
Agriculture — 0.70%
			Computers — 2.43%
Archer-Daniels-Midland Co	597	27,361
			Cognizant Technology Solutions Corp, Class A	89	7,030
Airlines — 0.73%			Conduent Inc (a)	1,313	23,857
JetBlue Airways Corp (a)	1,166	22,131	DXC Technology Co	278	22,410
Southwest Airlines Co	126	6,411	Hewlett Packard Enterprise Co	1,320	19,285

		$28,542	Leidos Holdings Inc	268	15,812
			Lumentum Holdings Inc (a)	119	6,890
Apparel — 2.18%
Columbia Sportswear Co	224	20,490			$95,284
Ralph Lauren Corp	235	29,544	Construction Materials — 3.05%
Skechers U.S.A. Inc, Class A (a)	414	12,424	Eagle Materials Inc	72	7,558
Under Armour Inc, Class A (a)	1,021	22,952	Fortune Brands Home & Security Inc	120	6,443

		$85,410	Johnson Controls International PLC	676	22,612
			Louisiana-Pacific Corp	872	23,736
Auto Manufacturers — 0.37%			Martin Marietta Materials Inc	83	18,536
PACCAR Inc	237	14,685	USG Corp (a)	507	21,862
Auto Parts & Equipment — 0.88%			Vulcan Materials Co	144	18,585
BorgWarner Inc	345	14,890			$119,332

Goodyear Tire & Rubber Co/The	848	19,750	Distribution/Wholesale — 0.35%
		$34,640	LKQ Corp (a)	429	13,685

Banks — 7.26%			Diversified Financial Services — 1.11%
Associated Banc-Corp	748	20,420	Jefferies Financial Group Inc	1,023	23,263
Bank of America Corp	575	16,209	Legg Mason Inc	462	16,045
Bank of New York Mellon Corp/The	218	11,757	Stifel Financial Corp	83	4,337
BankUnited Inc	307	12,541
BB&T Corp	228	11,500			$43,645
Chemical Financial Corp	224	12,470	Electric — 0.69%
Citigroup Inc	245	16,395	MDU Resources Group Inc	944	27,074
Fifth Third Bancorp	375	10,763
			Electronics — 4.53%
First Citizens BancShares Inc, Class A	31	12,502
			Avnet Inc	575	24,662
First Hawaiian Inc	191	5,543
			Corning Inc	844	23,218
First Horizon National Corp	279	4,977
			FLIR Systems Inc	148	7,692
FNB Corp	1,318	17,688
			Garmin Ltd	286	17,446
Hancock Whitney Corp	239	11,149
			Gentex Corp	745	17,150
Huntington Bancshares Inc	339	5,004
			Jabil Inc	917	25,364
JPMorgan Chase & Co	46	4,793	Keysight Technologies Inc (a)	360	21,251
KeyCorp	251	4,905
			PerkinElmer Inc	221	16,184
MB Financial Inc	302	14,103
			TE Connectivity Ltd	70	6,304
Morgan Stanley	221	10,475
			Woodward Inc	239	18,369
PNC Financial Services Group Inc/The	79	10,673
Regions Financial Corp	638	11,344			$177,640
SunTrust Banks Inc	178	11,752	Engineering & Construction — 1.63%
UMB Financial Corp	73	5,565	EMCOR Group Inc	225	17,141
Umpqua Holdings Corp	867	19,586	Fluor Corp	432	21,073
Wells Fargo & Co	91	5,045	Jacobs Engineering Group Inc	407	25,840
Wintrust Financial Corp	63	5,484
Zions Bancorp	226	11,908			$64,054

		$284,551	Entertainment — 0.36%
			Cinemark Holdings Inc	397	13,927
Biotechnology — 1.56%
Alexion Pharmaceuticals Inc (a)	147	18,250	Environmental Control — 0.44%
Bio-Rad Laboratories Inc, Class A (a)	92	26,546	Republic Services Inc	252	17,227
United Therapeutics Corp (a)	146	16,520	Food — 3.37%
		$61,316	Conagra Brands Inc	200	7,146
			Flowers Foods Inc	817	17,018
Chemicals — 1.60%			Hain Celestial Group Inc/The (a)	706	21,039
Air Products & Chemicals Inc	45	7,008
			Hormel Foods Corp	224	8,335
Albemarle Corp	72	6,792
			Ingredion Inc	56	6,199
Cabot Corp	285	17,604
			JM Smucker Co/The	197	21,173
Eastman Chemical Co	246	24,590
Univar Inc (a)	251	6,586	Kroger Co/The	268	7,625
			Pinnacle Foods Inc	314	20,429
		$62,580	Tyson Foods Inc, Class A	334	22,996

Commercial Services — 2.62%					$131,960
AMERCO	72	25,643

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Food Service — 0.16%			Iron & Steel (continued)
Aramark	174	$6,455	Reliance Steel & Aluminum Co	274	$23,986
			Steel Dynamics Inc	366	16,818
Forest Products & Paper — 0.16%
International Paper Co	122	6,354			$64,304

Hand/Machine Tools — 1.30%			Leisure Time — 1.03%
Regal Beloit Corp	340	27,812	Brunswick Corp	296	19,086
Snap-on Inc	106	17,037	Carnival Corp	373	21,377
Stanley Black & Decker Inc	46	6,109			$40,463
		$50,958	Machinery — Construction & Mining — 0.83%
Healthcare — Products — 4.69%			Oshkosh Corp	215	15,119
Baxter International Inc	107	7,901	Terex Corp	408	17,213
Cooper Cos Inc/The	74	17,423			$32,332
Danaher Corp	254	25,065	Machinery — Diversified — 1.84%
DENTSPLY SIRONA Inc	438	19,171	AGCO Corp	369	22,406
Henry Schein Inc (a)	110	7,990
			Cummins Inc	44	5,852
Hill-Rom Holdings Inc	87	7,599	Flowserve Corp	400	16,160
Hologic Inc (a)	187	7,433
			Roper Technologies Inc	26	7,174
ICU Medical Inc (a)	74	21,730
			Wabtec Corp	208	20,504
Medtronic PLC	311	26,625
NuVasive Inc (a)	150	7,818			$72,096
Patterson Cos Inc	778	17,637	Media — 2.56%
Thermo Fisher Scientific Inc	83	17,193	Comcast Corp, Class A	468	15,355
			Discovery Inc (a)	1,009	27,747
		$183,585
			DISH Network Corp, Class A (a)	405	13,612
Healthcare — Services — 4.01%			Liberty Broadband Corp (a)	61	4,619
Anthem Inc	106	25,231	Liberty Media Corp-Liberty Braves, Series C (a)	316	8,172
Centene Corp (a)	245	30,187
			News Corp	1,521	23,575
Cigna Corp	37	6,288	Walt Disney Co/The	70	7,337
Humana Inc	27	8,036
Laboratory Corp of America Holdings (a)	144	25,852			$100,417
Molina Healthcare Inc (a)	100	9,794	Metal Fabrication & Hardware — 1.07%
Quest Diagnostics Inc	167	18,360	Timken Co/The	561	24,432
Universal Health Services Inc, Class B	219	24,405	Valmont Industries Inc	115	17,336
WellCare Health Plans Inc (a)	37	9,111
					$41,768
		$157,264	Mining — 1.52%
Home Builders — 0.62%			Freeport-McMoRan Inc (a)	390	6,731
DR Horton Inc	595	24,395	Newmont Mining Corp	643	24,248
Household Products — 0.63%			Royal Gold Inc	308	28,595
Edgewell Personal Care Co (a)	489	24,675			$59,574

Insurance — 6.55%			Miscellaneous Manufacture — 4.61%
Alleghany Corp	31	17,824	AptarGroup Inc	81	7,564
Arch Capital Group Ltd (a)	180	4,763	Carlisle Cos Inc	165	17,871
			Colfax Corp (a)	772	23,662
Assurant Inc	219	22,664
Athene Holding Ltd, Class A (a)	391	17,141	Crane Co	79	6,330
Axis Capital Holdings Ltd	375	20,857	Dover Corp	90	6,588
Berkshire Hathaway Inc, Class B (a)	60	11,199	Eaton Corp PLC	308	23,020
Cincinnati Financial Corp	71	4,747	Hexcel Corp	108	7,169
CNO Financial Group Inc	819	15,594	Ingersoll-Rand PLC	191	17,139
Enstar Group Ltd (a)	63	13,060	ITT Inc	338	17,667
Hanover Insurance Group Inc/The	49	5,858	Textron Inc	415	27,353
Hartford Financial Services Group Inc/The	101	5,164	Trinity Industries Inc	763	26,140
Lincoln National Corp	242	15,065			$180,503
Loews Corp	375	18,105	Oil & Gas — 1.73%
MetLife Inc	406	17,702	Continental Resources Inc (a)	153	9,908
MGIC Investment Corp (a)	385	4,127
			EOG Resources Inc	72	8,959
Old Republic International Corp	922	18,357	Exxon Mobil Corp	328	27,136
Radian Group Inc	259	4,201	Occidental Petroleum Corp	258	21,589
Travelers Cos Inc/The	38	4,649
Unum Group	243	8,989			$67,592
White Mountains Insurance Group Ltd	23	20,852	Oil & Gas Services — 1.58%
WR Berkley Corp	78	5,648	Baker Hughes a GE Co	938	30,982
		$256,566	National Oilwell Varco Inc	709	30,771
Internet — 0.87%					$61,753
Expedia Group Inc	69	8,293	Packaging & Containers — 1.55%
Symantec Corp	276	5,699	Ball Corp	182	6,470
TripAdvisor Inc (a)	181	10,084	Bemis Co Inc	165	6,965
Twitter Inc (a)	227	9,913	Graphic Packaging Holding Co	474	6,878
		$33,989	Sonoco Products Co	358	18,795
			WestRock Co	378	21,553
Iron & Steel — 1.64%
Nucor Corp	376	23,500			$60,661

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals — 3.46%			Transportation (continued)
Abbott Laboratories	281	$17,138	Kansas City Southern	241	$25,536
Cardinal Health Inc	355	17,335	Norfolk Southern Corp	177	26,704
CVS Health Corp	363	23,359	Ryder System Inc	343	24,648
Express Scripts Holding Co (a)	329	25,402	XPO Logistics Inc (a)	172	17,231
Jazz Pharmaceuticals PLC (a)	117	20,159
					$120,795
McKesson Corp	114	15,208
Pfizer Inc	465	16,870	TOTAL COMMON STOCKS		$3,896,636
		$135,471	Total Investments		$3,896,636
REITs — 4.76%			Other Assets and Liabilities — 0.55%		$21,407
American Campus Communities Inc	146	6,261	TOTAL NET ASSETS — 100.00%		$3,918,043
American Homes 4 Rent	963	21,359
Apple Hospitality REIT Inc	730	13,052	(a) Non-income producing security
Cousins Properties Inc	1,487	14,409
Equity Commonwealth (a)	629	19,814
Hudson Pacific Properties Inc	393	13,924	Portfolio Summary (unaudited)
Invitation Homes Inc	569	13,121	Sector		Percent
Kimco Realty Corp	828	14,068
LaSalle Hotel Properties	506	17,320	Industrial		25.12%
Omega Healthcare Investors Inc	209	6,479	Consumer, Non-cyclical		21.04%
Senior Housing Properties Trust	819	14,816	Financial		20.81%
SL Green Realty Corp	55	5,529	Consumer, Cyclical		9.14%
Sunstone Hotel Investors Inc	368	6,116	Technology		8.61%
VEREIT Inc	2,698	20,073	Communications		5.82%
			Basic Materials		4.92%
		$186,341	Energy		3.30%
Retail — 2.44%			Utilities		0.69%
CarMax Inc (a)	117	8,526	Other Assets and Liabilities		0.55%
Casey’s General Stores Inc	65	6,830	TOTAL NET ASSETS		100.00%
Genuine Parts Co	78	7,160
PVH Corp	173	25,901
Target Corp	225	17,127
Walgreens Boots Alliance Inc	245	14,704
Walmart Inc	81	6,938
Williams-Sonoma Inc	140	8,593
		$95,779
Savings & Loans — 1.13%
Investors Bancorp Inc	918	11,741
New York Community Bancorp Inc	1,357	14,981
People’s United Financial Inc	965	17,457
		$44,179
Semiconductors — 3.57%
Analog Devices Inc	188	18,033
Cypress Semiconductor Corp	969	15,097
Intel Corp	344	17,100
Marvell Technology Group Ltd	1,045	22,405
MKS Instruments Inc	152	14,547
ON Semiconductor Corp (a)	707	15,720
Qorvo Inc (a)	308	24,692
QUALCOMM Inc	111	6,229
Teradyne Inc	160	6,091
		$139,914
Software — 2.60%
Akamai Technologies Inc (a)	251	18,381
CA Inc	700	24,955
Fidelity National Information Services Inc	177	18,767
j2 Global Inc	98	8,488
Oracle Corp	143	6,300
SS&C Technologies Holdings Inc	342	17,750
Synopsys Inc (a)	86	7,359
		$102,000
Telecommunications — 2.21%
AT&T Inc	677	21,739
Cisco Systems Inc	378	16,265
Juniper Networks Inc	970	26,597
LogMeIn Inc	213	21,992
		$86,593
Transportation — 3.08%
CSX Corp	315	20,091
FedEx Corp	29	6,585

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

June 30, 2018

COMMON STOCKS — 21.00%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Banks — 5.65%			Telecommunications — 0.48%
Bank of Hawaii Corp	21,255	$1,773,092	BCE Inc	34,531	$1,398,160
Bank of Nova Scotia/The	31,780	1,818,452
			Toys, Games & Hobbies — 0.37%
Columbia Banking System Inc	45,092	1,844,263
			Hasbro Inc	11,609	1,071,627
Cullen / Frost Bankers Inc	18,390	1,990,533
East West Bancorp Inc	31,344	2,043,629
			TOTAL COMMON STOCKS		$61,511,514
JPMorgan Chase & Co	17,647	1,838,817
PacWest Bancorp	32,842	1,623,052	PREFERRED STOCKS — 4.75%	Shares Held	Value
US Bancorp	34,346	1,717,987	Banks — 1.66%
Washington Trust Bancorp Inc	32,681	1,898,766	Bank of America Corp
			6.00%, 04/25/2021; Series EE (b)	10,000	260,900
		$16,548,591
			Bank of America Corp
Chemicals — 0.33%			6.50%, 01/27/2020; Series Y (b)	20,000	526,600
DowDuPont Inc	14,714	969,947	Goldman Sachs Group Inc/The
Computers — 0.46%			6.20%, 07/30/2018; Series B (b)	7,500	199,500
Apple Inc	7,322	1,355,375	Goldman Sachs Group Inc/The
			6.30%, 05/10/2021; Series N (b)	30,000	799,200
Diversified Financial Services — 0.81%			JPMorgan Chase & Co
BGC Partners Inc, Class A	115,264	1,304,788	6.15%, 09/01/2020; Series BB (b)	25,000	663,750
BlackRock Inc	2,144	1,069,942	Merrill Lynch Capital Trust
		$2,374,730	I 6.45%; 12/15/2066; Series K (c)	15,000	389,250
Electric — 1.52%			Morgan Stanley
ALLETE Inc	18,784	1,454,069	(3-month USD LIBOR + 3.71%),
			6.38%, 10/15/2024; Series I (b),(d)	25,000	671,500
Eversource Energy	5,547	325,110
WEC Energy Group Inc	21,097	1,363,921	Morgan Stanley
Xcel Energy Inc	28,816	1,316,315	(3-month USD LIBOR + 4.32%),
			7.13%, 10/15/2023; Series E (b),(d)	35,000	987,700
		$4,459,415	Wells Fargo & Co
Electronics — 0.22%			5.63%, 06/15/2022; Series Y (b)	15,000	377,550
Garmin Ltd	10,425	635,925			$4,875,950
Food — 0.64%			Electric — 0.40%
B&G Foods Inc	34,030	1,017,497	Duke Energy Corp
Kraft Heinz Co/The	13,571	852,530	5.13%, 01/15/2073	16,000	412,320
		$1,870,027	Entergy Mississippi Inc
			4.90%,10/01//2026	15,000	364,200
Housewares — 0.09%
Tupperware Brands Corp	6,060	249,914	NextEra Energy Capital Holdings Inc
			5.13%, 11/15/2072; Series I	16,000	401,440
Machinery — Diversified — 0.24%					$1,177,960
Deere & Co	5,024	702,355
			Hand/Machine Tools — 0.22%
Oil & Gas — 3.01%			Stanley Black & Decker Inc
Chevron Corp	12,597	1,592,638	5.75%, 07/25/2052	25,000	635,750
Exxon Mobil Corp	19,826	1,640,205
HollyFrontier Corp	28,040	1,918,777	Insurance — 0.18%
Marathon Petroleum Corp	23,955	1,680,683	Prudential Financial Inc
Occidental Petroleum Corp	23,829	1,994,011	5.75%, 12/15/2052	20,000	512,200
		$8,826,314	REITs — 2.19%
			Boston Properties Inc
Pharmaceuticals — 1.49%			5.25%, 07/31/2018 (b)	20,000	494,400
Abbott Laboratories	17,113	1,043,722
Johnson & Johnson	8,574	1,040,369	Digital Realty Trust Inc
			7.38%, 03/26/2019; Series H (b)	55,000	1,432,200
Merck & Co Inc	19,514	1,184,500
Pfizer Inc	30,470	1,105,452	Kimco Realty Corp
			5.13%, 08/16/2022; Series L (b)	5,000	114,550
		$4,374,043	Kimco Realty Corp
Pipelines — 1.51%			6.00%, 07/31/2018; Series I (b)	15,000	375,300
EnLink Midstream LLC	86,842	1,428,551	PS Business Parks Inc
Plains GP Holdings LP, Class A (a)	47,902	1,145,337	5.20%, 10/20/2021; Series W (b)	39,618	946,870
Targa Resources Corp	37,671	1,864,338	PS Business Parks Inc
			5.20%, 12/07/2022; Series Y (b)	10,000	233,800
		$4,438,226	Public Storage
REITs — 3.81%			4.90%, 10/14/2021; Series E (b)	15,000	362,700
AGNC Investment Corp	38,482	715,380	Public Storage
Annaly Capital Management Inc	78,002	802,641	6.38%, 03/17/2019; Series Y (b)	35,000	913,850
Digital Realty Trust Inc	15,630	1,743,996	Ventas Realty LP / Ventas Capital Corp
EPR Properties	24,690	1,599,665	5.45%, 03/15/2043	15,000	375,750
Gramercy Property Trust	59,338	1,621,114	Vornado Realty Trust
Medical Properties Trust Inc	115,128	1,616,397	5.25%, 12/13/2022; Series M (b)	50,000	1,160,500
Omega Healthcare Investors Inc	37,001	1,147,031			$6,409,920
Pebblebrook Hotel Trust	49,205	1,909,154
			Telecommunications — 0.10%
		$11,155,378	Qwest Corp
Semiconductors — 0.37%			6.13%, 06/01/2053	15,000	306,750
Microchip Technology Inc	11,891	1,081,487
			TOTAL PREFERRED STOCKS		$13,918,530

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

June 30, 2018

	Principal			Principal
BONDS — 66.61%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 2.31%			Healthcare — Services — 4.30%
Bank of America Corp			Encompass Health Corp
(3-month USD LIBOR + 3.63%),			5.75%, 09/15/2025	$3,000,000	$3,030,000
5.99%, 07/30/2018 (b),(d)	$1,601,000	$1,607,801	HCA Inc
Citigroup Inc	1,000,000	1,208,500	5.88%, 05/01/2023	2,000,000	2,075,000
6.68%, 09/13/2043			Surgery Center Holdings Inc
JPMorgan Chase & Co			6.75%, 07/01/2025 (e)	3,500,000	3,320,625
(3-month USD LIBOR + 3.25%),			Tenet Healthcare Corp
5.15%, 05/01/2023 (b),(d)	4,000,000	3,940,000	8.13%, 04/01/2022	4,000,000	4,182,080
		$6,756,301			$12,607,705
Chemicals — 3.15%			Home Builders — 2.10%
Kraton Polymers LLC / Kraton Polymers Capital			KB Home
Corp			7.50%, 09/15/2022	2,000,000	2,156,580
7.00%, 04/15/2025 (e)	4,000,000	4,140,000	PulteGroup Inc
OCI NV			6.38%, 05/15/2033	4,000,000	4,000,000
6.63%, 04/15/2023 (e)	5,000,000	5,078,500
					$6,156,580
		$9,218,500	Insurance — 1.39%
Commercial Services — 1.00%			MetLife Inc
Avis Budget Car Rental LLC / Avis Budget			9.25%, 04/08/2038 (e)	3,000,000	4,065,000
Finance Inc			Internet — 0.34%
5.50%, 04/01/2023	3,000,000	2,925,000	VeriSign Inc
Computers — 1.08%			5.25%, 04/01/2025	1,000,000	1,012,200
Dell International LLC / EMC Corp			Iron & Steel — 1.83%
6.02%, 06/15/2026 (e)	3,000,000	3,151,175
			Allegheny Technologies Inc
Diversified Financial Services — 1.05%			7.88%, 08/15/2023	3,000,000	3,228,750
Jefferies Group LLC			ArcelorMittal
6.25%, 01/15/2036	3,000,000	3,075,576	6.25%, 02/25/2022	2,000,000	2,127,480

Electric — 5.33%					$5,356,230
Emera Inc,			Lodging — 1.07%
(3-month USD LIBOR + 5.44%),			Boyd Gaming Corp
6.75%, 06/15/2076 (d)	3,000,000	3,120,000	6.88%, 05/15/2023	3,000,000	3,142,500
GenOn Energy Inc
0.00%, 10/15/2020 (a),(g)	3,100,000	2,821,000	Media — 5.87%
			CCO Holdings LLC / CCO Holdings Capital Corp
NRG Energy Inc			5.13%, 05/01/2027 (e)	1,000,000	935,625
6.25%, 07/15/2022	1,000,000	1,029,050
6.25%, 05/01/2024	2,000,000	2,050,000	5.75%, 01/15/2024	2,000,000	2,005,000
PPL Capital Funding Inc,			CSC Holdings LLC
(3-month USD LIBOR + 2.67%),			6.75%, 11/15/2021	3,000,000	3,142,500
5.00%, 03/30/2067 (d)	4,000,000	4,000,000	DISH DBS Corp
Talen Energy Supply LLC			5.88%, 11/15/2024	4,000,000	3,385,000
4.60%, 12/15/2021	3,000,000	2,602,500	Sirius XM Radio Inc
			5.38%, 04/15/2025 (e)	4,000,000	3,945,000
		$15,622,550	Viacom Inc
Engineering & Construction — 0.71%			(3-month USD LIBOR + 3.90%),
Engility Corp			5.88%, 02/28/2057 (d)	2,000,000	1,890,000
8.88%, 09/01/2024	2,000,000	2,090,000	(3-month USD LIBOR + 3.90%),
			6.25%, 02/28/2057 (d)	2,000,000	1,895,000
Entertainment — 0.66%
AMC Entertainment Holdings Inc					$17,198,125
6.13%, 05/15/2027	2,000,000	1,940,000	Mining — 1.29%
Environmental Control — 4.35%			Freeport-McMoRan Inc
Advanced Disposal Services Inc			3.88%, 03/15/2023	4,000,000	3,780,000
5.63%, 11/15/2024 (e)	4,000,000	3,980,000	Mortgage Backed Securities — 6.55%
Covanta Holding Corp			Citigroup Commercial Mortgage Trust
5.88%, 03/01/2024	5,000,000	4,925,000	2015-GC29
Waste Pro USA Inc			4.28%, 04/10/2048 (c)	750,000	735,240
5.50%, 02/15/2026 (e)	4,000,000	3,845,000	COMM 2014-UBS3 Mortgage Trust
		$12,750,000	4.94%, 06/10/2047 (c)	2,000,000	1,983,579
			COMM 2015-CCRE22 Mortgage Trust
Food — 2.05%			4.26%, 03/10/2048 (c)	500,000	483,989
B&G Foods Inc			GS Mortgage Securities Trust 2013-GC13
4.63%, 06/01/2021	2,000,000	1,970,000	4.22%, 07/10/2046 (c),(e)	500,000	489,343
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025 (e)	1,000,000	930,000	GS Mortgage Securities Trust 2013-GCJ12
			4.18%, 06/10/2046 (c)	2,000,000	1,935,705
7.25%, 06/01/2021 (e)	1,000,000	1,010,000
			GS Mortgage Securities Trust 2014-GC20
Pinnacle Foods Finance LLC / Pinnacle Foods			5.02%, 04/10/2047 (c)	2,000,000	1,903,596
Finance Corp			GS Mortgage Securities Trust 2014-GC24
5.88%, 01/15/2024	2,000,000	2,107,500	4.66%, 09/10/2047 (c)	500,000	490,340
		$6,017,500	GS Mortgage Securities Trust 2015-GC32
			4.56%, 07/10/2048 (c)	1,241,000	1,225,711

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

June 30, 2018

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Mortgage Backed Securities (continued)			Storage/Warehousing — 1.04%
JP Morgan Chase Commercial Mortgage			Mobile Mini Inc
Securities Trust 2012-LC9			5.88%, 07/01/2024	$3,000,000	$3,037,500
4.52%, 12/15/2047 (c),(e)	$1,750,000	$1,603,030
			Telecommunications — 3.84%
JP Morgan Chase Commercial Mortgage			Intelsat Jackson Holdings SA
Securities Trust 2015-JP1			7.50%, 04/01/2021	3,000,000	2,977,500
4.40%, 01/15/2049 (c),(e)	1,000,000	868,267
			Sprint Corp
JPMBB Commercial Mortgage Securities Trust			7.88%, 09/15/2023	4,000,000	4,147,500
2014-C19			T-Mobile USA Inc
4.82%, 04/15/2047 (c)	2,000,000	2,011,981
			6.38%, 03/01/2025	4,000,000	4,140,800
Wells Fargo Commercial Mortgage Trust
2014-LC16					$11,265,800
4.46%, 08/15/2050	1,000,000	984,795	Transportation — 1.40%
Wells Fargo Commercial Mortgage Trust			XPO Logistics Inc
2015-C26			6.50%, 06/15/2022 (e)	4,000,000	4,090,000
3.59%, 02/15/2048 (e)	1,425,000	1,158,572
Wells Fargo Commercial Mortgage Trust			TOTAL BONDS		$195,143,053
2015-SG1			U.S. GOVERNMENT & GOVERNMENT
4.62%, 09/15/2048 (c)	1,600,000	1,521,658	AGENCY OBLIGATIONS — 4.51%	Shares Held	Value
WFRBS Commercial Mortgage Trust 2013-C14
4.11%, 06/15/2046 (c),(e)	500,000	453,079	Federal Home Loan Mortgage Corp
WFRBS Commercial Mortgage Trust 2014-C22			(FHLMC) — 0.61%
			1.25%, 09/15/2040 (c),(f)	19,574,365	704,166
3.92%, 09/15/2057 (c)	1,000,000	943,520
			1.49%, 02/15/2038 (c),(f)	17,303,131	1,094,466
4.06%, 09/15/2057 (c),(e)	500,000	397,489
		$19,189,894			$1,798,632

Office & Business Equipment — 0.70%			Federal National Mortgage Association
CDW LLC / CDW Finance Corp			(FNMA) — 2.42%
			1.27%, 12/25/2034 (c),(f)	14,537,456	604,988
5.50%, 12/01/2024	2,000,000	2,040,000
			1.27%, 07/25/2056 (c),(f)	10,773,682	478,714
Oil & Gas — 4.37%			1.29%, 07/25/2044 (c),(f)	16,506,254	829,722
Gulfport Energy Corp			1.31%, 12/25/2056 (c),(f)	20,918,568	954,895
6.38%, 01/15/2026	4,000,000	3,840,000	1.42%, 12/25/2045 (c),(f)	16,303,826	772,421
Nabors Industries Inc			1.43%, 12/25/2044 (c),(f)	25,736,486	1,306,742
5.50%, 01/15/2023	2,000,000	1,925,000	1.44%, 08/25/2044 (c),(f)	18,209,520	995,576
Rowan Cos Inc			3.50%, 02/25/2036 (f)	7,004,747	1,150,824
4.75%, 01/15/2024	3,000,000	2,587,500			$7,093,882
4.88%, 06/01/2022	2,000,000	1,890,000
Whiting Petroleum Corp			Government National Mortgage Association
5.75%, 03/15/2021	2,500,000	2,554,925	(GNMA) — 1.48%
			3.50%, 11/20/2042 (f)	7,793,180	1,100,836
		$12,797,425	4.00%, 04/20/2046 (f)	5,854,530	1,228,341
Oil & Gas Services — 2.61%			4.00%, 09/20/2046 (f)	10,377,269	1,998,215
Archrock Partners LP / Archrock Partners Finance					$4,327,392
Corp
6.00%, 10/01/2022	2,000,000	1,980,000	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 04/01/2021	2,000,000	1,985,000	AGENCY OBLIGATIONS		$13,219,906
Weatherford International Ltd
4.50%, 04/15/2022	4,000,000	3,671,520	Total Investments		$283,793,003
			Other Assets and Liabilities — 3.13%		$9,173,740
		$7,636,520
			TOTAL NET ASSETS — 100.00%		$292,966,743
Packaging & Containers — 1.01%

			(a) Non-income producing security
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer			(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
(Luxembourg) S.A.			but they may be called by the issuer at an earlier date.
5.13%, 07/15/2023 (e)	3,000,000	2,962,500

Pipelines — 2.64%			(c) Certain variable rate securities are not based on a published reference rate
EnLink Midstream Partners LP			and spread but are determined by the issuer or agent and are based on
4.15%, 06/01/2025	2,000,000	1,848,425	current market conditions. These securities do not indicate a reference rate
NGPL PipeCo LLC			and spread in their description. Rate shown is the rate in effect as of period
4.88%, 08/15/2027 (e)	2,000,000	1,975,000	end.
Transcanada Trust			(d) Rate shown is the rate in effect as of period end. The rate may be based on a
(3-month USD LIBOR + 3.53%),			fixed rate and may convert to a variable rate or floating rate in the future.
5.63%, 05/20/2075 (d)	4,000,000	3,900,000
			(e) Security exempt from registration under Rule 144A of the Securities Act of
		$7,723,425	1933. These securities may be resold in transactions exempt from
REITs — 1.15%			registration, normally to qualified institutional buyers. At the end of the
CBL & Associates LP			period, the value of these securities totaled $52,564,525 or 17.94% of net assets.
5.95%, 12/15/2026	4,000,000	3,368,727

Software — 1.42%			(f) Security is an Interest Only Strip.
First Data Corp			(g) Security is defaulted.
7.00%, 12/01/2023 (e)	4,000,000	4,166,320

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
June 30, 2018

Portfolio Summary (unaudited)
Sector	Percent
Financial	20.19%
Energy	14.14%
Mortgage Securities	11.06%
Communications	10.64%
Consumer, Non-cyclical	9.49%
Industrial	8.15%
Utilities	7.26%
Basic Materials	6.60%
Consumer, Cyclical	5.32%
Technology	4.02%
Other Assets and Liabilities	3.13%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

June 30, 2018

COMMON STOCKS — 99.84%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 45.30%			Biotechnology (continued)
Abeona Therapeutics Inc (a)	5,917	$94,672	Sangamo Therapeutics Inc (a)	12,413	$176,265
ACADIA Pharmaceuticals Inc (a)	18,317	279,701	Seattle Genetics Inc (a)	23,334	1,549,144
Acceleron Pharma Inc (a)	6,673	323,774	Spark Therapeutics Inc (a)	5,499	455,097
Achillion Pharmaceuticals Inc (a)	20,254	57,319	Spectrum Pharmaceuticals Inc (a)	14,785	309,894
Acorda Therapeutics Inc (a)	6,865	197,025	Stemline Therapeutics Inc (a)	4,436	71,198
Aduro Biotech Inc (a)	11,355	79,485	Theravance Biopharma Inc (a)	7,989	181,191
Adverum Biotechnologies Inc (a)	9,131	48,394	Ultragenyx Pharmaceutical Inc (a)	7,285	559,998
Agenus Inc (a)	12,762	28,970	Vericel Corp (a)	5,301	51,420
Alder Biopharmaceuticals Inc (a)	9,963	157,415	Viking Therapeutics Inc (a)	7,477	70,957
Alnylam Pharmaceuticals Inc (a)	12,491	1,230,239	XOMA Corp (a)	1,223	25,536
AMAG Pharmaceuticals Inc (a)	5,195	101,303	ZIOPHARM Oncology Inc (a)	19,365	58,482
Amicus Therapeutics Inc (a)	27,263	425,848
					$23,600,796
AnaptysBio Inc (a)	3,450	245,088
Arena Pharmaceuticals Inc (a)	5,767	251,441	Commercial Services — 0.02%
Arrowhead Pharmaceuticals Inc (a)	12,746	173,346	Riot Blockchain Inc	1,417	8,984
Assembly Biosciences Inc (a)	2,973	116,571	Healthcare — Products — 15.00%
Atara Biotherapeutics Inc (a)	5,702	209,548	Accelerate Diagnostics Inc (a)	7,522	167,741
Audentes Therapeutics Inc (a)	5,230	199,838	AngioDynamics Inc (a)	5,419	120,519
AVEO Pharmaceuticals Inc (a)	17,375	39,268	AtriCure Inc (a)	4,860	131,463
Axovant Sciences Ltd (a)	15,832	35,780	AxoGen Inc (a)	5,065	254,516
Bellicum Pharmaceuticals Inc (a)	4,883	36,037	BioTelemetry Inc (a)	4,778	215,010
BioCryst Pharmaceuticals Inc (a)	14,458	82,844	Cardiovascular Systems Inc (a)	4,798	155,167
Biohaven Pharmaceutical Holding Co Ltd (a)	5,363	211,946	Cerus Corp (a)	18,541	123,668
BioMarin Pharmaceutical Inc (a)	18,354	1,728,947	DENTSPLY SIRONA Inc	29,575	1,294,498
Bluebird Bio Inc (a)	7,383	1,158,762	Endologix Inc (a)	12,019	68,028
Blueprint Medicines Corp (a)	6,458	409,954	Foundation Medicine Inc (a)	5,393	737,223
Celldex Therapeutics Inc (a)	19,971	10,057	Genomic Health Inc (a)	5,109	257,494
Clearside Biomedical Inc (a)	4,687	50,104	Glaukos Corp (a)	5,058	205,557
CRISPR Therapeutics AG (a)	6,761	397,276	Insulet Corp (a)	8,446	723,822
Cymabay Therapeutics Inc (a)	6,427	86,250	Intersect ENT Inc (a)	4,161	155,829
CytomX Therapeutics Inc (a)	5,641	128,953	Invacare Corp	4,824	89,726
Denali Therapeutics Inc (a)	12,920	197,030	iRhythm Technologies Inc (a)	3,338	270,812
Dynavax Technologies Corp (a)	5,655	86,239	K2M Group Holdings Inc (a)	6,093	137,093
Edge Therapeutics Inc (a)	4,533	4,669	Natus Medical Inc (a)	4,870	168,015
Editas Medicine Inc (a)	6,883	246,618	Nevro Corp (a)	4,161	332,256
Endocyte Inc (a)	9,723	134,177	Novocure Ltd (a)	13,201	413,191
Epizyme Inc (a)	10,175	137,871	OPKO Health Inc (a)	82,163	386,166
Esperion Therapeutics Inc (a)	3,893	152,567	Penumbra Inc (a)	4,586	633,556
Exact Sciences Corp (a)	14,446	863,726	Quidel Corp (a)	4,749	315,808
Fate Therapeutics Inc (a)	7,749	87,874	ViewRay Inc (a)	9,935	68,750
FibroGen Inc (a)	12,217	764,784	Wright Medical Group NV (a)	15,087	391,659
Five Prime Therapeutics Inc (a)	5,122	80,979
Geron Corp (a)	23,387	80,217			$7,817,567
GlycoMimetics Inc (a)	5,043	81,344	Healthcare — Services — 5.66%
Halozyme Therapeutics Inc (a)	21,136	356,564	Brookdale Senior Living Inc (a)	27,290	248,066
ImmunoGen Inc (a)	19,426	189,015	Capital Senior Living Corp (a)	4,397	46,916
Immunomedics Inc (a)	24,483	579,513	Community Health Systems Inc (a)	16,689	55,408
Incyte Corp (a)	17,858	1,196,486	Invitae Corp (a)	7,888	57,977
Inovio Pharmaceuticals Inc (a)	13,262	51,987	Molina Healthcare Inc (a)	8,429	825,536
Insmed Inc (a)	11,252	266,110	Surgery Partners Inc (a)	7,169	106,818
Intellia Therapeutics Inc (a)	6,218	170,124	Syneos Health Inc (a)	15,450	724,605
Intercept Pharmaceuticals Inc (a)	3,696	310,131	Teladoc Inc (a)	6,712	389,632
Intrexon Corp (a)	17,356	241,943	Tenet Healthcare Corp (a)	14,671	492,505
Ionis Pharmaceuticals Inc (a)	18,530	772,145
					$2,947,463
Iovance Biotherapeutics Inc (a)	12,870	164,736
Kura Oncology Inc (a)	4,437	80,753	Pharmaceuticals — 32.63%
			Achaogen Inc (a)	6,569	56,887
Lexicon Pharmaceuticals Inc (a)	15,509	186,108
			Aclaris Therapeutics Inc (a)	4,528	90,424
Loxo Oncology Inc (a)	4,424	767,476
			Adamas Pharmaceuticals Inc (a)	3,937	101,693
MacroGenics Inc (a)	5,421	111,944
			Aerie Pharmaceuticals Inc (a)	5,576	376,659
Medicines Co/The (a)	10,705	392,873
			Agios Pharmaceuticals Inc (a)	8,472	713,597
NewLink Genetics Corp (a)	5,448	25,932
			Aimmune Therapeutics Inc (a)	8,313	223,537
Novavax Inc (a)	47,472	63,612
			Akebia Therapeutics Inc (a)	6,945	69,311
Omeros Corp (a)	7,051	127,905
			Alkermes PLC (a)	23,074	949,726
Pacific Biosciences of California Inc (a)	19,194	68,139
			Array BioPharma Inc (a)	30,696	515,079
Pieris Pharmaceuticals Inc (a)	7,909	40,099
			Athenex Inc (a)	9,151	170,758
Prothena Corp PLC (a)	5,659	82,508
			Calithera Biosciences Inc (a)	5,213	26,065
PTC Therapeutics Inc (a)	6,094	205,551
			Cara Therapeutics Inc (a)	4,791	91,748
Puma Biotechnology Inc (a)	5,511	325,976
			Clovis Oncology Inc (a)	7,427	337,706
Radius Health Inc (a)	6,551	193,058
			Coherus Biosciences Inc (a)	8,791	123,074
REGENXBIO Inc (a)	4,575	328,256
			Collegium Pharmaceutical Inc (a)	4,783	114,075
Retrophin Inc (a)	5,830	158,926
			Concert Pharmaceuticals Inc (a)	3,345	56,296
Rigel Pharmaceuticals Inc (a)	21,513	60,882
			Corbus Pharmaceuticals Holdings Inc (a)	8,169	41,253
Sage Therapeutics Inc (a)	6,763	1,058,612
			Cytokinetics Inc (a)	7,914	65,686

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Pharmaceuticals (continued)			Sector	Percent
Depomed Inc (a)	9,254	$61,724
Dermira Inc (a)	6,141	56,497	Consumer, Non-cyclical	98.61%
DexCom Inc (a)	12,534	1,190,479	Consumer, Cyclical	0.87%
Enanta Pharmaceuticals Inc (a)	2,815	326,258	Technology	0.36%
Endo International PLC (a)	32,800	309,304	Other Assets and Liabilities	0.16%
Flexion Therapeutics Inc (a)	5,512	142,485	TOTAL NET ASSETS	100.00%
G1 Therapeutics Inc (a)	4,177	181,532
Global Blood Therapeutics Inc (a)	6,915	312,558
Heron Therapeutics Inc (a)	5,385	209,207
Heska Corp (a)	1,073	111,367
Horizon Pharma PLC (a)	24,172	400,288
Insys Therapeutics Inc (a)	10,767	77,953
Intra-Cellular Therapies Inc (a)	8,018	141,678
Ironwood Pharmaceuticals Inc (a)	20,108	384,465
Jounce Therapeutics Inc (a)	4,735	36,270
Kala Pharmaceuticals Inc (a)	3,600	49,428
Keryx Biopharmaceuticals Inc (a)	15,544	58,445
La Jolla Pharmaceutical Co (a)	2,680	78,176
Madrigal Pharmaceuticals Inc (a)	2,090	584,552
MannKind Corp (a)	17,691	33,613
Marinus Pharmaceuticals Inc (a)	5,937	41,975
Mirati Therapeutics Inc (a)	4,251	209,574
Momenta Pharmaceuticals Inc (a)	11,288	230,840
MyoKardia Inc (a)	5,249	260,613
Nektar Therapeutics (a)	14,002	683,718
Neos Therapeutics Inc (a)	4,258	26,612
Neurocrine Biosciences Inc (a)	13,192	1,295,982
Ocular Therapeutix Inc (a)	4,267	28,802
Pacira Pharmaceuticals Inc (a)	5,980	191,659
Paratek Pharmaceuticals Inc (a)	4,588	46,798
Perrigo Co PLC	17,852	1,301,589
Portola Pharmaceuticals Inc (a)	9,583	361,950
Progenics Pharmaceuticals Inc (a)	10,319	82,965
Proteostasis Therapeutics Inc (a)	5,063	14,126
Reata Pharmaceuticals Inc, Class A (a)	2,913	101,868
Revance Therapeutics Inc (a)	5,361	147,159
Rocket Pharmaceuticals Inc (a)	5,786	113,579
Sarepta Therapeutics Inc (a)	9,545	1,261,658
Sorrento Therapeutics Inc (a)	12,841	92,455
Synergy Pharmaceuticals Inc (a)	36,228	63,037
TESARO Inc (a)	8,062	358,517
Tetraphase Pharmaceuticals Inc (a)	7,577	27,050
TG Therapeutics Inc (a)	7,981	104,950
TherapeuticsMD Inc (a)	31,787	198,351
uniQure NV (a)	4,526	171,083
Vanda Pharmaceuticals Inc (a)	6,676	127,178
Voyager Therapeutics Inc (a)	4,718	92,190
Xencor Inc (a)	6,905	255,554
Zogenix Inc (a)	5,033	222,459
Zynerba Pharmaceuticals Inc (a)	1,948	18,973
		$17,003,117
Retail — 0.87%
National Vision Holdings Inc (a)	10,965	400,990
PetIQ Inc (a)	1,942	52,162
		$453,152
Software — 0.36%
Tabula Rasa HealthCare Inc (a)	2,942	187,788

TOTAL COMMON STOCKS		$52,018,867
Total Investments		$52,018,867
Other Assets and Liabilities — 0.16%		$84,906
TOTAL NET ASSETS — 100.00%		$52,103,773

(a) Non-income producing security

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS — 98.88%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.93%			Beverages (continued)
MTU Aero Engines AG	74	$14,224	Suntory Beverage & Food Ltd	300	$12,817
Safran SA	1,019	123,819	Treasury Wine Estates Ltd	2,492	32,071
		$138,043			$569,721
Agriculture — 0.22%			Biotechnology — 1.24%
Swedish Match AB	655	32,447	CSL Ltd	1,245	177,473
			Swedish Orphan Biovitrum AB (a)	364	7,943
Airlines — 0.78%
Deutsche Lufthansa AG	1,310	31,514			$185,416
International Consolidated Airlines Group SA	5,340	46,795	Chemicals — 2.11%
Qantas Airways Ltd	8,361	38,116	Arkema SA	271	32,091
		$116,425	Asahi Kasei Corp	1,900	24,163
			Croda International PLC	468	29,659
Apparel — 2.94%
			Kingboard Chemical Holdings Ltd	1,000	3,658
adidas AG	279	60,911
			Kingboard Laminates Holdings Ltd	2,500	3,088
Gildan Activewear Inc	342	9,633
			Koninklijke DSM NV	443	44,553
Hermes International	75	45,877
			Methanex Corp	100	7,071
Kering SA	181	102,220
			Mitsubishi Chemical Holdings Corp	3,400	28,480
LVMH Moet Hennessy Louis Vuitton SE	609	202,832
			Mitsubishi Gas Chemical Co Inc	400	9,068
Moncler SpA	359	16,350
			Mitsui Chemicals Inc	600	15,987
		$437,823	Nissan Chemical Industries Ltd	300	14,009
Auto Manufacturers — 3.47%			Novozymes A/S	425	21,563
Bayerische Motoren Werke AG	1,268	114,952	Shin-Etsu Chemical Co Ltd	700	62,423
Honda Motor Co Ltd	2,800	82,269	Solvay SA	152	19,197
Nissan Motor Co Ltd	17,560	170,977			$315,010
Renault SA	910	77,396
			Coal — 0.11%
Suzuki Motor Corp	1,300	71,837
			Whitehaven Coal Ltd	3,845	16,447
		$517,431
			Commercial Services — 5.33%
Auto Parts & Equipment — 2.50%			Abertis Infraestructuras SA	8,997	192,956
Aisin Seiki Co Ltd	300	13,684	Ashtead Group PLC	1,759	52,766
Bridgestone Corp	1,440	56,357	Atlantia SpA	647	19,131
Cie Generale des Etablissements Michelin SCA	597	72,715	Edenred	671	21,204
Cie Plastic Omnium SA	218	9,218	Intertek Group PLC	493	37,190
Continental AG	222	50,697	Nihon M&A Center Inc	400	11,615
Faurecia SA	406	28,979	Persol Holdings Co Ltd	500	11,159
Georg Fischer AG	31	39,787	Randstad NV	385	22,669
Hella GmbH & Co KGaA	76	4,260	Recruit Holdings Co Ltd	1,700	47,078
Koito Manufacturing Co Ltd	200	13,223	RELX NV	2,213	47,203
Linamar Corp	81	3,562	RELX PLC	5,925	126,872
Magna International Inc	338	19,658	Rentokil Initial PLC	4,599	21,292
Stanley Electric Co Ltd	300	10,242	SGS SA	57	152,069
Valeo SA	801	43,796	Wirecard AG	195	31,414
Yokohama Rubber Co Ltd/The	300	6,240
					$794,618
		$372,418
			Computers — 2.34%
Banks — 9.47%			Atos SE	352	48,074
Bank of Montreal	1,347	104,120	Capgemini SE	620	83,409
Bank of Nova Scotia/The	2,074	117,437	CGI Group Inc (a)	400	25,348
Canadian Imperial Bank of Commerce	1,264	109,954	Computershare Ltd	2,076	28,315
Danske Bank A/S	1,319	41,297	Logitech International SA	2,433	107,290
DBS Group Holdings Ltd	4,100	80,074	Nomura Research Institute Ltd	300	14,551
FinecoBank Banca Fineco SpA	787	8,889	Obic Co Ltd	100	8,282
Hang Seng Bank Ltd	1,000	25,008	Otsuka Corp	200	7,849
HSBC Holdings PLC	24,079	225,848	Teleperformance	142	25,090
Intesa Sanpaolo SpA	46,663	135,497
Intesa Sanpaolo SpA-Rights (a)	46,663	—			$348,208
KBC Group NV	389	30,037	Construction Materials — 1.96%
Mediobanca Banca di Credito Finanziario SpA	2,577	23,961	Daikin Industries Ltd	400	47,943
National Bank of Canada	854	41,003	Kingspan Group PLC	1,936	96,946
Oversea-Chinese Banking Corp Ltd	4,500	38,444	Sika AG	1,020	141,521
Raiffeisen Bank International AG	1,152	35,368	Xinyi Glass Holdings Ltd	4,000	4,889
Royal Bank of Canada	2,330	175,443			$291,299
Toronto-Dominion Bank/The	3,038	175,835
United Overseas Bank Ltd	2,200	43,209	Distribution/Wholesale — 2.61%
			Ferguson PLC	632	51,296
		$1,411,424	Inchcape PLC	1,661	17,109
Beverages — 3.82%			ITOCHU Corp	3,300	59,836
Anheuser-Busch InBev SA	1,021	103,136	Marubeni Corp	4,700	35,876
Asahi Group Holdings Ltd	700	35,862	Mitsubishi Corp	3,100	86,184
Coca-Cola HBC AG (a)	643	21,478	Mitsui & Co Ltd	4,900	81,766
Davide Campari-Milano SpA	1,145	9,420	Sumitomo Corp	2,600	42,740
Diageo PLC	6,045	217,158	Toyota Tsusho Corp	400	13,404
Kirin Holdings Co Ltd	1,400	37,467			$388,211
Pernod Ricard SA	614	100,312

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Diversified Financial Services — 4.04%			Hand/Machine Tools — 1.10%
CI Financial Corp	418	$7,513	Disco Corp	100	$17,080
Hargreaves Lansdown PLC	917	23,859	Sandvik AB	3,391	60,197
Hong Kong Exchanges & Clearing Ltd	5,500	165,443	Schindler Holding AG	351	75,708
Japan Exchange Group Inc	800	14,878	Techtronic Industries Co Ltd	2,000	11,153
Julius Baer Group Ltd (a)	2,395	140,948
					$164,138
Jupiter Fund Management PLC	2,418	14,232
London Stock Exchange Group PLC	801	47,264	Healthcare — Products — 1.16%
Magellan Financial Group Ltd	591	10,191	Cochlear Ltd	261	38,663
ORIX Corp	2,800	44,308	GN Store Nord A/S	277	12,626
Partners Group Holding AG	150	110,194	Smith & Nephew PLC	3,276	60,442
Schroders PLC	538	22,423	Sysmex Corp	200	18,679
			Terumo Corp	600	34,413
		$601,253	William Demant Holding A/S (a)	205	8,251
Electric — 0.66%					$173,074
A2A SpA	3,857	6,689
Fortis Inc	776	24,803	Healthcare — Services — 0.32%
Fortum OYJ	1,785	42,607	Fresenius Medical Care AG & Co KGaA	333	33,591
Red Electrica Corp SA	1,184	24,114	Orpea	107	14,283
		$98,213			$47,874
Electrical Components & Equipment — 0.43%			Home Builders — 1.62%
Brother Industries Ltd	500	9,881	Barratt Developments PLC	4,917	33,445
Legrand SA	736	54,063	Bellway PLC	435	17,246
			Berkeley Group Holdings PLC	713	35,616
		$63,944	Daiwa House Industry Co Ltd	900	30,695
Electronics — 1.72%			Haseko Corp	700	9,680
Assa Abloy AB	2,689	57,312	Persimmon PLC	1,260	42,121
Hoya Corp	700	39,826	Sekisui House Ltd	2,000	35,406
MINEBEA MITSUMI Inc	1,300	22,004	Taylor Wimpey PLC	15,651	36,953
Nidec Corp	600	90,096			$241,162
Omron Corp	500	23,348
SCREEN Holdings Co Ltd	200	14,090	Home Furnishings — 1.79%
Venture Corp Ltd	700	9,166	Howden Joinery Group PLC	2,238	15,837
			SEB SA	59	10,308
		$255,842	Sony Corp	4,700	240,444
Engineering & Construction — 1.04%					$266,589
Aena SME SA (b)	146	26,513
Eiffage SA	379	41,241	Household Products — 4.05%
Fraport AG Frankfurt Airport Services Worldwide	81	7,815	Kao Corp	800	61,057
Kajima Corp	2,000	15,499	L’Oreal SA	710	175,363
Sydney Airport	6,983	37,001	Pigeon Corp	200	9,737
Taisei Corp	500	27,594	Pola Orbis Holdings Inc	300	13,209
			Unicharm Corp	700	21,073
		$155,663	Unilever NV	3,062	170,870
Entertainment — 0.46%			Unilever PLC	2,763	152,860
Aristocrat Leisure Ltd	2,536	57,992			$604,169
Toho Co Ltd	300	10,066
			Insurance — 2.52%
		$68,058	Allianz SE	896	185,225
Food — 1.52%			Assicurazioni Generali SpA	3,140	52,693
Barry Callebaut AG	25	44,936	Hannover Rueck SE	99	12,348
Chr Hansen Holding A/S	132	12,194	Medibank Pvt Ltd	12,348	26,683
Frutarom Industries Ltd	519	50,861	NN Group NV	637	25,917
Kikkoman Corp	300	15,147	Power Corp of Canada	640	14,332
Loblaw Cos Ltd	392	20,157	Power Financial Corp	460	10,760
Marine Harvest ASA	1,691	33,677	Sampo OYJ	972	47,447
Metro Inc	382	12,986			$375,405
Orkla ASA	1,638	14,360
SSP Group PLC	733	6,136	Internet — 0.84%
WH Group Ltd (b)	20,500	16,697	ASOS PLC (a)	198	15,945
			M3 Inc	300	11,963
		$227,151	Rightmove PLC	357	25,018
Food Service — 0.63%			SEEK Ltd	1,042	16,818
Compass Group PLC	4,390	93,771	Start Today Co Ltd	800	29,012
			Trend Micro Inc	300	17,125
Forest Products & Paper — 0.56%
			United Internet AG	149	8,537
Mondi PLC	1,627	44,040
Stora Enso OYJ	1,603	31,375			$124,418
West Fraser Timber Co Ltd	117	8,053	Iron & Steel — 0.33%
		$83,468	BlueScope Steel Ltd	2,967	37,898
			Evraz PLC	1,630	10,937
Gas — 0.39%
Enagas SA	773	22,604			$48,835
Hong Kong & China Gas Co Ltd	18,600	35,609	Leisure Time — 0.46%
		$58,213	Carnival PLC	845	48,477

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Leisure Time (continued)			Pharmaceuticals (continued)
Yamaha Motor Co Ltd	800	$20,131	UCB SA	149	$11,717
		$68,608			$898,924
Lodging — 0.76%			Real Estate — 1.60%
Crown Resorts Ltd	2,778	27,754	Aeon Mall Co Ltd	400	7,190
InterContinental Hotels Group PLC	747	46,532	Castellum AB	771	12,494
Sands China Ltd	7,200	38,498	CK Asset Holdings Ltd	5,000	39,704
		$112,784	Daito Trust Construction Co Ltd	252	40,993
			Deutsche Wohnen SE	359	17,356
Machinery — Construction & Mining — 0.32%			Henderson Land Development Co Ltd	3,300	17,456
Atlas Copco AB (a)	1,654	48,161
			LEG Immobilien AG	105	11,413
Machinery — Diversified — 2.13%			REA Group Ltd	320	21,519
Daifuku Co Ltd	400	17,540	Sumitomo Realty & Development Co Ltd	1,000	36,933
Hexagon AB	441	24,594	Vonovia SE	692	32,939
Husqvarna AB	1,503	14,267			$237,997
Keyence Corp	200	113,011
			REITs — 1.45%
Kubota Corp	1,800	28,338
			CapitaLand Commercial Trust	9,500	11,574
Nabtesco Corp	300	9,240
			CapitaLand Mall Trust	13,500	20,510
SMC Corp	100	36,698
			GPT Group/The	10,752	40,263
Spirax-Sarco Engineering PLC	150	12,907
			Link REIT	5,000	45,663
THK Co Ltd	400	11,471
			Merlin Properties Socimi SA	1,476	21,468
Yaskawa Electric Corp	1,400	49,505
			Mirvac Group	22,942	36,843
		$317,571	Vicinity Centres	20,676	39,630
Media — 0.89%					$215,951
Informa PLC	4,589	50,570
			Retail — 3.66%
Mediaset Espana Comunicacion SA	477	4,023
			ABC-Mart Inc	200	10,947
Pearson PLC	4,332	50,597
			Canadian Tire Corp Ltd	108	14,097
Wolters Kluwer NV	490	27,616
			Dollarama Inc	567	21,979
		$132,806	Fast Retailing Co Ltd	400	183,932
Metal Fabrication & Hardware — 0.32%			Harvey Norman Holdings Ltd	3,476	8,540
MISUMI Group Inc	500	14,587	Industria de Diseno Textil SA	2,308	78,864
SKF AB	1,786	33,240	Lawson Inc	400	25,001
			Matsumotokiyoshi Holdings Co Ltd	200	8,987
		$47,827	Next PLC	549	43,835
Mining — 4.22%			Nitori Holdings Co Ltd	300	46,823
Anglo American PLC	4,042	90,408	Pandora A/S	269	18,796
Boliden AB (a)	1,355	43,963	Restaurant Brands International Inc	265	15,985
Evolution Mining Ltd	7,971	20,705	Ryohin Keikaku Co Ltd	100	35,225
KAZ Minerals PLC (a)	1,411	15,698	Sundrug Co Ltd	200	8,111
Rio Tinto Ltd	2,776	171,417	Tsuruha Holdings Inc	100	12,546
Rio Tinto PLC	3,874	214,785	USS Co Ltd	300	5,712
South32 Ltd	21,052	56,242	Welcia Holdings Co Ltd	100	5,320
Teck Resources Ltd	600	15,285			$544,700
		$628,503	Semiconductors — 2.08%
Miscellaneous Manufacture — 0.38%			ASML Holding NV	673	133,372
Aalberts Industries NV	201	9,628	BE Semiconductor Industries NV	198	5,360
Smiths Group PLC	1,345	30,141	SUMCO Corp	2,500	50,512
Wartsila OYJ Abp	879	17,276	Tokyo Electron Ltd	700	120,255
		$57,045			$309,499
Office & Business Equipment — 0.68%			Software — 3.18%
Canon Inc	3,100	101,667	Amadeus IT Group SA	791	62,444
Packaging & Containers — 0.07%			Constellation Software Inc	18	13,960
CCL Industries Inc	123	6,030	Dassault Systemes SE	342	47,926
			Nexon Co Ltd (a)	900	13,080
Lee & Man Paper Manufacturing Ltd	5,000	5,060
			Open Text Corp	231	8,130
		$11,090	Oracle Corp Japan	100	8,174
Pharmaceuticals — 6.03%			SAP SE	1,842	212,850
Astellas Pharma Inc	4,700	71,700	Temenos AG (a)	504	76,340
Bayer AG	1,737	191,386	Ubisoft Entertainment SA (a)	285	31,279
Chugai Pharmaceutical Co Ltd	400	20,991			$474,183
GlaxoSmithKline PLC	8,737	176,396
Grifols SA	375	11,290	Telecommunications — 3.96%
Ipsen SA	93	14,591	BCE Inc	1,600	64,796
Merck KGaA	336	32,811	KDDI Corp	5,600	153,309
Nippon Shinyaku Co Ltd	100	6,214	Nippon Telegraph & Telephone Corp	2,700	122,813
Novo Nordisk A/S, Class B	1,617	75,021	NTT DOCOMO Inc	5,100	130,016
			Sunrise Communications Group AG (a),(b)	540	44,059
Recordati SpA	221	8,790
Roche Holding AG	981	218,479	Telenor ASA	1,881	38,605
Shionogi & Co Ltd	800	41,122	TELUS Corp	1,006	35,736
Sino Biopharmaceutical Ltd	12,000	18,416			$589,334

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value
Transportation — 1.68%
Canadian National Railway Co	890	$72,796
Canadian Pacific Railway Ltd	220	40,317
Central Japan Railway Co	200	41,476
Deutsche Post AG	1,964	64,151
DSV A/S	302	24,406
Nippon Express Co Ltd	100	7,262
		$250,408

TOTAL COMMON STOCKS		$14,733,239
PREFERRED STOCKS — 0.32%	Shares Held	Value
Household Products/Wares — 0.32%
Henkel AG & Co KGaA	376	48,081

TOTAL PREFERRED STOCKS		$48,081
Total Investments		$14,781,320
Other Assets and Liabilities — 0.80%		$119,830
TOTAL NET ASSETS — 100.00%		$14,901,150

(a) Non-income producing security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,269 or 0.59% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	24.04%
Consumer, Cyclical	21.66%
Financial	19.07%
Industrial	12.09%
Technology	8.28%
Basic Materials	7.22%
Communications	5.68%
Utilities	1.05%
Energy	0.11%
Other Assets and Liabilities	0.80%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2018

	Principal			Principal
BONDS — 97.91%	Amount	Value	BONDS (continued)	Amount	Value
Agriculture — 3.61%			Banks (continued)
Altria Group Inc			Santander UK PLC
2.85%, 08/09/2022	$1,800,000	$1,757,492	5.00%, 11/07/2023 (a)	$2,000,000	$2,030,374
5.38%, 01/31/2044	2,250,000	2,438,713	Skandinaviska Enskilda Banken AB
BAT Capital Corp			(5-year Swap rate + 3.85%),
3.22%, 08/15/2024 (a)	1,500,000	1,420,850	5.75%, 05/13/2020 (b)	3,000,000	2,970,000
4.39%, 08/15/2037 (a)	1,000,000	938,142	Synchrony Bank
4.54%, 08/15/2047 (a)	1,825,000	1,704,126	3.00%, 06/15/2022	3,461,000	3,332,910
		$8,259,323	UBS Group Funding Switzerland AG
			(3-month USD LIBOR + 0.95%),
Airlines — 1.04%			3.29%, 08/15/2023 (a)	2,000,000	2,002,191
United Airlines 2014-2 Class A Pass Through Trust			Wells Fargo & Co
3.75%, 03/03/2028	1,285,940	1,276,691	4.40%, 06/14/2046	1,000,000	915,507
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,115,512	1,106,365			$57,234,802
		$2,383,056	Beverages — 4.09%
			Anheuser-Busch InBev Finance Inc
Auto Manufacturers — 2.36%			2.65%, 02/01/2021	1,000,000	986,217
Daimler Finance North America LLC			3.65%, 02/01/2026	2,300,000	2,251,570
2.25%, 03/02/2020 (a)	3,600,000	3,540,744
			4.90%, 02/01/2046	205,000	210,818
General Motors Financial Co Inc			Anheuser-Busch InBev Worldwide Inc
3.85%, 01/05/2028	675,000	623,720	4.60%, 04/15/2048	1,600,000	1,576,407
3.95%, 04/13/2024	1,250,000	1,223,258	Bacardi Ltd
		$5,387,722	5.30%, 05/15/2048 (a)	230,000	217,979
Banks — 25.03%			Diageo Capital PLC
Bank of America Corp			3.50%, 09/18/2023	1,375,000	1,379,662
4.20%, 08/26/2024	3,890,000	3,910,303	Maple Escrow Subsidiary Inc
			3.55%, 05/25/2021 (a)	1,250,000	1,251,104
4.25%, 10/22/2026	3,000,000	2,964,488
			4.42%, 05/25/2025 (a)	1,465,000	1,472,307
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),					$9,346,064
4.95%, 06/20/2020 (b)	3,180,000	3,247,575	Biotechnology — 2.02%
BPCE SA			Celgene Corp
5.70%, 10/22/2023 (a)	2,000,000	2,088,648	2.88%, 08/15/2020	2,000,000	1,984,687
Citigroup Inc			3.90%, 02/20/2028	690,000	652,901
(3-month USD LIBOR + 0.95%),			Gilead Sciences Inc
3.31%, 07/24/2023	2,510,000	2,516,205	2.55%, 09/01/2020	2,000,000	1,975,970
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	2,000,000	1,879,079			$4,613,558
Credit Suisse Group AG			Computers — 2.59%
(3-month USD LIBOR + 1.24%),			Apple Inc
4.21%, 06/12/2024 (a),(b)	880,000	880,640	3.35%, 02/09/2027	1,950,000	1,904,169
DBS Group Holdings Ltd			4.65%, 02/23/2046	1,950,000	2,100,735
(5-year Swap rate + 1.59%),			Dell International LLC / EMC Corp
4.52%, 12/11/2028 (a),(b)	2,110,000	2,126,308	8.35%, 07/15/2046 (a)	1,600,000	1,926,910
Goldman Sachs Group Inc/The					$5,931,814
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (b)	3,450,000	3,329,502	Diversified Financial Services — 1.81%
(3-month USD LIBOR + 1.00%),			Brookfield Finance Inc
3.36%, 07/24/2023	1,600,000	1,605,846	4.70%, 09/20/2047	1,010,000	955,792
HSBC Holdings PLC			Brookfield Finance LLC
(3-month USD LIBOR + 1.53%),			4.00%, 04/01/2024	1,350,000	1,335,577
4.58%, 06/19/2029 (b)	660,000	666,623	GE Capital International Funding Co Unlimited
(5-year Swap rate + 3.61%),			Co
6.50%, 03/23/2028 (b)	2,000,000	1,920,000	4.42%, 11/15/2035	1,900,000	1,840,682
Intesa Sanpaolo SpA					$4,132,051
3.88%, 07/14/2027 (a)	1,040,000	897,370
			Electric — 7.15%
JPMorgan Chase & Co			Dominion Energy Inc
(3-month USD LIBOR + 0.85%),			4.25%, 06/01/2028	820,000	818,694
3.19%, 01/10/2025	1,500,000	1,498,472	DTE Electric Co
(3-month USD LIBOR + 1.38%),			4.05%, 05/15/2048	405,000	402,190
3.96%, 11/15/2048 (b)	2,000,000	1,798,277
			Duke Energy Florida LLC
Lloyds Banking Group PLC			3.80%, 07/15/2028	890,000	894,820
4.58%, 12/10/2025	2,500,000	2,450,651	Exelon Corp
Morgan Stanley			3.50%, 06/01/2022	2,415,000	2,387,060
3.70%, 10/23/2024 (c)	2,500,000	2,468,115
(3-month USD LIBOR + 3.81%),			Florida Power & Light Co
			3.95%, 03/01/2048	935,000	917,346
5.55%, 07/15/2020 (b)	2,275,000	2,344,843
(3-month USD LIBOR + 1.14%),			4.13%, 06/01/2048	150,000	151,619

3.77%, 01/24/2029 (b)	2,400,000	2,311,989	Fortis Inc
			3.06%, 10/04/2026	1,530,000	1,393,989
5.00%, 11/24/2025	930,000	964,063	MidAmerican Energy Co
Royal Bank of Scotland Group PLC			3.95%, 08/01/2047	1,265,000	1,233,704
(3-month USD LIBOR + 1.47%),			Pacific Gas & Electric Co
3.81%, 05/15/2023	1,485,000	1,492,273	3.30%, 03/15/2027	860,000	777,010
5.13%, 05/28/2024	2,600,000	2,622,550	3.30%, 12/01/2027	730,000	655,499

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2018

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Electric (continued)			Media (continued)
PPL Electric Utilities Corp			Warner Media LLC
3.95%, 06/01/2047	$1,080,000	$1,052,905	3.60%, 07/15/2025	$900,000	$855,736
Southern Co/The			4.05%, 12/15/2023	1,450,000	1,447,101
(3-month USD LIBOR + 3.63%),					$11,955,837
5.50%, 03/15/2057 (b)	2,605,000	2,683,150
Virginia Electric & Power Co			Mining — 2.60%
3.80%, 04/01/2028	2,995,000	2,977,599	Barrick North America Finance LLC
			4.40%, 05/30/2021	2,065,000	2,136,253
		$16,345,585	BHP Billiton Finance USA Ltd
Food — 3.19%			(5-year Swap rate + 5.09%),
Campbell Soup Co			6.75%, 10/19/2075 (a),(b)	2,415,000	2,619,067
4.80%, 03/15/2048	745,000	673,535	Glencore Finance Canada Ltd
General Mills Inc			5.55%, 10/25/2042 (a)	620,000	620,025
3.70%, 10/17/2023	2,925,000	2,895,188	Glencore Funding LLC
4.70%, 04/17/2048	1,140,000	1,090,206	3.88%, 10/27/2027 (a)	625,000	577,544
McCormick & Co Inc					$5,952,889
3.15%, 08/15/2024	1,500,000	1,433,616
3.40%, 08/15/2027	1,275,000	1,205,453	Miscellaneous Manufacture — 1.10%
			General Electric Co
		$7,297,998	4.50%, 03/11/2044	690,000	676,485
Forest Products & Paper — 0.15%			5.30%, 02/11/2021	1,750,000	1,830,822
International Paper Co					$2,507,307
4.40%, 08/15/2047	380,000	345,296
			Oil & Gas — 5.64%
Healthcare — Products — 2.96%			Canadian Natural Resources Ltd
Abbott Laboratories			3.85%, 06/01/2027	3,290,000	3,209,920
2.35%, 11/22/2019	214,000	212,747	Concho Resources Inc
4.90%, 11/30/2046	915,000	985,024	4.38%, 01/15/2025	1,260,000	1,265,316
Becton Dickinson and Co			Continental Resources Inc
3.70%, 06/06/2027	2,750,000	2,603,156	3.80%, 06/01/2024	2,415,000	2,355,929
Medtronic Inc			4.90%, 06/01/2044	1,530,000	1,498,455
2.50%, 03/15/2020	3,000,000	2,979,180	Exxon Mobil Corp
		$6,780,107	2.22%, 03/01/2021	1,265,000	1,241,718
Insurance — 3.95%			Marathon Oil Corp
AIA Group Ltd			6.60%, 10/01/2037	2,415,000	2,859,199
3.20%, 03/11/2025 (a)	1,660,000	1,594,203	Valero Energy Corp
American International Group Inc			4.35%, 06/01/2028	480,000	477,876
3.90%, 04/01/2026	1,600,000	1,548,445			$12,908,413
4.50%, 07/16/2044	1,500,000	1,396,849	Oil & Gas Services — 1.07%
AXA Equitable Holdings Inc
5.00%, 04/20/2048 (a)	710,000	655,053	Baker Hughes a GE Co LLC / Baker Hughes
			Co-Obligor Inc
Brighthouse Financial Inc			3.34%, 12/15/2027	1,265,000	1,177,120
3.70%, 06/22/2027	995,000	883,717	Halliburton Co
4.70%, 06/22/2047	600,000	494,481	4.75%, 08/01/2043	1,260,000	1,268,829
Markel Corp
4.30%, 11/01/2047	1,000,000	924,246			$2,445,949
Prudential Financial Inc			Packaging & Containers — 0.49%
(3-month USD LIBOR + 3.92%),			Packaging Corp of America
5.63%, 06/15/2043 (b)	1,500,000	1,546,875	4.50%, 11/01/2023	1,080,000	1,116,004
		$9,043,869	Pharmaceuticals — 3.55%
Internet — 0.08%			Bayer US Finance II LLC
Alibaba Group Holding Ltd			3.88%, 12/15/2023 (a)	1,150,000	1,150,048
3.40%, 12/06/2027	200,000	186,348	4.38%, 12/15/2028 (a)	1,245,000	1,247,368
			4.88%, 06/25/2048 (a)	695,000	696,998
Machinery — Construction & Mining — 0.76%			CVS Health Corp
Caterpillar Financial Services Corp			3.70%, 03/09/2023	1,875,000	1,865,492
2.95%, 05/15/2020	1,750,000	1,748,407	4.30%, 03/25/2028	1,065,000	1,050,525
Media — 5.23%			5.05%, 03/25/2048	2,060,000	2,096,454
Charter Communications Operating LLC / Charter					$8,106,885
Communications Operating Capital			Pipelines — 6.77%
4.20%, 03/15/2028	1,000,000	936,180	Energy Transfer Partners LP
6.48%, 10/23/2045	2,000,000	2,108,071	5.30%, 04/15/2047	500,000	458,374
Comcast Corp			EnLink Midstream Partners LP
3.38%, 02/15/2025	3,325,000	3,192,300	5.05%, 04/01/2045	1,085,000	882,759
4.60%, 08/15/2045	385,000	370,953	Kinder Morgan Energy Partners LP
Discovery Communications LLC			3.50%, 03/01/2021	3,015,000	3,006,684
5.00%, 09/20/2037	1,335,000	1,285,406	4.70%, 11/01/2042	500,000	442,428
5.20%, 09/20/2047	370,000	358,880	MPLX LP
NBCUniversal Media LLC			4.00%, 03/15/2028	1,265,000	1,203,111
4.45%, 01/15/2043	750,000	708,996	4.50%, 07/15/2023	1,870,000	1,909,571
Viacom Inc
4.38%, 03/15/2043	825,000	692,214

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2018

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Pipelines (continued)			Transportation — 0.54%
Plains All American Pipeline LP / PAA Finance			Union Pacific Corp
Corp			3.50%, 06/08/2023	$430,000	$430,295
4.50%, 12/15/2026	$1,265,000	$1,238,272	3.75%, 03/15/2024	345,000	349,133
Sabine Pass Liquefaction LLC			3.95%, 09/10/2028	460,000	462,196
5.75%, 05/15/2024	3,745,000	3,994,623			$1,241,624
Western Gas Partners LP
4.65%, 07/01/2026	1,600,000	1,571,810	TOTAL BONDS	$223,923,714
Williams Partners LP
4.85%, 03/01/2048	815,000	776,465	Total Investments	$223,923,714
			Other Assets and Liabilities — 2.09%		$4,786,232
		$15,484,097
			TOTAL NET ASSETS — 100.00%	$228,709,946
Real Estate — 0.70%
Prologis LP
3.88%, 09/15/2028	1,600,000	1,600,982	(a) Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
REITs — 1.94%			registration, normally to qualified institutional buyers. At the end of the
Alexandria Real Estate Equities Inc			period, the value of these securities totaled $35,221,173 or 15.40% of net assets.
3.45%, 04/30/2025	920,000	880,258

4.70%, 07/01/2030	1,660,000	1,676,290
			(b) Rate shown is the rate in effect as of period end. The rate may be based on a
American Campus Communities Operating			fixed rate and may convert to a variable rate or floating rate in the future.
Partnership LP
3.63%, 11/15/2027	1,010,000	946,133	(c) Certain variable rate securities are not based on a published reference rate
Healthcare Trust of America Holdings LP			and spread but are determined by the issuer or agent and are based on
3.50%, 08/01/2026	1,000,000	939,899	current market conditions. These securities do not indicate a reference rate
		$4,442,580	and spread in their description. Rate shown is the rate in effect as of period
Retail — 0.71%			end.
Home Depot Inc/The
3.35%, 09/15/2025	550,000	541,365	Portfolio Summary (unaudited)
Walmart Inc
3.40%, 06/26/2023	570,000	574,242	Sector		Percent
3.70%, 06/26/2028	125,000	126,053	Financial		34.43%
4.05%, 06/29/2048	370,000	372,587	Consumer, Non-cyclical		19.42%
		$1,614,247	Energy		13.48%
			Communications		7.48%
Savings & Loans — 1.00%			Utilities		7.15%
Nationwide Building Society			Technology		6.20%
(5-year Swap rate + 1.85%),			Consumer, Cyclical		4.10%
4.13%, 10/18/2032 (a),(b)	2,500,000	2,289,707
			Industrial		2.89%
Semiconductors — 0.76%			Basic Materials		2.76%
QUALCOMM Inc			Other Assets and Liabilities		2.09%
2.90%, 05/20/2024	1,000,000	944,954	TOTAL NET ASSETS		100.00%
Xilinx Inc
2.95%, 06/01/2024	845,000	803,735
		$1,748,689
Software — 2.85%
Microsoft Corp
2.00%, 08/08/2023	3,005,000	2,836,561
3.70%, 08/08/2046	1,250,000	1,215,608
Oracle Corp
4.00%, 11/15/2047	2,035,000	1,915,486
6.13%, 07/08/2039	440,000	539,745
		$6,507,400
Telecommunications — 2.17%
AT&T Inc
4.10%, 02/15/2028 (a)	1,000,000	955,573
4.75%, 05/15/2046	2,000,000	1,786,554
4.90%, 08/15/2037 (a)	335,000	317,894
Verizon Communications Inc
5.25%, 03/16/2037	1,855,000	1,905,083
		$4,965,104

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF

June 30, 2018

COMMON STOCKS — 99.63%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 5.66%			Internet (continued)
adidas AG	2,057	$449,085	IAC/InterActiveCorp (a)	1,838	$280,276
Carter’s Inc	523	56,688	Just Eat PLC (a)	25,423	261,370
Columbia Sportswear Co	712	65,127	Match Group Inc (a)	8,049	311,818
Deckers Outdoor Corp (a)	605	68,298	Netflix Inc (a)	1,460	571,488
Gildan Activewear Inc	2,165	60,982	Pandora Media Inc (a)	42,841	337,587
Michael Kors Holdings Ltd (a)	6,672	444,355	Rightmove PLC	1,024	71,761
		$1,144,535	SEEK Ltd	4,377	70,647
			Tencent Holdings Ltd	9,507	477,192
Beverages — 6.03%			Trade Me Group Ltd	19,538	61,666
Anheuser-Busch InBev SA	1,137	114,854	YY Inc ADR (a)	3,947	396,555
Brown-Forman Corp, Class B	2,004	98,216
Constellation Brands Inc, Class A	478	104,620			$5,540,530
Davide Campari-Milano SpA	16,510	135,830	Leisure Time — 1.24%
Diageo PLC	3,691	132,594	Planet Fitness Inc, Class A (a)	5,707	250,766
Molson Coors Brewing Co, Class B	1,445	98,318
			Media — 5.01%
Pernod Ricard SA	751	122,695	AMC Networks Inc, Class A (a)	1,049	65,248
Treasury Wine Estates Ltd	32,066	412,672	MSG Networks Inc, Class A (a)	2,372	56,810
		$1,219,799	Naspers Ltd, Class N	1,361	345,769
Commercial Services — 13.23%			Sirius XM Holdings Inc	17,330	117,324
Bright Horizons Family Solutions Inc (a)	3,602	369,277	Vivendi SA	12,860	315,376
Care.com Inc (a)	13,247	276,597	Walt Disney Co/The	1,077	112,880
Global Payments Inc	980	109,260			$1,013,407
Navitas Ltd	108,999	358,151
PayPal Holdings Inc (a)	3,788	315,427	REITs — 2.05%
			American Campus Communities Inc	1,371	58,788
RELX PLC	6,077	130,127
TAL Education Group ADR (a)	8,939	328,955	AvalonBay Communities Inc	662	113,791
			Education Realty Trust Inc	1,699	70,509
Wirecard AG	4,218	679,512
Worldpay Inc, Class A (a)	1,324	108,277	Essex Property Trust Inc	452	108,060
			UNITE Group PLC/The	5,623	63,894
		$2,675,583
					$415,042
Computers — 1.99%
			Retail — 19.30%
Apple Inc	649	120,136
			American Eagle Outfitters Inc	2,662	61,891
HP Inc	4,978	112,951	At Home Group Inc (a)	1,732	67,808
Ingenico Group SA	771	69,329
			Bed Bath & Beyond Inc	2,538	50,570
International Business Machines Corp	709	99,047
			Children’s Place Inc/The	402	48,562
		$401,463	Chipotle Mexican Grill Inc (a)	667	287,724
Construction Materials — 0.50%			Dick’s Sporting Goods Inc	1,500	52,875
Fortune Brands Home & Security Inc	1,867	100,239	Domino’s Pizza Inc	466	131,491
			Fast Retailing Co Ltd	800	367,863
Diversified Financial Services — 2.30%			Foot Locker Inc	1,178	62,022
Discover Financial Services	5,993	421,967	Hennes & Mauritz AB, Class B	22,195	330,815
Pagseguro Digital Ltd, Class A (a)	1,580	43,845	Hibbett Sports Inc (a)	2,249	51,502
		$465,812	Home Depot Inc/The	2,418	471,752
Electronics — 0.64%			Industria de Diseno Textil SA	3,993	136,440
Garmin Ltd	2,125	129,625	JD Sports Fashion PLC	13,275	77,192
			Lowe’s Cos Inc	1,219	116,500
Food — 3.09%			Lululemon Athletica Inc (a)	1,221	152,442
Sprouts Farmers Market Inc (a)	2,291	50,562	Mr Price Group Ltd	10,280	169,561
Takeaway.com NV (a),(b)	7,805	521,360	Qurate Retail Inc (a)	4,300	91,246
United Natural Foods Inc (a)	1,243	53,026	Signet Jewelers Ltd	1,633	91,040
		$624,948	Starbucks Corp	1,896	92,619
			Truworths International Ltd	27,246	153,436
Home Builders — 0.95%			Urban Outfitters Inc (a)	9,725	433,249
DR Horton Inc	2,439	99,999	Williams-Sonoma Inc	1,030	63,221
Toll Brothers Inc	2,469	91,328	Zalando SE (a),(b)	6,098	340,894
		$191,327			$3,902,715
Home Furnishings — 1.84%			Semiconductors — 2.18%
Electrolux AB Series B	3,984	90,740	NVIDIA Corp	1,861	440,871
Sleep Number Corp (a)	1,496	43,414
Sony Corp	2,600	133,012	Software — 4.59%
Whirlpool Corp	711	103,969	Blackbaud Inc	535	54,811
			Cornerstone OnDemand Inc (a)	1,355	64,268
		$371,135
			First Data Corp, Class A (a)	6,735	140,963
Internet — 27.41%			Microsoft Corp	1,175	115,867
Alibaba Group Holding Ltd ADR (a)	2,714	503,528	Momo Inc ADR (a)	11,084	482,154
Alphabet Inc, Class C (a)	418	466,342	Square Enix Holdings Co Ltd	1,400	68,789
Amazon.com Inc (a)	199	338,260
ASOS PLC (a)	2,532	203,905			$926,852
Baozun Inc ADR (a)	1,371	74,994
Booking Holdings Inc (a)	207	419,608
Ctrip.com International Ltd ADR (a)	7,124	339,316
Facebook Inc, Class A (a)	681	132,332
GrubHub Inc (a)	2,115	221,885

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies — 1.62%
Funko Inc, Class A (a)	26,071	$327,191

TOTAL COMMON STOCKS		$20,141,840
Total Investments		$20,141,840
Other Assets and Liabilities — 0.37%		$75,189
TOTAL NET ASSETS — 100.00%		$20,217,029

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $862,254 or 4.26% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Communications	32.42%
Consumer, Cyclical	30.60%
Consumer, Non-cyclical	22.36%
Technology	8.75%
Financial	4.36%
Industrial	1.14%
Other Assets and Liabilities	0.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2018

COMMON STOCKS — 99.55%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.03%			Electronics (continued)
Boeing Co/The	602	$201,977	Fortive Corp	2,842	$219,146
Raytheon Co	297	57,375	Garmin Ltd	2,548	155,428
TransDigm Group Inc	524	180,853	Mettler-Toledo International Inc (a)	248	143,500
		$440,205			$661,959
Banks — 0.79%			Environmental Control — 1.98%
Fifth Third Bancorp	1,957	56,166	Republic Services Inc	3,248	222,033
M&T Bank Corp	340	57,851	Waste Management Inc	2,529	205,709
State Street Corp	609	56,692			$427,742
		$170,709	Food — 4.93%
Beverages — 1.54%			Campbell Soup Co	5,022	203,592
Brown-Forman Corp, Class B	1,191	58,371	Hershey Co/The	2,220	206,593
Constellation Brands Inc, Class A	699	152,990	JM Smucker Co/The	1,196	128,546
Monster Beverage Corp (a)	1,021	58,504	Kellogg Co	977	68,263
PepsiCo Inc	591	64,342	Kraft Heinz Co/The	2,252	141,471
		$334,207	Lamb Weston Holdings Inc	1,196	81,938
			McCormick & Co Inc	1,413	164,035
Biotechnology — 0.27%			Sysco Corp	1,085	74,095
Celgene Corp (a)	743	59,009
					$1,068,533
Chemicals — 1.93%
Eastman Chemical Co	1,493	149,240	Forest Products & Paper — 0.26%
PPG Industries Inc	1,342	139,206	International Paper Co	1,086	56,559
Sherwin-Williams Co/The	159	64,804	Gas — 0.33%
Westlake Chemical Corp	597	64,255	Atmos Energy Corp	803	72,382
		$417,505	Hand/Machine Tools — 0.25%
Commercial Services — 7.98%			Stanley Black & Decker Inc	407	54,054
Automatic Data Processing Inc	562	75,387	Healthcare - Products — 2.46%
Ecolab Inc	1,157	162,362	IDEXX Laboratories Inc (a)	1,155	251,721
Equifax Inc	1,337	167,272	Intuitive Surgical Inc (a)	151	72,251
FleetCor Technologies Inc (a)	755	159,041
			Zimmer Biomet Holdings Inc	1,869	208,281
Global Payments Inc	1,330	148,282
Moody’s Corp	903	154,015			$532,253
S&P Global Inc	1,137	231,823	Healthcare — Services — 4.89%
Total System Services Inc	2,481	209,694	Anthem Inc	274	65,220
TransUnion	2,664	190,849	Cigna Corp	770	130,862
Verisk Analytics Inc (a)	2,136	229,919	Humana Inc	797	237,211
			Laboratory Corp of America Holdings (a)	1,264	226,926
		$1,728,644
			Quest Diagnostics Inc	1,465	161,062
Computers — 2.28%			UnitedHealth Group Inc	965	236,753
Accenture PLC, Class A	1,356	221,828
Apple Inc	362	67,010			$1,058,034
Cognizant Technology Solutions Corp, Class A	1,841	145,421	Home Builders — 1.06%
DXC Technology Co	735	59,248	NVR Inc (a)	77	228,717

		$493,507	Household Products — 1.41%
Distribution/Wholesale — 0.88%			Estee Lauder Cos Inc/The, Class A	1,091	155,675
Fastenal Co	3,950	190,113	Procter & Gamble Co/The	1,922	150,031

Diversified Financial Services — 8.25%					$305,706
Alliance Data Systems Corp	626	145,983	Household Products/Wares — 2.73%
BlackRock Inc	396	197,620	Avery Dennison Corp	547	55,848
CME Group Inc	907	148,676	Church & Dwight Co Inc	3,067	163,042
Intercontinental Exchange Inc	2,958	217,561	Clorox Co/The	1,691	228,708
Mastercard Inc, Class A	1,241	243,881	Kimberly-Clark Corp	1,362	143,473
Nasdaq Inc	2,677	244,330			$591,071
SEI Investments Co	2,072	129,541
T Rowe Price Group Inc	1,940	225,215	Insurance — 3.86%
Visa Inc, Class A	1,767	234,039	Aflac Inc	4,860	209,077
			Arthur J Gallagher & Co	2,183	142,506
		$1,786,846	Progressive Corp/The	3,758	222,286
Electric — 4.60%			Reinsurance Group of America Inc	421	56,195
American Electric Power Co Inc	2,302	159,413	Torchmark Corp	2,533	206,212
Dominion Energy Inc	2,037	138,883			$836,276
Duke Energy Corp	860	68,009
NextEra Energy Inc	1,422	237,517	Internet — 3.05%
Pinnacle West Capital Corp	1,960	157,897	CDW Corp	2,992	241,723
			F5 Networks Inc (a)	1,469	253,329
WEC Energy Group Inc	3,608	233,257
			Facebook Inc, Class A (a)	846	164,395
		$994,976
					$659,447
Electrical Components & Equipment — 0.96%
AMETEK Inc	2,881	207,893	Lodging — 0.73%
			Las Vegas Sands Corp	2,072	158,218
Electronics — 3.06%
Amphenol Corp, Class A	1,651	143,885	Machinery — Diversified — 3.25%
			Cognex Corp	1,203	53,666

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Diversified (continued)			Transportation (continued)
IDEX Corp	1,104	$150,674	Expeditors International of Washington Inc	995	$72,734
Nordson Corp	1,125	144,461	FedEx Corp	261	59,263
Roper Technologies Inc	793	218,796	Kansas City Southern	629	66,649
Xylem Inc	2,023	136,310	Norfolk Southern Corp	1,085	163,694
		$703,907	Union Pacific Corp	497	70,415
			United Parcel Service Inc, Class B	620	65,863
Media — 0.27%
Comcast Corp, Class A	1,787	58,631			$575,345

Miscellaneous Manufacture — 2.25%			Water — 0.75%
			American Water Works Co Inc	1,902	162,393
3M Co	926	182,163
Dover Corp	804	58,853	TOTAL COMMON STOCKS		$21,556,420
Eaton Corp PLC	801	59,867
Illinois Tool Works Inc	935	129,535	Total Investments		$21,556,420
Parker-Hannifin Corp	362	56,417	Other Assets and Liabilities — 0.45%		$98,382
		$486,835	TOTAL NET ASSETS — 100.00%		$21,654,802
Pharmaceuticals — 2.61%
			(a) Non-income producing security
AbbVie Inc	1,303	120,723
Pfizer Inc	5,956	216,084
Zoetis Inc	2,674	227,798	Portfolio Summary (unaudited)
		$564,605	Sector		Percent
Real Estate — 0.71%			Consumer, Non-cyclical		28.83%
CBRE Group Inc, Class A (a)	3,226	154,009	Technology		18.77%
			Financial		17.39%
REITs — 3.78%
			Industrial		16.43%
American Tower Corp	1,566	225,770
			Consumer, Cyclical		5.98%
Essex Property Trust Inc	673	160,894
			Utilities		5.68%
Extra Space Storage Inc	2,565	256,013
			Communications		4.28%
Public Storage	775	175,816
			Basic Materials		2.19%
		$818,493	Other Assets and Liabilities		0.45%
Retail — 3.31%			TOTAL NET ASSETS		100.00%
Domino’s Pizza Inc	291	82,111
Home Depot Inc/The	834	162,713
Lowe’s Cos Inc	722	69,002
McDonald’s Corp	1,382	216,546
Starbucks Corp	1,133	55,347
Walgreens Boots Alliance Inc	2,191	131,493
		$717,212
Semiconductors — 4.53%
Applied Materials Inc	1,123	51,871
IPG Photonics Corp (a)	262	57,805
KLA-Tencor Corp	570	58,442
Lam Research Corp	786	135,860
Maxim Integrated Products Inc	1,060	62,180
Microchip Technology Inc	726	66,030
Micron Technology Inc (a)	1,325	69,483
NVIDIA Corp	267	63,252
ON Semiconductor Corp (a)	6,309	140,281
Teradyne Inc	1,426	54,288
Texas Instruments Inc	2,013	221,933
		$981,425
Software — 11.96%
Adobe Systems Inc (a)	1,043	254,294
ANSYS Inc (a)	404	70,369
Broadridge Financial Solutions Inc	2,173	250,112
CDK Global Inc	2,196	142,850
Cerner Corp (a)	1,008	60,268
Fidelity National Information Services Inc	2,245	238,037
Fiserv Inc (a)	3,028	224,345
Intuit Inc	1,307	267,027
Jack Henry & Associates Inc	1,861	242,600
MSCI Inc	1,541	254,928
Paychex Inc	3,351	229,041
Red Hat Inc (a)	1,479	198,733
SS&C Technologies Holdings Inc	3,046	158,087
		$2,590,691
Telecommunications — 0.96%
Arista Networks Inc (a)	809	208,309

Transportation — 2.66%
CSX Corp	1,203	76,727

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2018

COMMON STOCKS — 99.47%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 1.92%			Construction Materials — 0.45%
Interpublic Group of Cos Inc/The	5,963	$139,773	Fortune Brands Home & Security Inc	1,214	$65,180
Omnicom Group Inc	1,839	140,260
			Distribution/Wholesale — 1.67%
		$280,033	Watsco Inc	445	79,335
Aerospace & Defense — 2.38%			WW Grainger Inc	533	164,377
Boeing Co/The	385	129,171			$243,712
General Dynamics Corp	331	61,702
Spirit AeroSystems Holdings Inc, Class A	806	69,243	Diversified Financial Services — 8.86%
TransDigm Group Inc	256	88,356	Alliance Data Systems Corp	578	134,790
			American Express Co	755	73,990
		$348,472	Discover Financial Services	1,770	124,626
Airlines — 2.20%			FNF Group	1,845	69,409
Alaska Air Group Inc	2,153	130,020	Intercontinental Exchange Inc	1,008	74,139
Delta Air Lines Inc	1,366	67,671	Invesco Ltd	2,263	60,105
Southwest Airlines Co	2,424	123,333	Lazard Ltd, Class A	2,586	126,481
			Legg Mason Inc	3,511	121,937
		$321,024	Mastercard Inc, Class A	421	82,735
Apparel — 2.53%			Nasdaq Inc	1,734	158,262
Carter’s Inc	1,196	129,634	Navient Corp	10,813	140,893
Hanesbrands Inc	7,223	159,051	Synchrony Financial	3,851	128,546
VF Corp	988	80,542			$1,295,913
		$369,227	Electronics — 1.45%
Auto Manufacturers — 1.50%			Allegion PLC	875	67,690
Ford Motor Co	13,144	145,504	Gentex Corp	3,242	74,631
General Motors Co	1,872	73,757	Honeywell International Inc	488	70,296
		$219,261			$212,617
Auto Parts & Equipment — 2.76%			Entertainment — 0.67%
Allison Transmission Holdings Inc	3,505	141,917	Vail Resorts Inc	358	98,160
BorgWarner Inc	2,843	122,704
Lear Corp	747	138,800	Food — 1.85%
			General Mills Inc	1,456	64,443
		$403,421	Kroger Co/The	2,714	77,213
Banks — 9.38%			Tyson Foods Inc, Class A	1,867	128,543
Associated Banc-Corp	2,981	81,381			$270,199
Bank of New York Mellon Corp/The	2,443	131,751
BB&T Corp	1,355	68,346	Hand/Machine Tools — 0.97%
Capital One Financial Corp	752	69,109	Snap-on Inc	881	141,594
Citigroup Inc	975	65,247	Healthcare — Products — 0.69%
Citizens Financial Group Inc	1,693	65,858	Patterson Cos Inc	4,421	100,224
Huntington Bancshares Inc	8,891	131,231
PacWest Bancorp	1,412	69,781	Healthcare — Services — 3.12%
PNC Financial Services Group Inc/The	467	63,092	Anthem Inc	313	74,503
Popular Inc	3,334	150,730	Humana Inc	272	80,955
Regions Financial Corp	7,187	127,785	Quest Diagnostics Inc	1,354	148,859
State Street Corp	694	64,604	UnitedHealth Group Inc	617	151,375
Synovus Financial Corp	2,829	149,456			$455,692
Zions Bancorp	2,537	133,675	Home Builders — 0.42%
		$1,372,046	Toll Brothers Inc	1,679	62,106

Biotechnology — 1.82%			Home Furnishings — 0.86%
Amgen Inc	763	140,842	Whirlpool Corp	859	125,612
Gilead Sciences Inc	1,772	125,529
			Household Products — 0.52%
		$266,371	Estee Lauder Cos Inc/The, Class A	532	75,911
Chemicals — 3.42%
Air Products & Chemicals Inc	458	71,324	Household Products/Wares — 0.54%
Celanese Corp, Series A	730	81,074	Church & Dwight Co Inc	1,497	79,581
Eastman Chemical Co	1,386	138,545	Housewares — 0.90%
LyondellBasell Industries NV, Class A	1,291	141,816	Toro Co/The	2,195	132,249
PPG Industries Inc	654	67,840
			Insurance — 5.54%
		$500,599	Allstate Corp/The	1,519	138,639
Commercial Services — 1.03%			American Financial Group Inc	1,253	134,484
H&R Block Inc	2,908	66,244	Axis Capital Holdings Ltd	1,492	82,985
Robert Half International Inc	1,290	83,979	CNO Financial Group Inc	6,150	117,096
		$150,223	First American Financial Corp	2,405	124,387
			MetLife Inc	1,595	69,542
Computers — 2.91%			Primerica Inc	1,431	142,528
Apple Inc	779	144,201
Cognizant Technology Solutions Corp, Class A	899	71,012			$809,661
International Business Machines Corp	473	66,078	Internet — 1.05%
Seagate Technology PLC	1,378	77,815	CDW Corp	1,904	153,824
Western Digital Corp	851	65,876	Leisure Products & Services — 0.89%
		$424,982	Harley-Davidson Inc	3,089	129,985

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Lodging — 0.43%			Shipbuilding — 0.42%
Wyndham Destinations Inc	1,414	$62,598	Huntington Ingalls Industries Inc	281	$60,918

Machinery — Diversified — 0.75%			Software — 1.64%
Cummins Inc	829	110,257	Broadridge Financial Solutions Inc	733	84,368
			CDK Global Inc	1,072	69,734
Media — 1.97%			MSCI Inc	520	86,024
Comcast Corp, Class A	2,033	66,703
Sirius XM Holdings Inc	11,725	79,378			$240,126
Walt Disney Co/The	1,352	141,703	Telecommunications — 2.50%
		$287,784	Cisco Systems Inc	3,117	134,124
			Juniper Networks Inc	2,869	78,668
Miscellaneous Manufacture — 1.96%			Motorola Solutions Inc	1,315	153,027
Carlisle Cos Inc	715	77,441
Eaton Corp PLC	912	68,163			$365,819
Ingersoll-Rand PLC	1,571	140,966	Transportation — 1.03%
		$286,570	Union Pacific Corp	1,068	151,314

Oil & Gas — 2.21%			TOTAL COMMON STOCKS		$14,544,054
Marathon Petroleum Corp	2,179	152,879
Valero Energy Corp	1,538	170,456	Total Investments		$14,544,054
			Other Assets and Liabilities — 0.53%		$78,050
		$323,335
			TOTAL NET ASSETS — 100.00%		$14,622,104
Oil & Gas Services — 1.19%
Baker Hughes a GE Co	5,283	174,498

Packaging & Containers — 0.91%			Portfolio Summary (unaudited)
Silgan Holdings Inc	2,588	69,436	Sector		Percent
WestRock Co	1,119	63,805
			Financial		28.31%
		$133,241	Consumer, Cyclical		26.17%
Pharmaceuticals — 3.65%			Consumer, Non-cyclical		13.21%
AbbVie Inc	635	58,833	Industrial		10.33%
Allergan PLC	905	150,882	Communications		7.44%
Cardinal Health Inc	1,064	51,955	Technology		7.19%
CVS Health Corp	2,059	132,497	Basic Materials		3.42%
McKesson Corp	493	65,766	Energy		3.40%
Pfizer Inc	2,027	73,539	Other Assets and Liabilities		0.53%
		$533,472	TOTAL NET ASSETS		100.00%
Real Estate — 1.38%
Jones Lang LaSalle Inc	458	76,023
Realogy Holdings Corp	5,487	125,104
		$201,127
REITs — 2.24%
American Tower Corp	528	76,122
Extra Space Storage Inc	866	86,435
Host Hotels & Resorts Inc	3,966	83,564
Simon Property Group Inc	480	81,691
		$327,812
Retail — 11.35%
Bed Bath & Beyond Inc	6,543	130,369
Cracker Barrel Old Country Store Inc	472	73,731
Foot Locker Inc	3,051	160,635
Home Depot Inc/The	761	148,471
Kohl’s Corp	1,114	81,211
Lowe’s Cos Inc	1,557	148,803
Nordstrom Inc	2,732	141,463
Signet Jewelers Ltd	2,775	154,706
Target Corp	1,850	140,822
TJX Cos Inc/The	891	84,805
Tractor Supply Co	2,149	164,377
Walgreens Boots Alliance Inc	1,069	64,156
Williams-Sonoma Inc	2,697	165,542
		$1,659,091
Savings & Loans — 0.90%
Investors Bancorp Inc	10,338	132,223

Semiconductors — 2.64%
Entegris Inc	2,217	75,156
Lam Research Corp	727	125,662
Skyworks Solutions Inc	1,277	123,422
Teradyne Inc	1,622	61,750
		$385,990

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

June 30, 2018

	Principal			Principal
BONDS — 97.72%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 44.47%			Insurance (continued)
Bank of America Corp			Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.90%),			(3-month USD LIBOR + 3.68%),
6.10%, 03/17/2025 (a),(b)	$2,200,000	$2,286,680	5.10%, 10/28/2024 (a),(b),(c)	$2,200,000	$2,242,262
Bank of New York Mellon Corp/The			Legal & General Group PLC
(3-month USD LIBOR + 3.42%),			(5-year Swap rate + 3.69%),
4.95%, 06/20/2020 (a),(b)	1,100,000	1,123,375	5.25%, 03/21/2047 (a)	2,200,000	2,059,640
BNP Paribas SA			Lincoln National Corp
(3-month USD LIBOR + 1.29%),			(3-month USD LIBOR + 2.04%),
7.20%, 06/25/2037 (a),(b),(c)	2,200,000	2,329,250	4.40%, 04/20/2067	1,100,000	1,023,000
Citigroup Inc			Meiji Yasuda Life Insurance Co
(3-month USD LIBOR + 4.06%),			(5-year Swap rate + 4.23%),
5.88%, 03/27/2020 (a),(b)	1,100,000	1,126,785	5.20%, 10/20/2045 (a),(c)	1,100,000	1,123,054
Credit Agricole SA			MetLife Inc
(3-month USD LIBOR + 6.98%),			9.25%, 04/08/2038 (c)	1,635,000	2,215,425
8.38%, 10/13/2019 (a),(b),(c)	1,650,000	1,716,000	Progressive Corp/The
Dresdner Funding Trust I			(3-month USD LIBOR + 2.54%),
8.15%, 06/30/2031 (c)	1,650,000	2,054,158	5.38%, 03/15/2023 (a),(b)	1,650,000	1,641,750
Goldman Sachs Group Inc/The			Prudential Financial Inc
(3-month USD LIBOR + 3.92%),			(3-month USD LIBOR + 3.92%),
5.38%, 05/10/2020 (a),(b)	1,650,000	1,678,875	5.63%, 06/15/2043 (a)	1,650,000	1,701,562
HSBC Capital Funding Dollar 1 LP			QBE Insurance Group Ltd
(3-month USD LIBOR + 4.98%),			(10-year Swap rate + 4.40%),
10.18%, 06/30/2030 (a),(b)	1,600,000	2,426,000	5.88%, 06/17/2046 (a)	1,100,000	1,066,239
JPMorgan Chase & Co					$16,928,432
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	1,100,000	1,196,250	Mining — 4.43%
Lloyds Bank PLC			BHP Billiton Finance USA Ltd
(3-month USD LIBOR + 11.76%),			(5-year Swap rate + 4.97%),
12.00%, 12/16/2024 (a),(b),(c)	1,650,000	2,019,418	6.25%, 10/19/2075 (a),(c)	2,200,000	2,299,687
Morgan Stanley			Pipelines — 7.02%
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(b)	1,100,000	1,133,770	Enbridge Inc
			(3-month USD LIBOR + 3.89%),
Standard Chartered PLC			6.00%, 01/15/2077 (a)	1,650,000	1,551,000
(3-month USD LIBOR + 1.46%),
7.01%, 07/30/2037 (a),(b),(c)	2,200,000	2,326,500	Enterprise Products Operating LLC
			(3-month USD LIBOR + 3.03%),
US Bancorp			5.25%, 08/16/2077 (a)	1,100,000	1,023,000
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	550,000	547,910	Transcanada Trust
			(3-month USD LIBOR + 3.53%),
Wells Fargo & Co			5.63%, 05/20/2075 (a)	1,100,000	1,072,500
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	1,100,000	1,134,375			$3,646,500

		$23,099,346	TOTAL BONDS		$50,762,678
Diversified Financial Services — 4.23%			Total Investments		$50,762,678
American Express Co			Other Assets and Liabilities — 2.28%		$1,186,492
(3-month USD LIBOR + 3.43%),
5.20%, 11/15/2019 (a),(b)	1,650,000	1,672,688	TOTAL NET ASSETS — 100.00%		$51,949,170

Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),			(a) Rate shown is the rate in effect as of period end. The rate may be based on a
5.00%, 12/01/2027 (a),(b)	550,000	526,625	fixed rate and may convert to a variable rate or floating rate in the future.
			(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
		$2,199,313	but they may be called by the issuer at an earlier date.

Electric — 3.30%

Emera Inc,			(c) Security exempt from registration under Rule 144A of the Securities Act of
(3-month USD LIBOR + 5.44%),			1933. These securities may be resold in transactions exempt from
6.75%, 06/15/2076 (a)	1,650,000	1,716,000	registration, normally to qualified institutional buyers. At the end of the

Gas — 1.68%			period, the value of these securities totaled $19,199,154 or 36.96% of net
NiSource Inc			assets.
(5-year Swap rate + 2.84%)
5.65%, 06/15/2023 (a),(b),(c)	880,000	873,400	Portfolio Summary (unaudited)
Insurance — 32.59%			Sector		Percent
Allstate Corp/The			Financial		81.29%
(3-month USD LIBOR + 2.94%),			Energy		7.02%
5.75%, 08/15/2053 (a)	1,100,000	1,130,250
			Utilities		4.98%
American International Group Inc			Basic Materials		4.43%
(3-month USD LIBOR + 2.87%),			Other Assets and Liabilities		2.28%
5.75%, 04/01/2048 (a)	1,100,000	1,083,500
Catlin Insurance Co Ltd			TOTAL NET ASSETS		100.00%
(3-month USD LIBOR + 2.98%),
5.33%, 10/19/2018 (b)	1,650,000	1,641,750

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2018

COMMON STOCKS — 99.57%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 5.71%			Diversified Financial Services (continued)
Boeing Co/The	134	$44,958	T Rowe Price Group Inc	408	$47,365
Curtiss-Wright Corp	326	38,800	TD Ameritrade Holding Corp	746	40,858
Harris Corp	274	39,604	Visa Inc, Class A	241	31,920
HEICO Corp	636	46,402			$533,943
Lockheed Martin Corp	85	25,112
Northrop Grumman Corp	126	38,770	Electric — 0.52%
Raytheon Co	204	39,409	NextEra Energy Inc	176	29,397
Teledyne Technologies Inc (a)	236	46,978	Electrical Components & Equipment — 0.75%
		$320,033	AMETEK Inc	579	41,781
Apparel — 2.06%			Electronics — 2.60%
Columbia Sportswear Co	377	34,484	FLIR Systems Inc	883	45,890
Ralph Lauren Corp	394	49,534	Keysight Technologies Inc (a)	841	49,644
VF Corp	387	31,548	National Instruments Corp	570	23,929
		$115,566	TE Connectivity Ltd	289	26,027
Banks — 1.72%					$145,490
Comerica Inc	459	41,732	Energy — Alternate Sources — 0.38%
JPMorgan Chase & Co	262	27,301	First Solar Inc (a)	404	21,275
Regions Financial Corp	1,550	27,559
			Entertainment — 0.62%
		$96,592	Churchill Downs Inc	117	34,690

Beverages — 1.20%			Food — 0.92%
Brown-Forman Corp, Class B	810	39,698	Lamb Weston Holdings Inc	756	51,794
Constellation Brands Inc, Class A	126	27,578
			Healthcare — Products — 4.57%
		$67,276	ABIOMED Inc (a)	152	62,176
Chemicals — 1.51%			Bio-Techne Corp	292	43,201
Eastman Chemical Co	416	41,583	Cantel Medical Corp	258	25,377
Westlake Chemical Corp	398	42,837	ICU Medical Inc (a)	175	51,389
		$84,420	Insulet Corp (a)	508	43,536
			ResMed Inc	292	30,245
Commercial Services — 11.95%
ASGN Inc (a)	537	41,988			$255,924
Bright Horizons Family Solutions Inc (a)	443	45,416	Healthcare — Services — 1.53%
Cimpress NV (a)	285	41,314	Chemed Corp	161	51,811
Cintas Corp	169	31,277	Encompass Health Corp	502	33,996
CoStar Group Inc (a)	122	50,341
FleetCor Technologies Inc (a)	143	30,123			$85,807
Grand Canyon Education Inc (a)	274	30,581	Household Products — 0.75%
Moody’s Corp	273	46,563	Estee Lauder Cos Inc/The, Class A	295	42,094
S&P Global Inc	230	46,895	Insurance — 2.02%
Square Inc (a)	897	55,291
			First American Financial Corp	491	25,395
Total System Services Inc	510	43,105	Hanover Insurance Group Inc/The	374	44,715
United Rentals Inc (a)	255	37,643
			Progressive Corp/The	725	42,884
Verisk Analytics Inc (a)	423	45,532
Weight Watchers International Inc (a)	691	69,860			$112,994
WEX Inc (a)	282	53,715	Internet — 6.83%
			Amazon.com Inc (a)	30	50,994
		$669,644
			GoDaddy Inc (a)	717	50,620
Computers — 4.22%			GrubHub Inc (a)	435	45,636
Cognizant Technology Solutions Corp, Class A	358	28,278	IAC/InterActiveCorp (a)	283	43,155
DXC Technology Co	331	26,682	Netflix Inc (a)	150	58,714
EPAM Systems Inc (a)	252	31,331
			Palo Alto Networks Inc (a)	243	49,929
Fortinet Inc (a)	822	51,317
			VeriSign Inc (a)	243	33,393
NetApp Inc	716	56,228	Zendesk Inc (a)	920	50,131
Seagate Technology PLC	753	42,522
					$382,572
		$236,358
			Lodging — 2.53%
Distribution/Wholesale — 1.85%			Choice Hotels International Inc	360	27,216
KAR Auction Services Inc	532	29,153	Hilton Worldwide Holdings Inc	366	28,973
Watsco Inc	243	43,322	Hyatt Hotels Corp, Class A	577	44,516
WW Grainger Inc	102	31,457	Marriott International Inc, Class A	324	41,018
		$103,932			$141,723
Diversified Financial Services — 9.53%			Machinery — Construction & Mining — 0.50%
BlackRock Inc	81	40,422	BWX Technologies Inc	454	28,293
CME Group Inc	272	44,586
Credit Acceptance Corp (a)	133	47,002	Machinery — Diversified — 2.42%
E*TRADE Financial Corp (a)	797	48,745	Deere & Co	186	26,003
FNF Group	720	27,086	IDEX Corp	310	42,309
Interactive Brokers Group Inc, Class A	655	42,189	Roper Technologies Inc	103	28,418
LPL Financial Holdings Inc	721	47,254	Xylem Inc	574	38,676
Mastercard Inc, Class A	251	49,327			$135,406
Nasdaq Inc	332	30,302
SEI Investments Co	590	36,887

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Oil & Gas — 3.66%			Sector	Percent
Continental Resources Inc (a)	747	$48,376
HollyFrontier Corp	904	61,861	Consumer, Non-cyclical	24.89%
Marathon Petroleum Corp	602	42,236	Technology	19.77%
Valero Energy Corp	476	52,755	Financial	16.23%
			Industrial	14.25%
		$205,228	Consumer, Cyclical	10.17%
Pharmaceuticals — 3.96%			Communications	8.18%
Abbott Laboratories	481	29,336	Energy	4.04%
Herbalife Nutrition Ltd (a)	902	48,455	Basic Materials	1.51%
Nektar Therapeutics (a)	416	20,313	Utilities	0.53%
Sarepta Therapeutics Inc (a)	594	78,515	Other Assets and Liabilities	0.43%
Zoetis Inc	529	45,066	TOTAL NET ASSETS	100.00%
		$221,685
Real Estate — 1.55%
CBRE Group Inc, Class A (a)	935	44,637
Jones Lang LaSalle Inc	253	41,995
		$86,632
REITs — 1.41%
Rayonier Inc	1,253	48,479
Ryman Hospitality Properties Inc	370	30,765
		$79,244
Retail — 3.11%
Burlington Stores Inc (a)	216	32,514
Copart Inc (a)	867	49,037
Kohl’s Corp	672	48,989
PVH Corp	291	43,569
		$174,109
Semiconductors — 2.47%
Intel Corp	846	42,055
IPG Photonics Corp (a)	124	27,358
Micron Technology Inc (a)	551	28,894
ON Semiconductor Corp (a)	1,805	40,134
		$138,441
Software — 13.08%
2U Inc (a)	524	43,785
Adobe Systems Inc (a)	205	49,981
ANSYS Inc (a)	183	31,875
Aspen Technology Inc (a)	558	51,749
Broadridge Financial Solutions Inc	403	46,385
Intuit Inc	254	51,893
Jack Henry & Associates Inc	239	31,156
Microsoft Corp	316	31,161
MSCI Inc	296	48,967
Paycom Software Inc (a)	411	40,619
PTC Inc (a)	564	52,909
RealPage Inc (a)	558	30,746
Red Hat Inc (a)	296	39,774
salesforce.com Inc (a)	248	33,827
ServiceNow Inc (a)	267	46,050
Splunk Inc (a)	292	28,940
SS&C Technologies Holdings Inc	821	42,610
Tyler Technologies Inc (a)	136	30,206
		$732,633
Telecommunications — 1.36%
Cisco Systems Inc	1,027	44,192
Motorola Solutions Inc	273	31,769
		$75,961
Transportation — 2.28%
CH Robinson Worldwide Inc	469	39,237
Old Dominion Freight Line Inc	301	44,837
XPO Logistics Inc (a)	434	43,478
		$127,552

TOTAL COMMON STOCK		$5,578,489
Total Investments		$5,578,489
Other Assets and Liabilities — 0.43%		$24,225
TOTAL NET ASSETS — 100.00%		$5,602,714

(a) Non-income producing security

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS — 99.57%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.68%			Pharmaceuticals (continued)
Boeing Co/The	42,849	$14,376,268	Bristol-Myers Squibb Co	478,068	$26,456,283
United Technologies Corp	241,867	30,240,631	Johnson & Johnson	235,955	28,630,780
		$44,616,899	Merck & Co Inc	855,746	51,943,782
			Pfizer Inc	857,271	31,101,792
Agriculture — 3.13%
Altria Group Inc	485,201	27,554,565			$151,886,066
Philip Morris International Inc	304,207	24,561,673	Retail — 6.55%
		$52,116,238	Home Depot Inc/The	170,686	33,300,838
			McDonald’s Corp	298,033	46,698,791
Banks — 8.78%			Walmart Inc	339,869	29,109,780
Bank of America Corp	1,014,316	28,593,568
Citigroup Inc	450,661	30,158,234			$109,109,409
JPMorgan Chase & Co	276,646	28,826,513	Semiconductors — 2.56%
Morgan Stanley	560,369	26,561,491	Intel Corp	269,793	13,411,410
Wells Fargo & Co	580,486	32,182,144	NVIDIA Corp	60,666	14,371,775
		$146,321,950	Texas Instruments Inc	135,251	14,911,423
Beverages — 5.61%					$42,694,608
Coca-Cola Co/The	1,073,115	47,066,824	Software — 4.87%
PepsiCo Inc	426,963	46,483,462	Adobe Systems Inc (a)	65,027	15,854,233
		$93,550,286	Microsoft Corp	525,511	51,820,640
			Oracle Corp	307,117	13,531,575
Biotechnology — 1.98%
Amgen Inc	178,501	32,949,500			$81,206,448
			Telecommunications — 7.29%
Chemicals — 1.89%
			AT&T Inc	1,307,660	41,988,963
DowDuPont Inc	477,645	31,486,358
			Cisco Systems Inc	709,151	30,514,767
Computers — 5.50%			Verizon Communications Inc	974,584	49,031,321
Apple Inc	346,288	64,101,372			$121,535,051
International Business Machines Corp	197,079	27,531,936
			Transportation — 1.92%
		$91,633,308	Union Pacific Corp	226,351	32,069,410
Diversified Financial Services — 4.07%
Mastercard Inc, Class A	173,719	34,139,258	TOTAL COMMON STOCKS		$1,659,356,869
Visa Inc, Class A	253,830	33,619,783	Total Investments		$1,659,356,869
		$67,759,041	Other Assets and Liabilities — 0.43%		$7,168,407
Electronics — 2.79%			TOTAL NET ASSETS — 100.00%		$1,666,525,276
Honeywell International Inc	322,527	46,460,014
			(a) Non-income producing security
Healthcare — Products — 4.84%
Abbott Laboratories	507,730	30,966,453
Medtronic PLC	580,941	49,734,359	Portfolio Summary (unaudited)
		$80,700,812	Sector		Percent
Healthcare — Services — 2.09%			Consumer, Non-cyclical		29.52%
UnitedHealth Group Inc	141,842	34,799,516	Communications		20.22%
			Financial		14.55%
Household Products — 2.75%			Technology		12.93%
Procter & Gamble Co/The	587,949	45,895,299	Industrial		9.87%
Insurance — 1.71%			Consumer, Cyclical		6.55%
Berkshire Hathaway Inc, Class B (a)	152,534	28,470,471	Energy		4.04%
			Basic Materials		1.89%
Internet — 9.28%			Other Assets and Liabilities		0.43%
Alphabet Inc, Class A (a)	29,329	33,118,013
Amazon.com Inc (a)	33,031	56,146,094	TOTAL NET ASSETS		100.00%
Booking Holdings Inc (a)	14,631	29,658,354
Facebook Inc, Class A (a)	87,934	17,087,335
Netflix Inc (a)	47,579	18,623,848
		$154,633,644
Media — 3.65%
Comcast Corp, Class A	884,921	29,034,258
Walt Disney Co/The	302,934	31,750,513
		$60,784,771
Miscellaneous Manufacture — 2.48%
3M Co	137,750	27,098,180
General Electric Co	1,042,336	14,186,193
		$41,284,373
Oil & Gas — 4.04%
Chevron Corp	266,210	33,656,930
Exxon Mobil Corp	407,790	33,736,467
		$67,393,397
Pharmaceuticals — 9.11%
AbbVie Inc	148,445	13,753,429

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS — 99.45%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.01%			Banks (continued)
Aerovironment Inc (a)	12,843	$917,375	TCF Financial Corp	100,441	$2,472,857
Kaman Corp	12,913	899,907	Triumph Bancorp Inc (a)	10,911	444,623
KLX Inc (a)	24,252	1,743,719	United Community Banks Inc	42,098	1,291,146
			Veritex Holdings Inc (a)	11,729	364,420
		$3,561,001
			Walker & Dunlop Inc	18,242	1,015,167
Agriculture — 0.09%			WesBanco Inc	12,532	564,441
Phibro Animal Health Corp, Class A	4,173	192,167
Turning Point Brands Inc	3,425	109,257			$33,855,154
		$301,424	Beverages — 0.67%
			Boston Beer Co Inc/The, Class A (a)	6,034	1,808,390
Airlines — 0.29%			MGP Ingredients Inc	6,032	535,702
Allegiant Travel Co	4,320	600,264
SkyWest Inc	8,223	426,774			$2,344,092
		$1,027,038	Biotechnology — 3.79%
			Abeona Therapeutics Inc (a)	20,288	324,608
Apparel — 0.59%			Adverum Biotechnologies Inc (a)	31,230	165,519
Oxford Industries Inc	6,722	557,792	Amicus Therapeutics Inc (a)	93,201	1,455,800
Steven Madden Ltd	28,832	1,530,979	Arrowhead Pharmaceuticals Inc (a)	30,204	410,774
		$2,088,771	Assembly Biosciences Inc (a)	5,348	209,695
			ChemoCentryx Inc (a)	3,805	50,112
Auto Manufacturers — 0.03%
			CRISPR Therapeutics AG (a)	16,870	991,281
Blue Bird Corp (a)	4,588	102,542
			Cymabay Therapeutics Inc (a)	24,276	325,784
Auto Parts & Equipment — 0.28%			CytomX Therapeutics Inc (a)	12,369	282,755
Cooper-Standard Holdings Inc (a)	6,085	795,127	Emergent BioSolutions Inc (a)	18,403	929,168
Douglas Dynamics Inc	3,762	180,576	Halozyme Therapeutics Inc (a)	40,683	686,322
			ImmunoGen Inc (a)	64,632	628,869
		$975,703
			Innoviva Inc (a)	37,943	523,613
Banks — 9.64%			Ligand Pharmaceuticals Inc (a)	13,885	2,876,556
Ameris Bancorp	21,363	1,139,716	Myriad Genetics Inc (a)	28,771	1,075,172
BancFirst Corp	5,140	304,288	Palatin Technologies Inc (a)	35,241	34,177
Banner Corp	23,957	1,440,534	PDL BioPharma Inc (a)	43,668	102,183
Blue Hills Bancorp Inc	8,509	188,900	Pieris Pharmaceuticals Inc (a)	24,501	124,220
Camden National Corp	3,134	143,255	PTC Therapeutics Inc (a)	23,798	802,707
Carolina Financial Corp	8,266	354,777	Retrophin Inc (a)	13,185	359,423
Cathay General Bancorp	35,457	1,435,654	Sangamo Therapeutics Inc (a)	49,858	707,984
CenterState Bank Corp	86,322	2,574,122	Vericel Corp (a)	13,446	130,426
City Holding Co	5,524	415,571	XOMA Corp (a)	5,307	110,810
CoBiz Financial Inc	11,990	257,545
ConnectOne Bancorp Inc	11,414	284,209			$13,307,958
Enterprise Financial Services Corp	15,147	817,181	Chemicals — 1.94%
Equity Bancshares Inc, Class A (a)	9,716	403,020	American Vanguard Corp	5,984	137,333
FB Financial Corp	9,539	388,428	Balchem Corp	10,077	988,957
FCB Financial Holdings Inc, Class A (a)	18,390	1,081,332	Ferro Corp (a)	29,506	615,200
First Commonwealth Financial Corp	53,393	828,125	Ingevity Corp (a)	13,471	1,089,265
First Financial Bankshares Inc	20,099	1,023,039	KMG Chemicals Inc	8,422	621,375
First Foundation Inc (a)	17,141	317,794	Kraton Corp (a)	12,372	570,844
First Merchants Corp	15,904	737,946	PolyOne Corp	33,235	1,436,417
First Midwest Bancorp Inc	51,043	1,300,065	PQ Group Holdings Inc (a)	15,971	287,478
Great Western Bancorp Inc	21,117	886,703	Rayonier Advanced Materials Inc	35,685	609,856
Green Bancorp Inc	22,775	491,940	Stepan Co	5,701	444,735
Guaranty Bancorp	10,447	311,321			$6,801,460
Hanmi Financial Corp	19,050	540,067
Heartland Financial USA Inc	15,286	838,437	Coal — 0.70%
Heritage Commerce Corp	15,825	268,867	Arch Coal Inc, Class A	19,560	1,534,091
Heritage Financial Corp	18,558	646,746	Warrior Met Coal Inc	33,589	926,048
Horizon Bancorp	13,253	274,205			$2,460,139
Independent Bank Corp	6,895	540,568
			Commercial Services — 6.67%
Independent Bank Group Inc	11,089	740,745
			Aaron’s Inc	19,537	848,883
Lakeland Bancorp Inc	10,847	215,313	Adtalem Global Education Inc (a)	18,281	879,316
Lakeland Financial Corp	10,497	505,850	Alarm.com Holdings Inc (a)	26,585	1,073,502
LegacyTexas Financial Group Inc	21,000	819,420	AMN Healthcare Services Inc (a)	30,293	1,775,170
Live Oak Bancshares Inc	8,353	256,019	Avis Budget Group Inc (a)	38,520	1,251,900
Luther Burbank Corp	15,148	174,278
National Commerce Corp (a)	5,628	260,576	Barrett Business Services Inc	2,113	204,052
			CAI International Inc (a)	10,633	247,111
Nicolet Bankshares Inc (a)	2,400	132,264
			Cambium Learning Group Inc (a)	1,660	18,509
Old Line Bancshares Inc	5,272	184,046	Care.com Inc (a)	7,476	156,099
Old Second Bancorp Inc	8,592	123,725
			Carriage Services Inc	5,296	130,017
Opus Bank	19,866	570,154	CBIZ Inc (a)	10,370	238,510
Peoples Bancorp Inc	4,849	183,195	CorVel Corp (a)	1,602	86,508
Preferred Bank	8,378	514,912
			CRA International Inc	2,007	102,136
S&T Bancorp Inc	10,044	434,303
Seacoast Banking Corp of Florida (a)	38,826	1,226,125	Deluxe Corp	19,506	1,291,492
			Ennis Inc	5,053	102,829
ServisFirst Bancshares Inc	12,537	523,169
			EVERTEC Inc	56,314	1,230,461
Southside Bancshares Inc	17,935	604,051
			Forrester Research Inc	3,754	157,480

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)			Electric (continued)
FTI Consulting Inc (a)	14,057	$850,167	NRG Yield Inc, Class C	65,195	$1,121,354
Green Dot Corp, Class A (a)	22,441	1,646,945
					$7,623,986
Hackett Group Inc/The	6,899	110,867
HealthEquity Inc (a)	32,518	2,442,102	Electrical Components & Equipment — 0.87%
Herc Holdings Inc (a)	4,790	269,869	Encore Wire Corp	3,219	152,741
HMS Holdings Corp (a)	32,063	693,202	Energizer Holdings Inc	25,676	1,616,561
			Generac Holdings Inc (a)	25,101	1,298,475
ICF International Inc	6,118	434,684
Insperity Inc	9,056	862,584			$3,067,777
Korn	16,125	998,621	Electronics — 1.39%
McGrath RentCorp	6,345	401,448	Badger Meter Inc	8,434	377,000
Medifast Inc	2,630	421,221	Brady Corp, Class A	13,901	535,883
Nutrisystem Inc	38,051	1,464,964	Control4 Corp (a)	25,312	615,335
Paylocity Holding Corp (a)	11,706	689,015
			Electro Scientific Industries Inc (a)	26,115	411,833
Sotheby’s (a)	9,755	530,087
			KEMET Corp (a)	46,345	1,119,232
Strayer Education Inc	3,641	411,469	Rogers Corp (a)	7,821	871,729
TriNet Group Inc (a)	15,059	842,400
			Stoneridge Inc (a)	6,129	215,373
Vectrus Inc (a)	1,743	53,719
			Vishay Precision Group Inc (a)	2,700	103,005
Viad Corp	9,223	500,348	Watts Water Technologies Inc, Class A	8,179	641,234
		$23,417,687			$4,890,624
Computers — 2.43%			Energy — Alternate Sources — 0.32%
CACI International Inc, Class A (a)	9,718	1,637,969
			Pattern Energy Group Inc	50,586	948,487
Convergys Corp	67,012	1,637,773	TPI Composites Inc (a)	5,479	160,206
ExlService Holdings Inc (a)	11,036	624,748
Qualys Inc (a)	15,168	1,278,663			$1,108,693
Science Applications International Corp	13,977	1,131,159	Engineering & Construction — 0.90%
Syntel Inc (a)	19,112	613,304	Exponent Inc	12,086	583,754
Varonis Systems Inc (a)	14,360	1,069,820	KBR Inc	75,044	1,344,789
Virtusa Corp (a)	11,105	540,591	NV5 Global Inc (a)	1,975	136,868
			TopBuild Corp (a)	13,066	1,023,590
		$8,534,027
			VSE Corp	1,357	64,837
Construction Materials — 2.90%
Armstrong World Industries Inc (a)	33,374	2,109,237			$3,153,838
Boise Cascade Co	29,892	1,336,172	Entertainment — 0.63%
Builders FirstSource Inc (a)	55,837	1,021,259	Eldorado Resorts Inc (a)	17,419	681,083
Continental Building Products Inc (a)	11,031	348,028	International Speedway Corp, Class A	3,801	169,905
Patrick Industries Inc (a)	10,204	580,097	Penn National Gaming Inc (a)	39,437	1,324,689
PGT Innovations Inc (a)	17,015	354,763	RCI Hospitality Holdings Inc	1,361	43,075
Simpson Manufacturing Co Inc	23,249	1,445,855			$2,218,752
Summit Materials Inc, Class A (a)	61,937	1,625,846
Trex Co Inc (a)	21,516	1,346,687	Environmental Control — 0.59%
			Advanced Emissions Solutions Inc	4,739	53,835
		$10,167,944	Heritage-Crystal Clean Inc (a)	2,981	59,918
Distribution/Wholesale — 0.37%			MSA Safety Inc	11,163	1,075,444
SiteOne Landscape Supply Inc (a)	7,175	602,485	Tetra Tech Inc	15,122	884,637
Systemax Inc	4,888	167,805			$2,073,834
Triton International Ltd	17,475	535,783
			Food — 0.47%
		$1,306,073	Calavo Growers Inc	12,280	1,180,722
Diversified Financial Services — 4.29%			Chefs’ Warehouse Inc/The (a)	3,392	96,672
Artisan Partners Asset Management Inc, Class A	30,736	926,690	John B Sanfilippo & Son Inc	4,913	365,773
Cohen & Steers Inc	26,966	1,124,752			$1,643,167
Diamond Hill Investment Group Inc	869	168,960
Encore Capital Group Inc (a)	15,844	579,890	Forest Products & Paper — 0.35%
Enova International Inc (a)	18,085	661,007	Neenah Inc	8,091	686,521
Federal Agricultural Mortgage Corp, Class C	2,350	210,278	Schweitzer-Mauduit International Inc	12,800	559,616
Federated Investors Inc, Class B	68,956	1,608,054			$1,246,137
Hamilton Lane Inc, Class A	10,828	519,419
			Gas — 0.44%
Houlihan Lokey Inc	25,181	1,289,771
			Chesapeake Utilities Corp	4,802	383,920
Legg Mason Inc	56,426	1,959,675
			Southwest Gas Holdings Inc	15,148	1,155,338
Moelis & Co, Class A	38,891	2,280,957
PennyMac Financial Services Inc, Class A (a)	16,031	315,009			$1,539,258
Piper Jaffray Cos	8,053	618,873	Hand/Machine Tools — 0.08%
PJT Partners Inc, Class A	10,229	546,126	Franklin Electric Co Inc	6,381	287,783
R1 RCM Inc (a)	7,421	64,414
Regional Management Corp (a)	3,072	107,582	Healthcare — Products — 6.43%
Waddell & Reed Financial Inc, Class A	103,779	1,864,909	Abaxis Inc	5,489	455,642
			AngioDynamics Inc (a)	14,956	332,621
Westwood Holdings Group Inc	3,437	204,639
			Atrion Corp	285	170,829
		$15,051,005	Avanos Medical Inc	26,035	1,490,504
Electric — 2.17%			AxoGen Inc (a)	8,211	412,603
ALLETE Inc	31,698	2,453,742	Cardiovascular Systems Inc (a)	13,150	425,271
Ameresco Inc, Class A (a)	2,494	29,928	CareDx Inc (a)	5,558	68,030
Black Hills Corp	42,175	2,581,532	CONMED Corp	10,120	740,784
El Paso Electric Co	24,322	1,437,430	Cutera Inc (a)	7,139	287,702

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products (continued)			Internet (continued)
Globus Medical Inc, Class A (a)	38,496	$1,942,508	HealthStream Inc	6,529	$178,307
Haemonetics Corp (a)	22,915	2,055,017	Match Group Inc (a)	51,708	2,003,168
Inogen Inc (a)	7,173	1,336,545	New Media Investment Group Inc	10,198	188,459
Integer Holdings Corp (a)	6,800	439,620	NIC Inc	32,319	502,560
Intersect ENT Inc (a)	14,021	525,086	Perficient Inc (a)	14,904	393,018
Invacare Corp	20,460	380,556	RingCentral Inc, Class A (a)	28,064	1,974,302
iRhythm Technologies Inc (a)	12,126	983,782	Shutterfly Inc (a)	14,222	1,280,407
Lantheus Holdings Inc (a)	10,986	159,846	Stamps.com Inc (a)	8,270	2,092,723
LeMaitre Vascular Inc	8,942	299,378	TechTarget Inc (a)	5,174	146,942
Luminex Corp	19,720	582,332	Web.com Group Inc (a)	14,003	361,978
Meridian Bioscience Inc	16,505	262,430	Yelp Inc (a)	32,837	1,286,554
Merit Medical Systems Inc (a)	19,202	983,142
					$13,839,979
Nevro Corp (a)	12,435	992,935
Novocure Ltd (a)	32,002	1,001,663	Investment Companies — 0.43%
Orthofix International NV (a)	8,630	490,357	B. Riley Financial Inc	3,731	84,134
Patterson Cos Inc	100,329	2,274,458	BBX Capital Corp	24,846	224,359
Penumbra Inc (a)	11,932	1,648,406	Corporate Capital Trust Inc	63,406	990,402
Quidel Corp (a)	15,567	1,035,205	Newtek Business Services Corp	9,853	196,173
STAAR Surgical Co (a)	5,681	176,111			$1,495,068
Surmodics Inc (a)	1,288	71,098
			Leisure Products & Services — 0.53%
Tactile Systems Technology Inc (a)	8,986	467,272
			Acushnet Holdings Corp	12,741	311,645
Utah Medical Products Inc	845	93,077	Callaway Golf Co	50,216	952,598
		$22,584,810	Johnson Outdoors Inc, Class A	1,147	96,956
			Malibu Boats Inc, Class A (a)	7,792	326,796
Healthcare — Services — 1.93%
			MCBC Holdings Inc (a)	5,916	171,268
Addus HomeCare Corp (a)	1,136	65,036
Amedisys Inc (a)	14,605	1,248,143			$1,859,263
Ensign Group Inc/The	12,813	458,962	Leisure Time — 0.31%
Magellan Health Inc (a)	7,973	765,009
			Planet Fitness Inc, Class A (a)	24,861	1,092,392
Medpace Holdings Inc (a)	8,057	346,451
National HealthCare Corp	1,985	139,704	Lodging — 0.04%
Providence Service Corp/The (a)	2,238	175,795	Monarch Casino & Resort Inc (a)	3,182	140,167
Quorum Health Corp (a)	4,901	24,505
			Machinery — Diversified — 1.06%
RadNet Inc (a)	9,305	139,575
			Alamo Group Inc	3,745	338,398
Select Medical Holdings Corp (a)	30,681	556,860
			Altra Industrial Motion Corp	10,712	461,687
Surgery Partners Inc (a)	10,093	150,386
			Applied Industrial Technologies Inc	16,322	1,144,988
Teladoc Inc (a)	36,652	2,127,649
			Chart Industries Inc (a)	7,559	466,239
Triple-S Management Corp, Class B (a)	6,291	245,726
			Hurco Cos Inc	1,090	48,778
US Physical Therapy Inc	3,555	341,280	Ichor Holdings Ltd (a)	42,361	898,900
		$6,785,081	Kadant Inc	3,790	364,409
Home Builders — 1.72%					$3,723,399
Cavco Industries Inc (a)	1,525	316,666
			Media — 1.54%
KB Home	80,571	2,194,754	John Wiley & Sons Inc, Class A	12,688	791,731
LGI Homes Inc (a)	12,799	738,886
			Meredith Corp	17,996	917,796
TRI Pointe Group Inc (a)	88,645	1,450,232
			New York Times Co/The Class A	53,743	1,391,944
Winnebago Industries Inc	33,186	1,347,352	World Wrestling Entertainment Inc, Class A	31,774	2,313,783
		$6,047,890			$5,415,254
Home Furnishings — 0.26%			Metal Fabrication & Hardware — 0.79%
Sleep Number Corp (a)	30,887	896,341
			Advanced Drainage Systems Inc	11,481	327,782
Household Products/Wares — 0.36%			RBC Bearings Inc (a)	4,291	552,724
ACCO Brands Corp	19,631	271,889	Rexnord Corp (a)	43,864	1,274,688
Central Garden & Pet Co, Class A (a)	9,748	394,502	Sun Hydraulics Corp	12,784	616,061
WD-40 Co	4,070	595,237			$2,771,255
		$1,261,628	Mining — 0.28%
Insurance — 2.02%			Kaiser Aluminum Corp	9,573	996,645
American Equity Investment Life Holding Co	42,998	1,547,928	Miscellaneous Manufacture — 1.55%
FBL Financial Group Inc, Class A	1,711	134,741	Chase Corp	1,032	121,002
Health Insurance Innovations Inc, Class A (a)	14,876	481,239
			Federal Signal Corp	13,821	321,891
Horace Mann Educators Corp	12,371	551,747	Harsco Corp (a)	14,813	327,367
Kemper Corp	20,730	1,568,224	Hillenbrand Inc	10,247	483,146
Kinsale Capital Group Inc	6,377	349,842	John Bean Technologies Corp	7,783	691,909
NMI Holdings Inc, Class A (a)	41,685	679,466
			Myers Industries Inc	3,825	73,440
Selective Insurance Group Inc	16,130	887,150	Proto Labs Inc (a)	8,944	1,063,889
Trupanion Inc (a)	7,014	270,740
			Raven Industries Inc	5,526	212,475
Universal Insurance Holdings Inc	17,799	624,745	Standex International Corp	3,127	319,579
		$7,095,822	Trinseo SA	25,968	1,842,430
Internet — 3.94%					$5,457,128
Blucora Inc (a)	22,856	845,672
			Office & Business Equipment — 0.23%
Cogent Communications Holdings Inc	20,284	1,083,166	Pitney Bowes Inc	94,342	808,511
Etsy Inc (a)	35,618	1,502,723

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Office Furnishings — 0.33%			Retail (continued)
Herman Miller Inc	19,756	$669,729	American Eagle Outfitters Inc	97,348	$2,263,341
Interface Inc	21,717	498,405	Big Lots Inc	46,241	1,931,949
		$1,168,134	BJ’s Restaurants Inc	7,791	467,460
			Bloomin’ Brands Inc	28,978	582,458
Oil & Gas — 4.36%			Boot Barn Holdings Inc (a)	13,270	275,352
Abraxas Petroleum Corp (a)	28,151	81,356
			Caleres Inc	7,270	250,015
Callon Petroleum Co (a)	110,232	1,183,892
			Cheesecake Factory Inc/The	35,677	1,964,376
CVR Energy Inc	18,068	668,335	Chico’s FAS Inc	50,075	407,610
Delek US Holdings Inc	39,230	1,968,169	Children’s Place Inc/The	12,026	1,452,741
Denbury Resources Inc (a)	127,692	614,199
			Citi Trends Inc	1,927	52,877
Diamond Offshore Drilling Inc (a)	48,879	1,019,616	Conn’s Inc (a)	6,996	230,868
Gulfport Energy Corp (a)	104,167	1,309,379	Denny’s Corp (a)	13,168	209,766
Matador Resources Co (a)	37,995	1,141,750
			FirstCash Inc	26,376	2,369,884
Par Pacific Holdings Inc (a)	8,419	146,322	Five Below Inc (a)	29,069	2,840,332
PBF Energy Inc, Class A	67,565	2,833,001	GMS Inc (a)	22,896	620,253
Ring Energy Inc (a)	21,926	276,706
			Group 1 Automotive Inc	6,367	401,121
SilverBow Resources Inc (a)	1,342	38,757
			La-Z-Boy Inc	16,637	509,092
Southwestern Energy Co (a)	482,158	2,555,437	Ollie’s Bargain Outlet Holdings Inc (a)	13,065	947,212
SRC Energy Inc (a)	87,439	963,578
			PetMed Express Inc	13,433	591,724
Unit Corp (a)	10,106	258,309
			Ruth’s Hospitality Group Inc	9,228	258,845
W&T Offshore Inc (a)	36,885	263,728
			Tailored Brands Inc	23,555	601,124
		$15,322,534	Wingstop Inc	13,644	711,125
Oil & Gas Services — 0.51%					$20,021,914
Archrock Inc	29,725	356,700	Savings & Loans — 2.20%
ION Geophysical Corp (a)	3,251	78,999	BofI Holding Inc (a)	49,779	2,036,459
Mammoth Energy Services Inc (a)	3,067	104,155
			First Defiance Financial Corp	2,985	200,174
Oceaneering International Inc	41,240	1,049,971	Meridian Bancorp Inc	27,154	519,999
SEACOR Holdings Inc (a)	3,713	212,644
			Meta Financial Group Inc	3,618	352,393
		$1,802,469	Northfield Bancorp Inc	11,130	184,981
Pharmaceuticals — 2.56%			Northwest Bancshares Inc	63,783	1,109,186
			Pacific Premier Bancorp Inc (a)	33,507	1,278,292
Anika Therapeutics Inc (a)	4,261	136,352
Antares Pharma Inc (a)	34,237	88,332	Washington Federal Inc	49,574	1,621,070
Concert Pharmaceuticals Inc (a)	9,251	155,694	WSFS Financial Corp	7,799	415,687
Corcept Therapeutics Inc (a)	50,431	792,775			$7,718,241
Durect Corp (a)	14,866	23,191
			Semiconductors — 2.04%
Enanta Pharmaceuticals Inc (a)	6,518	755,436	Axcelis Technologies Inc (a)	16,746	331,571
Madrigal Pharmaceuticals Inc (a)	5,793	1,620,244
			Brooks Automation Inc	38,156	1,244,649
Momenta Pharmaceuticals Inc (a)	19,793	404,767
			Cabot Microelectronics Corp	10,382	1,116,688
MyoKardia Inc (a)	12,614	626,285
			Cohu Inc	8,267	202,624
Neogen Corp (a)	11,069	887,623
			Power Integrations Inc	8,355	610,333
Owens & Minor Inc	58,965	985,305	Rudolph Technologies Inc (a)	9,528	282,029
Sorrento Therapeutics Inc (a)	62,143	447,430	Semtech Corp (a)	27,343	1,286,488
Supernus Pharmaceuticals Inc (a)	21,904	1,310,955	SMART Global Holdings Inc (a)	12,053	384,129
USANA Health Sciences Inc (a)	6,577	758,328	Ultra Clean Holdings Inc (a)	47,875	794,725
		$8,992,717	Xcerra Corp (a)	65,024	908,385
Pipelines — 0.24%					$7,161,621
SemGroup Corp, Class A	32,779	832,587	Software — 3.71%
Real Estate — 0.81%			Appfolio Inc, Class A (a)	5,285	323,178
Consolidated-Tomoka Land Co	1,727	106,228	Apptio Inc, Class A (a)	29,863	1,081,041
FRP Holdings Inc (a)	1,821	117,910	Bottomline Technologies de Inc (a)	27,603	1,375,457
Marcus & Millichap Inc (a)	11,926	465,233	CSG Systems International Inc	17,801	727,527
Realogy Holdings Corp	84,279	1,921,561	Ebix Inc	11,747	895,709
RMR Group Inc/The, Class A	2,929	229,780	Envestnet Inc (a)	14,591	801,775
			HubSpot Inc (a)	21,157	2,653,088
		$2,840,712	ManTech International Corp, Class A	11,537	618,845
REITs — 4.73%			Monotype Imaging Holdings Inc	22,626	459,308
AG Mortgage Investment Trust Inc	18,086	339,836	New Relic Inc (a)	22,890	2,302,505
Alexander’s Inc	1,100	420,893	Progress Software Corp	24,033	932,961
Apollo Commercial Real Estate Finance Inc	127,425	2,329,329	Tabula Rasa HealthCare Inc (a)	9,146	583,789
Arbor Realty Trust Inc	84,879	885,288	Upland Software Inc (a)	8,415	289,223
Blackstone Mortgage Trust Inc, Class A	72,933	2,292,284			$13,044,406
CareTrust REIT Inc	71,316	1,190,264
Chesapeake Lodging Trust	26,398	835,233	Storage/Warehousing — 0.13%
CorEnergy Infrastructure Trust Inc	8,051	302,718	Mobile Mini Inc	9,579	449,255
Invesco Mortgage Capital Inc	140,072	2,227,145	Telecommunications — 2.33%
Pebblebrook Hotel Trust	63,853	2,477,496	ADTRAN Inc	29,173	433,219
PotlatchDeltic Corp	44,043	2,239,586	CalAmp Corp (a)	16,525	387,181
Redwood Trust Inc	65,136	1,072,790	Ciena Corp (a)	88,542	2,347,248
		$16,612,862	Comtech Telecommunications Corp	5,010	159,719
			Extreme Networks Inc (a)	90,801	722,776
Retail — 5.70%
			GTT Communications Inc (a)	9,376	421,920
America’s Car-Mart Inc (a)	1,331	82,389

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2018

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
Iridium Communications Inc (a)	39,340	$633,374
Plantronics Inc	8,938	681,522
Shenandoah Telecommunications Co	5,716	186,913
Switch Inc, Class A	35,793	435,601
Telephone & Data Systems Inc	31,028	850,788
Vonage Holdings Corp (a)	71,400	920,346
		$8,180,607
Transportation — 1.19%
CryoPort Inc (a)	4,242	66,939
Forward Air Corp	14,861	877,988
Marten Transport Ltd	17,130	401,698
Saia Inc (a)	13,021	1,052,748
Werner Enterprises Inc	47,174	1,771,384
		$4,170,757
Trucking & Leasing — 0.82%
GATX Corp	20,929	1,553,560
Greenbrier Cos Inc/The	25,052	1,321,493
		$2,875,053
Water — 0.47%
American States Water Co	22,948	1,311,708
SJW Group	4,888	323,683
		$1,635,391

TOTAL COMMON STOCKS		$349,255,760
Total Investments		$349,255,760
Other Assets and Liabilities — 0.55%		$1,919,870
TOTAL NET ASSETS — 100.00%		$351,175,630

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.11%
Consumer, Non-cyclical		22.96%
Industrial		13.16%
Consumer, Cyclical		11.22%
Technology		8.41%
Communications		7.81%
Energy		6.13%
Utilities		3.07%
Basic Materials		2.58%
Other Assets and Liabilities		0.55%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Active Global Dividend ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$25.36	$25.00
Investment Operations:
Net investment income (loss) (b)	0.69	0.17
Net realized and change in unrealized gain (loss)	2.15	0.19
Total from investment operations	2.84	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.51)	—
Net realized gains	(0.13)	—
Total dividends and distributions to stockholders	(0.64)	—
Net asset value, end of period	$27.56	$25.36
Total Return:	11.24%	1.43% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$705,435	$428,567
Ratio of expenses to average net assets	0.58%	0.58% (d)
Ratio of net investment income (loss) to average net assets	2.51%	4.56% (d)
Portfolio turnover rate (e)	22.0%	0.0% (d)

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Contrarian Value Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.26
Net realized and change in unrealized gain (loss)	1.03
Total from investment operations	1.29
Dividends and Distributions to Shareholders from:
Net investment income	(0.17)
Total dividends and distributions to stockholders	(0.17)
Net asset value, end of period	$26.12
Total Return: (c)	5.15%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,918
Ratio of expenses to average net assets (d)	0.29%
Ratio of net investment income (loss) to average net assets (d)	1.44%
Portfolio turnover rate (d)(e)	61.6%

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal EDGE Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2018	June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$41.31	$39.12	$40.00
Investment Operations:
Net investment income (loss) (b)	1.78	1.95	2.13
Net realized and change in unrealized gain (loss)	(0.50)	2.22	(1.39)
Total from investment operations	1.28	4.17	0.74
Dividends and Distributions to Shareholders from:
Net investment income	(1.87)	(1.98)	(1.62)
Net realized gains	(0.45)	—	—
Total dividends and distributions to stockholders	(2.32)	(1.98)	(1.62)
Net asset value, end of period	$40.27	$41.31	$39.12
Total Return:	3.10%	10.92%	2.13%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$292,967	$286,084	$265,013
Ratio of expenses to average net assets (d)	0.65%	0.77%	0.85%	(e)
Ratio of gross expenses to average net assets	0.68%	0.80%	1.34%	(e)
Ratio of net investment income (loss) to average net assets	4.34%	4.82%	5.99%	(e)
Portfolio turnover rate (f)	11.0%	30.7%	34.3%	(e)

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes Reimbursements from the Manager
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$28.56	$25.00
Investment Operations:
Net investment (loss) (b)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	6.35	3.64
Total from investment operations	6.23	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	(0.05)	—
Total dividends and distributions to stockholders	(0.05)	—
Net asset value, end of period	$34.74	$28.56
Total Return:	21.83%	14.24%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$52,104	$7,140
Ratio of expenses to average net assets	0.42%	0.42%	(d)
Ratio of net investment loss to average net assets	(0.38)%	(0.32)%	(d)
Portfolio turnover rate (e)	33.6%	18.2%	(d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal International Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period	$100.00
Investment Operations:
Net investment income (loss) (b)	1.79
Net realized and change in unrealized loss	(1.75)
Total from investment operations	0.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.70)
Total dividends and distributions to stockholders	(0.70)
Net asset value, end of period	$99.34
Total Return: (c)	0.04%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,901
Ratio of expenses to average net assets (d)	0.39%
Ratio of net investment income (loss) to average net assets (d)	2.74%
Portfolio turnover rate (d)(e)	54.1%

(a)	Period from November 8, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Investment Grade Corporate Active ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.19
Net realized and change in unrealized loss	(0.52)
Total from investment operations	(0.33)
Dividends and Distributions to Shareholders from:
Net investment income	(0.08)
Total dividends and distributions to stockholders	(0.08)
Net asset value, end of period	$24.59
Total Return: (c)	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$228,710
Ratio of expenses to average net assets (d)	0.26%
Ratio of net investment income (loss) to average net assets (d)	3.83%
Portfolio turnover rate (d)(e)	47.8%

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$28.92	$25.00
Investment Operations:
Net investment income (loss) (b)	0.23	0.17
Net realized and change in unrealized gain (loss)	7.91	3.87
Total from investment operations	8.14	4.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.23)	(0.09)
Net realized gains	(0.07)	(0.03)
Total dividends and distributions to stockholders	(0.30)	(0.12)
Net asset value, end of period	$36.76	$28.92
Total Return:	28.31%	16.23%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,217	$7,230
Ratio of expenses to average net assets	0.45%	0.45%	(d)
Ratio of expenses to average net assets excluding interest expense	0.45%	—(e)
Ratio of net investment income (loss) to average net assets	0.66%	0.71%	(d)
Portfolio turnover rate (f)	35.6%	5.1%	(d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Ratio is not applicable as there was no interest expense in the period.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2018	June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$29.03	$26.08	$25.00
Investment Operations:
Net investment income (loss) (b)	0.39	0.34	0.09
Net realized and change in unrealized gain (loss)	4.20	3.06	0.99
Total from investment operations	4.59	3.40	1.08
Dividends and Distributions to Shareholders from:
Net investment income	(0.27)	(0.39)	—
Net realized gains	(0.03)	(0.06)	—
Total dividends and distributions to stockholders	(0.30)	(0.45)	—
Net asset value, end of period	$33.32	$29.03	$26.08
Total Return:	15.89%	13.23%	4.31% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$21,655	$7,257	$6,519
Ratio of expenses to average net assets	0.29% (e)	0.40%	0.40% (d)
Ratio of gross expenses to average net assets	0.40%	—(f)	—(f)
Ratio of net investment income (loss) to average net assets	1.22%	1.26%	1.32% (d)
Portfolio turnover rate (g)	63.5%	2.0%	0.0% (d)

(a)	Period from March 21, 2016, date of the initial investment in the fund, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager.
(f)	Ratio is not applicable as there was no Reimbursement from Manager in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2018	June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$29.16	$24.65	$25.00
Investment Operations:
Net investment income (loss) (b)	0.61	0.54	0.18
Net realized and change in unrealized gain (loss)	3.21	4.67	(0.53)
Total from investment operations	3.82	5.21	(0.35)
Dividends and Distributions to Shareholders from:
Net investment income	(0.47)	(0.67)	—
Net realized gains	(0.02)	(0.03)	—
Total dividends and distributions to stockholders	(0.49)	(0.70)	—
Net asset value, end of period	$32.49	$29.16	$24.65
Total Return:	13.17%	21.42%	(1.39)%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,622	$7,290	$6,163
Ratio of expenses to average net assets	0.29% (e)	0.40%	0.40%	(d)
Ratio of gross expenses to average net assets	0.40%	—(f)	—(f)
Ratio of net investment income (loss) to average net assets	1.90%	1.98%	2.73%	(d)
Portfolio turnover rate	55.5%	3.0%	7.1% (d)(g)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager.
(f)	Ratio is not applicable as there was no Reimbursement from Manager in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period	$100.00
Investment Operations:
Net investment income (loss) (b)	4.72
Net realized and change in unrealized loss	(5.91)
Total from investment operations	(1.19)
Dividends and Distributions to Shareholders from:
Net investment income	(4.34)
Net realized gains	(0.02)
Total dividends and distributions to stockholders	(4.36)
Net asset value, end of period	$94.45
Total Return: (c)	(1.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$51,949
Ratio of expenses to average net assets (d)	0.55%
Ratio of net investment income (loss) to average net assets (d)	4.93%
Portfolio turnover rate (d)(e)	41.0%

(a)	Period from July 7, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Sustainable Momentum Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period (a)	$25.00
Investment Operations:
Net investment income (loss) (b)	0.18
Net realized and change in unrealized gain (loss)	2.96
Total from investment operations	3.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.13)
Total dividends and distributions to stockholders	(0.13)
Net asset value, end of period	$28.01
Total Return: (c)	12.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,603
Ratio of expenses to average net assets (d)	0.29%
Ratio of net investment income (loss) to average net assets (d)	0.97%
Portfolio turnover rate (d)(e)	158.1%

(a)	Period from October 18, 2017 date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2018 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.38
Net realized and change in unrealized gain (loss)	0.80
Total from investment operations	1.18
Dividends and Distributions to Shareholders from:
Net investment income	(0.16)
Total dividends and distributions to stockholders	(0.16)
Net asset value, end of period	$26.02
Total Return: (c)	4.73%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,666,525
Ratio of expenses to average net assets (d)(e)	0.12%
Ratio of gross expenses to average net assets (d)	0.15%
Ratio of net investment income (loss) to average net assets (d)	2.02%
Portfolio turnover rate (d)(f)	39.8%

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Small-Cap Multi-Factor Index ETF (a)

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$28.84	$25.00
Investment Operations:
Net investment income (loss) (c)	0.29	0.26
Net realized and change in unrealized gain (loss)	4.64	3.75
Total from investment operations	4.93	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.30)	(0.17)
Net realized gains	(0.02)	—
Total dividends and distributions to stockholders	(0.32)	(0.17)
Net asset value, end of period	$33.45	$28.84
Total Return:	17.14%	16.08%	(d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$351,176	$275,466
Ratio of expenses to average net assets	0.38%	0.38%	(e)
Ratio of net investment income (loss) to average net assets	0.94%	1.21%	(e)
Portfolio turnover rate (f)	76.3%	44.7%	(e)

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Principal Exchange-Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (formerly Principal U.S. Small Cap Index ETF) (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Trust at June 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Statements of
	Statement of	changes in net	Financial
Funds comprising the Trust	operations	assets	highlights
Principal EDGE Active Income ETF	For the year ended	For each of the two	For each of the two years in
	June 30, 2018	years in the period	the period ended June 30,
		ended June 30, 2018	2018 and the period from
July 8, 2015
(commencement of
operations) through June 30,
2016

Principal Price Setters Index ETF	For the year ended	For each of the two	For each of the two years in
Principal Shareholder Yield Index ETF	June 30, 2018	years in the period	the period ended June 30,
		ended June 30, 2018	2018 and the period from
March 21, 2016
(commencement of
operations) through June 30,
2016

Principal Active Global Dividend Income ETF	For the year ended	For the year ended June 30, 2018 and the period
	June 30, 2018	from May 9, 2017 (commencement of operations)
through June 30, 2017

Principal Healthcare Innovators Index ETF	For the year ended	For the year ended June 30, 2018 and the period
Principal Millennials Index ETF	June 30, 2018	from August 19, 2016 (commencement of
operations) through June 30, 2017

A member firm of Ernst & Young Global Limited

Statements of
	Statement of	changes in net	Financial
Funds comprising the Trust	operations	assets	highlights
Principal U.S. Small-Cap Multi-Factor Index	For the year ended	For the year ended June 30, 2018 and the period
ETF	June 30, 2018	from September 21, 2016 (commencement of
(formerly Principal U.S. Small Cap Index ETF)		operations) through June 30, 2017
Principal Spectrum Preferred Securities Active	For the period from July 7, 2017 (commencement of operations) through
ETF	June 30, 2018
Principal U.S. Mega-Cap Multi-Factor Index	For the period from October 11, 2017 (commencement of operations)
ETF	through June 30, 2018
Principal Contrarian Value Index ETF	For the period from October 18, 2017 (commencement of operations)
Principal Sustainable Momentum Index ETF	through June 30, 2018
Principal International Multi-Factor Index ETF	For the period from November 8, 2017 (commencement of operations)
through June 30, 2018
Principal Investment Grade Corporate Active	For the period from April 18, 2018 (commencement of operations) through
ETF	June 30, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, MN

August 20, 2018

A member firm of Ernst & Young Global Limited

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded fund.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 through June 30, 2018, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense	Expenses Paid
	Account Value	Account Value	Ratio	During Period
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$994.60	0.58%	$2.87
Hypothetical 5% Annual Return	$1,000	$1,021.92	0.58%	$2.91
Principal Contrarian Value Index ETF
Actual Fund Return	$1,000	$997.00	0.29%	$1.44
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$996.00	0.65%	$3.22
Hypothetical 5% Annual Return	$1,000	$1,021.57	0.65%	$3.26
Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$1,110.90	0.42%	$2.20
Hypothetical 5% Annual Return	$1,000	$1,022.71	0.42%	$2.11
Principal International Multi-Factor Index ETF
Actual Fund Return	$1,000	$984.00	0.39%	$1.92
Hypothetical 5% Annual Return	$1,000	$1,022.86	0.39%	$1.96
Principal Investment Grade Corporate Active ETF*
Actual Fund Return	$1,000	$986.80	0.26%	$0.52
Hypothetical 5% Annual Return	$1,000	$1,009.48	0.26%	$0.52
Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,071.90	0.45%	$2.31
Hypothetical 5% Annual Return	$1,000	$1,022.56	0.45%	$2.26
Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,041.70	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2018 (Unaudited)

			Annualized
	Beginning	Ending	Expense	Expenses Paid
	Account Value	Account Value	Ratio	During Period
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,005.30	0.29%	$1.44
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$967.50	0.55%	$2.68
Hypothetical 5% Annual Return	$1,000	$1,022.07	0.55%	$2.76
Principal Sustainable Momentum Index ETF
Actual Fund Return	$1,000	$1,076.80	0.29%	$1.49
Hypothetical 5% Annual Return	$1,000	$1,023.36	0.29%	$1.45
Principal U.S. Mega-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$999.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000	$1,024.20	0.12%	$0.60
Principal U.S. Small-Cap Index ETF
Actual Fund Return	$1,000	$1,082.80	0.38%	$1.96
Hypothetical 5% Annual Return	$1,000	$1,022.91	0.38%	$1.91

*	The Fund commenced operations on April 18, 2018. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (73), then divided by the number of days in the year (365) to reflect the period.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Trustee since 2014			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.;
1951			Frontier
Communications, Inc.

Craig Damos	President, The Damos Company	135	Hardin Construction
Trustee since 2014
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President	135	None
Trustee since 2014	and CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products
Trustee since 2014			Group;
Member, Operations Committee			MAM USA
Member, 15(c) Committee
1951

Tao Huang	Retired.	135	Armstrong World
Trustee since 2014			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	135	None
Trustee since 2014	Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe;
Trustee since 2015	Herman Miller Foundation;		Follet Corporation;
Member, Audit Committee	Formerly President, Herman Miller		PetSmart;
1962	Healthcare		SpartanNash;
Spectrum Health
Systems

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting,	135	Brown Advisory;
Trustee since 2018	Inc		B/E Aerospace; WP
Member Operations Committee			Carey; Nalco (and it
1959			successor Ecolab)

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal	135	None
Trustee since 2014	Funds Distributor, Inc. (“PFD”) since
President, Chief Executive Officer	2015
Member, Executive Committee	Executive Director — Funds,
1961	Principal Global Investors, LLC
(“PGI”) since 2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and
Broker Dealer, Principal Life
Insurance Company (“PLIC”)
(2001-2014)
Vice President/Chief Operating
Officer, Principal Funds, PLIC
(2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief
Operating Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc.
(“PSI”) (2005- 2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since
2015

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Nora M. Everett	Director, Finisterre Capital LLP	135	None
Trustee since 2014	since 2011
Chair	Director, Origin Asset Management
Member, Executive Committee	LLP since 2011
1959	Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC
(2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and
since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI
(2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director Morley Capital Management,	135	None
Trustee since 2017	Inc. (“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC
1959	(“Post”) since 2017
Chief Operating Office, PGI
since 2017
Director, PGI since 2003 Chair, PREI
since 2004
Chief Executive Office, PREI
since 2005
Chair, Spectrum since 2017

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel (since-2017)
Vice President, Counsel and Assistant Secretary	Counsel, PFD (2009-2013)
Des Moines, IA 50392	Counsel, PLIC
1973	Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015-2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/ Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors,
LLC since 2016
Vice President/Treasurer, PSI since 2016 Vice President/
Treasurer, PSS since 2016

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (Since 2015)
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, 50392
1965

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director — Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Office (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015-2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS Since 2015

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI (2018)
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC (since 2006)
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan L. Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director — Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director — Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director — Treasury, PLIC (2007-2014)
Director — Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director — Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director — Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint L. Woods	Vice President, Associate General Counsel, Governance
Vice President and Counsel	Officer, and Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and
1961	Governance Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared A. Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company
1981	(TLIC) (2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated September 20, 2016, November 1, 2016, and May 8, 2017, and the Statements of Additional Information dated September 20, 2016 and November 1, 2016. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Trust’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) a management agreement between PETF and Principal Global Investors, LLC (“PGI” or “Manager”) related to the addition of the Principal Investment Grade Corporate Active Exchange-Traded Fund; and (2) an Amended Sub-Advisory Agreement between PETF and the Manager for the Principal Spectrum Preferred Securities Active Exchange-Traded Fund.

Management Agreement for Principal Investment Grade Corporate Active ETF

On March 13, 2018, the Board considered, on behalf of the newly established Principal Investment Grade Corporate Active ETF series of PETF (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PETF, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PETF; that the Manager and Principal Management Corporation, the previous investment adviser to PETF, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (collectively, the “Principal Funds”), which merged with and into the Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since inception (January 1, 2009) performance returns as of December 31, 2017, gross and net of proposed fees, of the Manager for a composite managed in the investment grade corporate securities strategy on which the proposed strategy for the Fund is based, as compared to the historical performance returns of a relevant benchmark index and a relevant Morningstar category. The Board also reviewed the historical annual performance of the Manager’s composite for each of the last nine calendar years, gross and net of fees, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Manager is qualified.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management fee. The Board noted that the Manager proposed a unitary management fee for the Fund and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other active exchange-traded funds. For the Fund, the Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee for the Fund to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for the Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s statements regarding the expected asset levels and timing that will be required for the Fund to break even. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statements that the Manager does not intend to engage in soft dollar trading in connection with the Fund and that there would be no known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

Amended Subadvisory Agreement for Principal Spectrum Preferred Securities Active ETF

On June 12, 2018, the Board considered, on behalf of the Principal Spectrum Preferred Securities Active Exchange-Traded Fund series of PETF (the “Fund”), the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (the “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee.

As part of their review process, the Board were represented by independent legal counsel. The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the change in the calculation methodology for the subadvisory fee would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee.

The Board considered that they had last approved the Subadvisory Agreement for the Fund at the Board of Trustees’ June 2017 meeting. They noted that during the June 2017 meeting, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended approval of the amended Subadvisory Agreement.

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2018 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2018. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the fiscal year ended June 30, 2018, that qualifies for the DRD are as follows:

DRD
Principal Active Global Dividend Income ETF	21.47%
Principal Contrarian Value Index ETF	93.42%
Principal EDGE Active Income ETF	13.74%
Principal Healthcare Innovators Index ETF	7.09%
Principal Millennials Index ETF	37.67%
Principal Investment Grade Corporate Active ETF	0.77%
Principal Price Setters Index ETF	100.00%
Principal Shareholder Yield Index ETF	100.00%
Principal Spectrum Preferred Securities Active ETF	22.91%
Principal Sustainable Momentum Index ETF	100.00%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	100.00%

Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:

QDI
Principal Active Global Dividend Income ETF	72.64%
Principal Contrarian Value Index ETF	100.00%
Principal EDGE Active Income ETF	15.00%
Principal Healthcare Innovators Index ETF	8.03%
Principal Millennials Index ETF	100.00%
Principal International Multi-Factor Index ETF	100.00%
Principal Investment Grade Corporate Active ETF	0.77%
Principal Price Setters Index ETF	100.00%
Principal Shareholder Yield Index ETF	100.00%
Principal Spectrum Preferred Securities Active ETF	39.50%
Principal Sustainable Momentum Index ETF	100.00%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	100.00%

Foreign Taxes Paid. The following fund elects under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the fiscal year ended June 30, 2018, are as follows:

Foreign Taxes Per Share

Principal International Multi-Factor Index ETF     $0.2312

The latest tax reporting supplement is available on Principal’s Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

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ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2017 - $86,964
June 30, 2018 - $210,552

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2017 - $15,000
June 30, 2018 - $15,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2017 - $21,840
June 30, 2018 - $61,340

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited to the Funds. For the purposes of this policy, Prohibited Services are:
Services that are subject to audit procedure during a financial statement audit;
Services where the auditor would act on behalf of management;
Services where the auditor is an advocate to the client's position in an adversarial proceeding;
Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
Financial information systems design and implementation;
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
Actuarial services;
Internal audit functions or human resources;
Broker or dealer, investment advisor, or investment banking services;
Legal services and expert services unrelated to the audit;
Tax planning services related to listed, confidential and aggressive transactions;
Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.
2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 12, 2017).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2017 - $36,840
June 30, 2018 - $76,340

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Craig Damos, and, Elizabeth Nickels,

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/10/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/10/2018